PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.2%
Asset-Backed Securities 16.2%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990%	06/20/22		4,167	$4,191,603
Series 2019-03A, Class A, 144A	2.360	03/20/26		7,000	7,387,902
Series 2020-02A, Class A, 144A	2.020	02/20/27		40,100	41,905,069

Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		2,600	2,655,686
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	5,169,394
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	5,249,135

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	18,420,166
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060	11/15/30		71,200	83,607,419
Series 2020-01, Class C	1.420	09/15/25		16,000	16,147,853
Series 2020-02, Class C	1.870	09/15/27		10,800	10,902,221
Hertz Vehicle Financing LP,
Series 2015-03A, Class A, 144A	2.670	09/25/21		392	393,463
Series 2015-03A, Class B, 144A	3.710	09/25/21		20,600	20,666,989
Series 2016-02A, Class A, 144A	2.950	03/25/22		1,352	1,355,474
Series 2016-04A, Class A, 144A	2.650	07/25/22		377	377,915
Series 2017-01A, Class A, 144A	2.960	10/25/21		418	418,686
Series 2018-01A, Class A, 144A	3.290	02/25/24		2,391	2,395,997
Series 2018-01A, Class B, 144A	3.600	02/25/24		19,400	19,442,185
Series 2019-02A, Class A, 144A	3.420	05/25/25		7,535	7,564,085
Series 2019-03A, Class A, 144A	2.670	12/26/25		16,037	16,073,481
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		2,040	2,056,292
Series 2020-01, Class E, 144A	3.715	01/25/28		2,177	2,210,039
Series 2020-01, Class R, 144A	33.784	01/25/28		18,997	19,085,475
Series 2020-02, Class D, 144A	1.487	02/25/28		2,200	2,206,292
Series 2020-02, Class R, 144A^	31.355	02/25/28		6,800	6,652,542
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	131,318,119
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	27,795,943

Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	4,932,255
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		16,700	17,253,455
Series 2020-03, Class D	1.640	11/16/26		44,100	45,125,034

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

World Omni Select Auto Trust, Series 2020-A, Class D	1.700%	10/15/26		10,000	$10,087,545
					533,047,714
Collateralized Loan Obligations 11.7%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/15/31		141,083	141,049,549
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.613(c)	01/19/33		63,290	63,470,611

Anchorage Capital CLO LLC (Cayman Islands), Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.711(c)	04/15/32		46,000	46,034,532
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.511(c)	07/15/30		65,561	65,599,137
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		51,250	51,312,033

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.174(c)	01/20/32		85,500	85,925,696
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	17,627,482
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	79,809,384

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		35,900	35,914,407
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/16/31	EUR	100,050	121,031,288
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	10,000	12,137,511

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.178(c)	04/23/31		34,500	34,499,017
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780(c)	04/20/32	EUR	89,950	109,124,961

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491%(c)	10/15/30		49,000	$49,018,532
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.581(c)	10/15/32		41,250	41,307,874

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.534(c)	08/20/32		100,000	100,093,290
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.573(c)	01/17/28		2,915	2,895,578
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.263(c)	07/27/31		52,071	52,081,131
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.564(c)	07/20/32		86,000	86,081,760

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	25,000	30,219,582
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	07/20/31		35,000	34,965,042
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/30		37,250	37,256,347
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.244(c)	04/20/31		31,750	31,749,971
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.482(c)	04/22/30		69,867	69,866,530
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.623(c)	10/18/26		3,536	3,536,213

Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.474(c)	10/20/28		33,000	32,999,888
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.324(c)	07/20/31		27,500	27,499,972
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.584(c)	10/20/32		66,000	66,104,537

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CIFC European Funding CLO DAC (Ireland), Series 3A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050%(c)	01/15/34	EUR	68,500	$83,184,370
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.198(c)	04/24/31		24,250	24,232,261
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.423(c)	10/17/31		34,450	34,449,955
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.264(c)	04/20/31		56,000	55,999,950

CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720(c)	01/27/31	EUR	79,000	95,769,661
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,460,992
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29		82,000	81,999,852
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30		36,000	36,007,470
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.361(c)	07/15/31		127,600	127,575,705
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31		146,700	146,348,169
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.641(c)	04/15/31		10,000	9,902,803

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.245(c)	04/26/31		57,750	57,749,983
Hayfin Emerald CLO (Ireland), Series 02A, Class B2, 144A	2.650	05/27/32	EUR	11,250	13,630,467
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090(c)	09/06/31	EUR	55,750	67,723,075
Series 01A, Class A3, 144A	1.700	09/06/31	EUR	10,000	12,231,398
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850(c)	05/27/32	EUR	8,300	10,072,240
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.384(c)	10/20/29		13,782	13,783,543

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPC Investment Partners CLO, (cont’d.)
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.849%(c)	10/20/29		1,025	$1,019,717
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.252(c)	05/06/30		239,900	239,629,777
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.225(c)	02/05/31		14,402	14,401,566

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.248(c)	04/25/31		24,640	24,639,752
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.399(c)	10/20/31		147,537	147,536,750
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.503(c)	07/17/29		27,583	27,583,268
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31		58,150	58,179,604
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.496(c)	07/18/30		150,000	150,106,380

Madison Park Euro Funding XV DAC (Ireland), Series 15A, Class A2, 144A, 3 Month EURIBOR + 1.350% (Cap 2.850%, Floor 1.350%)	1.350(c)	11/25/32	EUR	30,250	36,930,877
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.142(c)	01/22/28		54,000	53,999,968
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.591(c)	10/15/32		64,250	64,344,319
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344(c)	04/21/31		38,539	38,538,492
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.024(c)	04/21/31		17,500	17,489,460
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.343(c)	07/19/28		53,013	53,014,327
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.374(c)	07/20/31		54,250	54,249,940

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.474(c)	10/12/30		112,763	112,763,080

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.252%(c)	04/22/29		134,250	$134,264,606
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.094(c)	10/20/27		60,860	60,727,201
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820(c)	01/15/32	EUR	108,000	131,066,100
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.524(c)	07/20/32		99,500	99,594,147
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.233(c)	07/17/29		118,076	118,031,483
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.455(c)	10/30/30		28,192	28,191,928
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.268(c)	04/20/31		94,500	94,499,915

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	81,216,745
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.323(c)	07/16/31		45,000	45,053,910
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.561(c)	11/14/32		100,000	100,233,020

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.074(c)	08/20/27		14,494	14,482,930
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.441(c)	11/14/29		90,000	89,999,811
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.611(c)	07/15/32		50,000	50,053,255
PPM CLO Ltd. (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.391(c)	07/15/31		94,700	94,699,848

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.264%(c)	02/20/30	158,170	$158,169,499
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30	9,947	9,954,079

Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.473(c)	10/17/30	41,250	41,249,946
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.393(c)	07/25/31	37,000	36,999,700
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.254(c)	04/20/31	89,066	89,065,526
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.313(c)	05/07/31	75,000	74,999,917
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.411(c)	07/15/31	59,250	59,242,949
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.774(c)	04/20/29	33,250	33,104,209

Signal Peak CLO, LLC (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.328(c)	04/25/31	43,100	43,116,456
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.464(c)	07/20/30	50,000	49,999,940
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.368(c)	01/23/29	86,750	86,749,957
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	10/20/30	99,500	99,499,881
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	10/20/30	750	749,629
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.242(c)	07/29/29	203,500	203,500,000
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.564(c)	10/20/32	28,000	28,039,995
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.523(c)	07/17/26	8,895	8,894,797

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands), (cont’d.)
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.463%(c)	01/17/30		84,277	$84,276,583

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	07/20/31		45,750	45,749,950
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.045(c)	04/26/28		109,234	109,111,004
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	10/15/31	EUR	60,700	73,635,576
Toro European CLO DAC (Ireland), Series 7A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	02/15/34	EUR	42,400	51,495,478
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.424(c)	07/20/32		33,500	33,485,079
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.388(c)	07/25/29		94,950	94,949,953
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.428(c)	01/25/31		118,000	117,999,941
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.324(c)	07/20/31		70,000	69,999,930
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.601(c)	07/15/32		53,000	53,028,233
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	1.654(c)	04/20/32		36,425	36,441,315
Series 2019-36A, Class X, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.574(c)	04/20/32		1,050	1,049,999
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.501(c)	01/15/32		38,750	38,749,930
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		46,631	46,541,826
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.524(c)	07/21/30		19,200	19,206,854
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.323(c)	07/18/31		38,373	38,363,064

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344%(c)	07/20/31		195,000	$194,961,195
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	1.213(c)	04/18/31		99,475	99,440,434
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.243(c)	04/17/30		89,641	89,640,962
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.533(c)	10/17/32		100,000	100,146,790

Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	79,011,171
Wellfleet CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.564(c)	07/20/32		50,000	50,022,495
West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724	01/16/27		1,674	1,673,177
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.372(c)	01/22/31		25,000	25,021,952
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/29		72,017	71,682,728
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30		64,013	63,689,281
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29		58,821	57,888,220
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	07/20/31		141,173	140,475,919
					7,553,951,444
Consumer Loans 1.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	16,003,739
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	16,177,267
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26		11,625	11,778,645
Series 2018-02A, Class A, 144A	4.230	04/20/27		47,525	48,712,175
Series 2019-01A, Class A, 144A	3.000	12/20/27		67,920	70,082,233

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust, (cont’d.)
Series 2019-02A, Class A, 144A	2.780%	04/20/28	43,500	$44,902,305
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32	24,000	24,568,853
Series 2020-AA, Class A, 144A	2.190	08/21/34	25,800	26,378,144
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	13,037,300
Series 2017-01A, Class C, 144A	3.350	09/14/32	9,900	9,932,090
Series 2018-01A, Class A, 144A	3.300	03/14/29	25,440	25,640,299
Series 2020-01A, Class A, 144A	3.840	05/14/32	18,878	19,967,436
Series 2020-02A, Class A, 144A	1.750	09/14/35	83,300	86,000,969
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	25,700	25,842,316
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,760,061
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,932,349
Series 2018-B, Class D, 144A	5.770	07/08/24	5,742	5,759,087
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24	45,733	45,882,322
Series 2020-01, Class C, 144A	5.660	05/15/24	2,500	2,545,504

Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,676,071
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	44,300	45,070,811
Series 2018-C, Class B, 144A	4.590	10/08/24	4,800	4,849,069
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,020,693
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	31,449	31,958,804
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,511,320
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	54,868,818
Series 2019-A, Class C, 144A	4.750	08/08/25	14,706	14,821,302
Series 2019-A, Class D, 144A	6.220	08/08/25	5,006	5,047,403
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23	49,679	49,191,525
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25	45,300	44,407,495
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	32,222	32,313,804
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,341,266
				803,981,475

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30	46,700	$56,125,326
Home Equity Loans 0.0%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.770(c)	04/25/33	3,000	2,935,022
Series 2005-AQ01, Class A4	4.618(cc)	01/25/34	212	214,008

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.830(c)	01/25/35	227	224,566
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.105(c)	11/25/33	517	518,663
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.870(c)	12/25/33	897	880,961
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.605(c)	01/25/34	56	56,179
Series 2004-W02, Class AF	4.403	04/25/34	239	253,481
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850(c)	10/25/35	15	14,868
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)	1.372(c)	08/15/33	1,014	1,022,338
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)	1.075(c)	09/25/34	579	577,726
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	12/25/34	1,367	1,341,378
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.105(c)	12/25/34	1,633	1,597,611
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.105(c)	09/25/34	206	200,413
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.705(c)	12/25/34	1,585	1,589,937
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)	1.165(c)	06/25/35	367	367,158

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	1.330%(c)	10/25/32	31	$31,114
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	11/25/33	480	473,567
Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	1.277(c)	08/15/33	136	136,317
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	3.055(c)	10/25/31	48	50,998
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	751	443,157
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.420(c)	08/25/33	750	749,462
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	12/25/33	22	21,541
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	1.060(c)	01/25/35	260	259,783

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.790(c)	09/25/35	258	258,604
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850(c)	07/25/34	311	307,284
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.405(c)	04/25/33	2,693	2,694,501
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.930(c)	03/25/34	483	458,577
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.190(c)	09/25/34	663	610,083
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850(c)	10/25/33	1,357	1,329,356
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	1.015(c)	05/25/34	437	430,505

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)	1.045%(c)	04/25/35		1,254	$1,252,989
					21,302,147
Other 0.4%
ALME Loan Funding II DAC (Ireland), Series 2A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/15/31	EUR	22,030	26,754,458
LOANDEPOT GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	10/16/23		29,500	28,724,522
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.480(c)	04/25/23		62,500	60,985,987
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		132,480	128,544,589
					245,009,556
Residential Mortgage-Backed Securities 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)	0.820(c)	04/25/34		285	284,300
Chase Funding Trust, Series 2002-02, Class 1A5	6.333(cc)	04/25/32		167	170,533
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.480(c)	10/25/37		49,439	49,671,683
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.790(c)	06/25/32		324	322,201
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.830(c)	12/25/33		713	695,274
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.890(c)	08/25/34		189	183,011
Series 2004-12, Class AF5	4.835(cc)	04/25/35		227	229,193
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	11/25/34		1,090	1,093,393

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880%(c)	01/25/36	3,529	$3,527,346
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.550(c)	08/25/34	2,726	2,551,455
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	11/25/34	342	333,881
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.910(c)	11/25/34	379	363,384
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	4.013	07/25/50	30,196	30,856,168
Series 2020-11R, Class 1A1, 144A	2.294	04/25/38	40,889	40,913,712

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.925(c)	12/25/35	1,627	1,615,849
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	0.790(c)	07/25/35	1,686	1,685,929
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.765%)	0.895(c)	10/25/35	5,217	5,209,630

FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.885%)	1.015(c)	03/25/35	129	128,730
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.105(c)	06/25/34	2,787	2,759,978
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	06/25/35	2,572	2,572,291
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	4,837	4,911,717
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	26,721	26,785,642
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	48,264	48,465,305
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	11,362	11,469,806
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.925(c)	06/25/34	121	119,326
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	0.690(c)	10/25/34	14	13,370
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	0.650(c)	06/25/35	286	283,596

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, (cont’d.)
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850%(c)	06/25/35		439	$430,736
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	1.975(c)	01/25/35		2,078	2,106,942

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	0.865(c)	03/25/35		1,780	1,789,509
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.255(c)	06/25/34		732	732,218
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	11/25/34		193	191,460
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)	0.670(c)	05/25/35		1,041	938,222
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.955(c)	05/25/35		777	770,245
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.080(c)	07/25/33		972	963,052
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	08/25/33		167	165,984
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.130(c)	10/25/33		636	634,276
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.130(c)	09/25/34		970	964,773
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.070(c)	09/25/34		765	758,165
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.910(c)	07/25/35		7,220	7,203,051

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	108,286	118,269,539
					373,134,875
Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130	09/01/23		6	6,721

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans 1.3%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530%(c)	01/25/41		935	$937,511
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	48,531,698
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		52,152	53,781,733
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		60,397	62,792,091
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		95,050	8,079,279

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69		6,200	6,307,472
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		152,439	157,779,605
Series 2019-D, Class 1PT, 144A	2.653(cc)	01/16/46		154,176	159,713,014
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		176,024	181,745,033
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45		5,415	5,591,096

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.380(c)	11/29/24		131,164	129,766,799
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.880(c)	11/29/24		49,707	50,173,722
					865,199,053

Total Asset-Backed Securities (cost $10,360,452,379)					10,451,758,311
Bank Loans 1.2%
Auto Manufacturers 0.0%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.630(c)	11/06/24		14,371	14,322,792
Auto Parts & Equipment 0.0%
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.950(c)	03/25/24		2,253	2,229,923
Building Materials 0.1%
Clay Holdco BV (Netherlands), Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	10/30/26	EUR	45,000	54,558,526

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Chemicals 0.1%
Diamond BC BV, Initial Euro Term Loan, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250%(c)	09/06/24	EUR	57,057	$68,650,116
Nouryon Finance BV (Netherlands), Initial Euro Term Loan, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	10/01/25	EUR	12,940	15,659,283
					84,309,399
Commercial Services 0.0%
Lernen Bidco Ltd. (United Kingdom), Facility B1 EUR, 1 - 6 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)	4.250(c)	10/25/25	EUR	12,381	14,600,670
Foods 0.1%
Froneri Finco Sarl (United Kingdom), Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	13,600	16,586,801
Sigma Bidco BV (Netherlands), Facility B4 Loan, 1 Month GBP LIBOR + 4.000%	4.023(c)	07/02/25	GBP	43,800	58,995,717
					75,582,518
Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR	3,975	4,779,641
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	09/12/27	EUR	21,575	22,876,821
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 6 Month GBP LIBOR + 3.750%	4.078(c)	07/29/24	GBP	15,775	20,281,238
					43,158,059
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term Loan	—(p)	03/02/27		648	649,177

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		23,181	$25,383,195
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24(d)		26,725	32,395,724
					57,778,919
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	04/13/26	EUR	31,221	37,961,404
Change Healthcare Holdings LLC, Term Loan	—(p)	03/01/24		19,850	19,870,684
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%	4.551(c)	08/21/26	GBP	17,000	23,088,740
					80,920,828
Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.121(c)	08/28/23		21,975	21,453,094
Retail 0.4%
BBD Bidco Ltd. (United Kingdom), Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	4.839(c)	11/13/26	GBP	26,650	36,149,352
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 5.000%	5.079(c)	03/16/26	GBP	7,900	10,282,976
Initial Facility Loan, 6 Month GBP LIBOR + 8.750%^	8.829(c)	03/15/27	GBP	10,100	12,662,241

EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	9.000(c)	04/20/26		9,736	9,493,063
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	29,007	34,584,974
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	11,744	14,020,231
Term B, 3 Month GBP LIBOR + 4.750%	4.776(c)	02/06/25	GBP	13,056	17,468,044

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)

Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 6 Month GBP LIBOR + 8.500%^	8.700%(c)	03/03/28	GBP	81,850	$99,810,632
					234,471,513
Software 0.1%
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.250(c)	12/01/27		33,644	40,920,541
Telecommunications 0.1%
CenturyLink, Inc., Term Loan	—(p)	03/15/27		10,000	9,955,560
West Corp.,
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		32,234	31,660,229
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	4.500(c)	10/10/24		1,433	1,394,748
					43,010,537

Total Bank Loans (cost $746,717,039)					772,746,137
Certificate of Deposit 0.1%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $49,977,479)	0.574(c)	07/12/21		50,000	50,055,237
Commercial Mortgage-Backed Securities 12.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	35,513,868
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253	34,042,843

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.339(cc)	05/15/49		7,683	8,294,047
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49		5,200	5,583,716
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		92,900	103,073,386
Series 2017-BNK06, Class A4	3.254	07/15/60		55,530	61,330,369
Series 2017-BNK08, Class A3	3.229	11/15/50		53,695	59,302,229
Series 2018-BNK11, Class A2	3.784	03/15/61		60,775	69,120,386
Series 2019-BN20, Class A2	2.758	09/15/62		60,000	65,244,912
Series 2019-BN21, Class A2	2.300	10/17/52		9,516	9,908,721
Series 2019-BN21, Class A3	2.458	10/17/52		9,000	9,547,426

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2019-BN21, Class XB, IO	0.361%(cc)	10/17/52	206,158	$5,815,449
Series 2019-BN22, Class A3	2.726	11/15/62	41,000	43,547,785
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	74,755,128
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	37,638,639
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,761,161
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,323,924
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,811,464
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	16,757,842
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	9,432,445
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	16,002,775
Series 2019-C03, Class A3	3.319	05/15/52	50,000	55,431,565
Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	1.854(c)	12/15/31	24,481	24,514,329
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	2.266(c)	10/15/37	35,000	35,131,569
Series 2020-C08, Class XB, IO	1.024(cc)	10/15/53	119,592	11,194,385

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	33,687,232
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	8,000	9,100,173
Series 2018-B04, Class A4	3.858	07/15/51	40,000	46,177,836
Series 2019-B10, Class A3	3.455	03/15/62	40,000	45,147,660
Series 2019-B11, Class A4	3.281	05/15/52	61,825	68,969,107
Series 2019-B12, Class A4	2.859	08/15/52	81,000	87,903,889
Series 2019-B13, Class A3	2.701	08/15/57	68,700	74,173,047
Series 2019-B14, Class A3	3.090	12/15/62	48,180	52,887,490
Series 2019-B14, Class A4	2.795	12/15/62	77,600	84,105,014
Series 2020-B17, Class A4	2.042	03/15/53	95,550	98,709,762
Series 2020-B21, Class A4	1.704	12/17/53	37,450	37,625,566
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	10/15/36	51,708	51,801,456
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.426(c)	10/15/36	92,262	92,410,040
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	12/15/36	85,722	85,775,281

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	13,675	14,571,528
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	41,736,276
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	13,704,400

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust, (cont’d.)
Series 2017-CD04, Class A3	3.248%	05/10/50	60,000	$66,695,922
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	87,972,395
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	132,707,246
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	31,699,827

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,623	24,859,506
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	16,718,821
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	24,637,589

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	1.981(c)	11/15/31	1,902	1,799,269
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	115,523,772
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,880,200
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	123,963
Series 2016-P06, Class A4	3.458	12/10/49	40,000	45,025,240
Series 2017-C04, Class A3	3.209	10/12/50	90,000	98,965,341
Series 2017-P07, Class A3	3.442	04/14/50	32,600	36,584,956
Series 2017-P08, Class A3	3.203	09/15/50	43,825	47,953,964
Series 2018-C06, Class A4	4.412	11/10/51	12,000	14,329,638
Series 2019-GC41, Class A4	2.620	08/10/56	120,000	129,532,044
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	11,000	11,698,530
Series 2020-GC46, Class A4	2.477	02/15/53	100,000	106,649,260
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	41,264,538
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	15,028,526

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37	54,850	55,019,772
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.325(cc)	01/10/46	27,807	530,740
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,863,778
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,965,635
Series 2014-UBS05, Class A4	3.838	09/10/47	23,200	25,642,452
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,653,549
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,782,875
Series 2015-PC01, Class A5	3.902	07/10/50	5,980	6,707,846
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	45,882,832
Series 2016-DC02, Class A5	3.765	02/10/49	8,925	10,077,798
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	128,388,374
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	86,254,012

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.127%(c)	09/15/33	15,000	$14,850,014
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	37,389,554

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.276(c)	05/15/36	113,675	113,966,758
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	124,640	131,998,883
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	15,035,921
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250(cc)	08/15/48	86,961	829,434
Series 2016-C07, Class A4	3.210	11/15/49	6,275	6,819,675
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	27,514,099
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	29,077,553
Series 2019-C16, Class A2	3.067	06/15/52	38,000	41,001,894
Series 2019-C17, Class A4	2.763	09/15/52	37,150	39,811,586
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	24,447,476
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	21,380,855
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	62,087,398
Series 2017-C06, Class A4	3.071	06/10/50	61,475	67,946,762

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	33,035,109
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0014, Class X1, IO	1.193(cc)	04/25/21	5,040	4,354
Series K0015, Class X1, IO	1.602(cc)	07/25/21	994	1,681
Series K0019, Class X1, IO	1.585(cc)	03/25/22	109,849	1,255,704
Series K0020, Class X1, IO	1.343(cc)	05/25/22	41,765	582,380
Series K0021, Class X1, IO	1.403(cc)	06/25/22	197,960	2,711,554
Series K0024, Class X1, IO	0.794(cc)	09/25/22	101,730	1,134,919
Series K0025, Class X1, IO	0.797(cc)	10/25/22	26,724	289,223
Series K0026, Class X1, IO	0.956(cc)	11/25/22	162,705	2,166,118
Series K0027, Class X1, IO	0.737(cc)	01/25/23	241,407	2,738,736
Series K0038, Class X1, IO	1.115(cc)	03/25/24	143,998	4,278,082
Series K0043, Class X1, IO	0.528(cc)	12/25/24	73,793	1,368,538
Series K0044, Class X1, IO	0.731(cc)	01/25/25	426,707	10,161,981
Series K0052, Class X1, IO	0.653(cc)	11/25/25	296,954	8,138,054
Series K0053, Class X1, IO	0.885(cc)	12/25/25	136,081	5,226,884
Series K0055, Class X1, IO	1.362(cc)	03/25/26	274,022	16,773,733
Series K0058, Class XAM, IO	0.815(cc)	08/25/26	59,334	2,623,530
Series K0069, Class X1, IO	0.363(cc)	09/25/27	552,710	12,815,414

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0087, Class X1, IO	0.362%(cc)	12/25/28	423,085	$11,826,314
Series K0088, Class X1, IO	0.507(cc)	01/25/29	537,237	21,032,987
Series K0090, Class X1, IO	0.705(cc)	02/25/29	460,875	24,806,939
Series K0091, Class X1, IO	0.559(cc)	03/25/29	561,033	24,164,545
Series K0092, Class XAM, IO	0.978(cc)	04/25/29	53,046	3,988,874
Series K0093, Class X1, IO	0.952(cc)	05/25/29	409,528	28,854,994
Series K0095, Class X1, IO	0.948(cc)	06/25/29	521,393	37,535,102
Series K0096, Class X1, IO	1.126(cc)	07/25/29	238,986	20,367,301
Series K0096, Class XAM, IO	1.391(cc)	07/25/29	56,489	6,076,132
Series K0097, Class X1, IO	1.089(cc)	07/25/29	529,884	44,266,064
Series K0100, Class X1, IO	0.650(cc)	09/25/29	514,957	26,664,349
Series K0101, Class X1, IO	0.836(cc)	10/25/29	470,679	30,861,555
Series K0102, Class X1, IO	0.825(cc)	10/25/29	298,803	19,437,641
Series K0108, Class X1, IO	1.690(cc)	03/25/30	327,641	44,786,624
Series K0114, Class X1, IO	1.118(cc)	06/25/30	257,946	23,985,706
Series K0718, Class X1, IO	0.576(cc)	01/25/22	255,703	817,483
Series K0735, Class X1, IO	0.957(cc)	05/25/26	262,685	11,967,859
Series K1513, Class X1, IO	0.865(cc)	08/25/34	338,812	29,661,664
Series KAIV, Class X1, IO	1.133(cc)	06/25/21	1,081	681
Series Q001, Class XA, IO	2.179(cc)	02/25/32	27,974	3,154,164
Series Q002, Class XA, IO	1.086(cc)	07/25/33	34,974	2,069,228
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,204,926	1,753,409
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,087,140	2,177,867

GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890	07/10/51	55,725	64,407,540
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.022(cc)	11/10/46	23,610	562,936
Series 2014-GC22, Class XB, IO	0.301(cc)	06/10/47	37,110	433,055
Series 2014-GC24, Class A5	3.931	09/10/47	1,000	1,108,271
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	22,787
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	28,000,761
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	51,967,239
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	77,302,044
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	124,475,015
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	111,650,120
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	82,238,639
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	54,373,555
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	16,323,141
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	45,663,505

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	2,517,795

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34	7,630	$8,179,089
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	15,241,333
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.627(cc)	09/15/47	52,889	991,600
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,062,719
Series 2014-C25, Class A4A1	3.408	11/15/47	4,631	4,995,235
Series 2014-C26, Class A3	3.231	01/15/48	10,829	11,664,710
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	78,901,120
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	35,636,003
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	36,044,230
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	42,925,385
Series 2019-COR05, Class XB, IO	0.961(cc)	06/13/52	65,497	4,609,954
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	53,000	58,013,917
Series 2017-C05, Class A4	3.414	03/15/50	36,250	39,930,923
Series 2017-C07, Class A4	3.147	10/15/50	90,000	99,466,227
Series 2019-COR06, Class A3	2.795	11/13/52	81,750	89,203,842
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472	07/15/47	2,884	2,896,176
Series 2016-JP02, Class A3	2.559	08/15/49	39,360	41,776,144
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	34,290,880

KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.753(c)	03/15/37	35,926	36,015,928
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,966,465
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.413(cc)	08/15/45	38,986	568,621
Series 2013-C07, Class A3	2.655	02/15/46	5,317	5,439,318
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,143,780
Series 2013-C09, Class A3	2.834	05/15/46	618	643,534
Series 2015-C24, Class A3	3.479	05/15/48	8,425	9,179,766
Series 2016-C31, Class A4	2.840	11/15/49	42,000	45,150,496
Series 2016-C31, Class A5	3.102	11/15/49	11,509	12,677,312
Series 2017-C34, Class A3	3.276	11/15/52	20,000	22,133,796
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	16,325,825
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	15,402,043
Series 2017-H01, Class A4	3.259	06/15/50	56,175	62,328,966
Series 2018-H03, Class A4	3.914	07/15/51	36,000	41,497,214

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2018-H04, Class A3	4.043%	12/15/51	33,525	$38,469,247
Series 2018-H04, Class A4	4.310	12/15/51	14,120	16,723,759
Series 2019-H06, Class A3	3.158	06/15/52	47,750	53,246,388
Series 2019-H07, Class A3	3.005	07/15/52	72,600	78,680,882
Series 2019-L02, Class A3	3.806	03/15/52	41,900	47,906,130
Series 2019-L03, Class A3	2.874	11/15/52	40,500	44,487,646
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	19,715,863

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	21,643,589
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	37,247,717
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	22,276,151
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	108,150,765
Series 2017-C03, Class A3	3.167	08/15/50	78,800	87,380,367
Series 2017-C05, Class A4	3.212	11/15/50	32,275	35,465,290
Series 2017-C06, Class A4	3.320	12/15/50	50,000	54,990,175
Series 2018-C08, Class A3	3.720	02/15/51	13,315	15,141,296
Series 2018-C10, Class A3	4.048	05/15/51	69,500	79,704,754
Series 2018-C11, Class A4	3.977	06/15/51	40,000	45,705,564
Series 2018-C15, Class A3	4.075	12/15/51	48,100	55,809,213
Series 2019-C16, Class A3	3.344	04/15/52	31,500	35,221,608
Series 2019-C16, Class XB, IO	0.859(cc)	04/15/52	96,253	6,221,678
Series 2019-C17, Class A3	2.669	10/15/52	80,675	84,760,374
Series 2019-C17, Class ASB	2.866	10/15/52	21,050	23,097,715
Series 2019-C18, Class A3	2.782	12/15/52	37,850	40,823,114
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	1,641	1,684,246
Series 2013-C05, Class XA, IO, 144A	0.915(cc)	03/10/46	11,403	158,254
Series 2013-C05, Class XB, IO, 144A	0.435(cc)	03/10/46	96,528	854,167
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	5,677	5,973,977
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,646,715
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,886,710
Series 2016-C34, Class XB, IO	0.935(cc)	06/15/49	36,018	1,677,643
Series 2016-C35, Class A3	2.674	07/15/48	60,000	63,885,762
Series 2016-C35, Class XB, IO	0.935(cc)	07/15/48	55,952	2,609,489
Series 2016-C36, Class A3	2.807	11/15/59	53,000	55,963,484
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	40,270,747
Series 2017-C38, Class A4	3.190	07/15/50	80,000	88,911,576
Series 2017-C39, Class A4	3.157	09/15/50	115,000	125,624,551
Series 2017-C40, Class A3	3.317	10/15/50	45,680	49,671,148
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,161,258

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C44, Class A4	3.948%	05/15/51	70,885	$81,684,720
Series 2018-C45, Class A3	3.920	06/15/51	49,000	56,682,592
Series 2018-C47, Class A3	4.175	09/15/61	59,016	69,081,090
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,830,382
Series 2019-C50, Class A4	3.466	05/15/52	35,300	39,121,066
Series 2019-C52, Class A4	2.643	08/15/52	86,325	91,423,467
Series 2019-C53, Class A3	2.787	10/15/52	35,000	37,590,927
Series 2019-C54, Class A3	2.892	12/15/52	44,250	48,566,530
Series 2020-C55, Class A4	2.474	02/15/53	73,525	78,271,201

Total Commercial Mortgage-Backed Securities (cost $7,433,599,121)				7,960,157,609
Convertible Bond 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $3,769)	7.000	02/16/21(oo)	98	33,440
Corporate Bonds 39.1%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	3,400	2,639,314
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	50	54,128
				2,693,442
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	3.000	09/15/50	17,570	17,964,193
Sr. Unsec’d. Notes, 144A(a)	3.400	04/15/30	17,620	19,672,579
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	16,008,939
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	43,931,861
Sr. Unsec’d. Notes(a)	3.750	02/01/50	1,850	1,863,112
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	10,431,512
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	14,781,358
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	15,275,138
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	91,902,865
Sr. Unsec’d. Notes	5.930	05/01/60	68,280	91,824,174

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

General Dynamics Corp., Gtd. Notes(a)	4.250%	04/01/40	33,680	$42,417,729
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	50	58,215
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	3,013,026
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	4,859	5,271,017
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	26,958,135
Sr. Unsec’d. Notes	3.500	03/15/27	21,445	24,326,381
Sr. Unsec’d. Notes(a)	4.125	11/16/28	21,320	25,061,781
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	53,624
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	6,253,125

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	266	280,740
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	51,709
				457,401,213
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	8,241	8,545,107
Gtd. Notes	3.490	02/14/22	17,114	17,659,959
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.259	03/25/28	34,745	35,548,625
Gtd. Notes(a)	2.789	09/06/24	29,440	31,467,809
Gtd. Notes	3.215	09/06/26	3,440	3,751,161
Gtd. Notes	3.557	08/15/27	25,000	27,759,938
Gtd. Notes	4.390	08/15/37	2,825	3,119,802
Gtd. Notes(a)	4.700	04/02/27	3,555	4,159,583

BAT International Finance PLC (United Kingdom), Gtd. Notes(a)	1.668	03/25/26	14,740	14,971,896
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100	05/01/30	30,645	31,324,110
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	24,479,082

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750%	02/01/29		28,025	$28,938,727
Sr. Sec’d. Notes, 144A	6.125	02/01/25		11,700	11,879,127
					243,604,926
Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		4,098	3,761,254
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28		2,099	2,046,500
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28		8,592	8,204,132
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29		9,855	9,994,579
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22		—(r)	378
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23		259	265,884
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25		1,861	1,917,195
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		634	653,429
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	6.821	02/10/24		1,039	1,070,640
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29		29,743	29,972,412
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.625	03/15/22		107,488	109,284,276
International Consolidated Airlines Group SA (United Kingdom), Sr. Unsec’d. Notes(a)	1.500	07/04/27	EUR	6,500	6,669,719
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		38,315	45,324,519
Sr. Unsec’d. Notes(a)	5.250	05/04/25		45,325	52,044,826

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)

United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450%	06/01/29	8,700	$8,912,731
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	13,909	13,917,673
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	11,190	11,523,205
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	9,793	9,530,030
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26	1,308	1,170,888
				316,264,270
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	5.375	05/15/25	4,045	4,309,173
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	10,000	10,575,202
VF Corp.,
Sr. Unsec’d. Notes(a)	2.400	04/23/25	17,665	18,795,205
Sr. Unsec’d. Notes	2.800	04/23/27	23,470	25,660,619
Sr. Unsec’d. Notes(a)	2.950	04/23/30	36,220	39,593,403

William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	50	53,160
				98,986,762
Auto Manufacturers 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.634(c)	04/12/21	11,995	12,004,080
Gtd. Notes, 144A	3.100	04/12/21	16,005	16,094,096

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	10,540	10,620,923
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	50,422
Sr. Unsec’d. Notes	6.375	02/01/29	2,595	2,896,534
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	6,037,205
Sr. Unsec’d. Notes	8.500	04/21/23	50	55,981

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	9.000%	04/22/25	50	$60,930
Sr. Unsec’d. Notes	9.625	04/22/30	50	70,888
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	26,375	26,668,039
Sr. Unsec’d. Notes	3.096	05/04/23	12,090	12,217,072
Sr. Unsec’d. Notes	3.219	01/09/22	12,975	13,105,504
Sr. Unsec’d. Notes(a)	3.336	03/18/21	21,363	21,410,464
Sr. Unsec’d. Notes	3.350	11/01/22	30,975	31,463,615
Sr. Unsec’d. Notes(a)	3.810	01/09/24	5,000	5,167,077
Sr. Unsec’d. Notes	3.813	10/12/21	2,000	2,030,572
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	34,238,094
Sr. Unsec’d. Notes(a)	4.375	08/06/23	13,975	14,568,958
Sr. Unsec’d. Notes	5.584	03/18/24	493	532,717
Sr. Unsec’d. Notes(a)	5.596	01/07/22	20,000	20,617,748
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26	225	239,288
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.400	04/01/48	4,000	5,064,482
Sr. Unsec’d. Notes(a)	6.250	10/02/43	31,595	42,909,464
Sr. Unsec’d. Notes(a)	6.600	04/01/36	7,295	10,071,533
Sr. Unsec’d. Notes(a)	6.750	04/01/46	8,458	12,187,044
Sr. Unsec’d. Notes	6.800	10/01/27	19,355	24,902,744
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.075(c)	04/09/21	11,990	12,000,485
Gtd. Notes	3.450	04/10/22	27,425	28,242,508
Gtd. Notes	3.550	04/09/21	9,070	9,120,194
Gtd. Notes	3.700	05/09/23	21,265	22,530,442
Gtd. Notes	3.850	01/05/28	20,453	22,584,839
Gtd. Notes	4.000	10/06/26	7,785	8,777,356
Gtd. Notes(a)	4.350	01/17/27	23,775	27,252,634
Gtd. Notes	5.250	03/01/26	2,435	2,863,674
Sr. Unsec’d. Notes	1.700	08/18/23	38,995	39,904,354
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	83,580,915
Sr. Unsec’d. Notes(a)	2.900	02/26/25	46,895	49,950,997
Sr. Unsec’d. Notes(a)	5.650	01/17/29	5,920	7,271,628

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	8,834	9,205,896
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	113,386	125,486,073
				774,057,469

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	3.500%	08/15/24	EUR	9,692	$11,771,389
Gtd. Notes, 144A	4.875	08/15/26		4,025	4,074,258

Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26		9,800	10,669,257
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25		6,675	6,883,606
Gtd. Notes(a)	6.250	03/15/26		6,325	6,457,876
Gtd. Notes(a)	6.500	04/01/27		33,622	35,168,195
Gtd. Notes(a)	6.875	07/01/28		4,500	4,731,428

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		725	661,414
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25		5,513	5,698,778
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28		50	53,311
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		3,587	3,914,733
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	4,450,003
					94,534,248
Banks 9.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	6,000	7,404,719
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,708,691
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes	5.875	04/25/21		3,301	3,319,524
Sr. Unsec’d. Notes, 144A	5.875	04/25/21		12,023	12,090,468
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.344(c)	04/12/23		3,400	3,454,109
Sr. Unsec’d. Notes	3.125	02/23/23		7,600	7,991,097
Sr. Unsec’d. Notes(a)	3.500	04/11/22		6,600	6,840,810
Sr. Unsec’d. Notes	3.848	04/12/23		5,200	5,571,049
Sub. Notes	2.749	12/03/30		6,400	6,463,005
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	03/10/26(oo)		49,420	57,281,771
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)		31,720	35,231,902
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		4,865	5,127,312
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		5,370	5,536,697

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	2.592%(ff)	04/29/31	11,505	$12,066,795
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	2,293	2,401,741
Sr. Unsec’d. Notes(a)	3.366(ff)	01/23/26	36,535	40,057,408
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	87,780,973
Sr. Unsec’d. Notes, MTN(a)	1.898(ff)	07/23/31	25,805	25,558,365
Sr. Unsec’d. Notes, MTN(a)	2.496(ff)	02/13/31	219,885	228,959,298
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	30,315	33,342,973
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,154,367
Sr. Unsec’d. Notes, MTN(a)	3.824(ff)	01/20/28	41,803	47,648,650
Sr. Unsec’d. Notes, MTN(a)	3.974(ff)	02/07/30	29,865	34,511,306
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	60,729,546
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	16,890	18,662,655
Sr. Unsec’d. Notes, MTN(a)	4.271(ff)	07/23/29	1,030	1,211,043
Sr. Unsec’d. Notes, MTN(a)	4.330(ff)	03/15/50	103,816	129,331,709
Sub. Notes, MTN	4.000	01/22/25	43,955	49,010,336
Sub. Notes, MTN	4.450	03/03/26	45,640	52,650,101
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN(a)	2.200	08/16/23	19,930	20,805,711
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,577,661
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,098	9,912,349

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	1,071,917
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	71,090	77,669,983
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	64,345	66,978,720
Sr. Unsec’d. Notes(a)	4.950	01/10/47	4,600	5,970,377
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29	18,560	22,094,353
Sub. Notes	4.836	05/09/28	12,120	13,972,561
Sub. Notes(a)	5.088(ff)	06/20/30	19,770	23,208,313
Sub. Notes	5.200	05/12/26	15,595	18,099,558

BBVA Bancomer SA (Mexico), Sub. Notes	6.500	03/10/21	577	579,653
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	1,500	1,500,135
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	4,525	4,805,999
Sr. Unsec’d. Notes, 144A(a)	1.323(ff)	01/13/27	32,000	32,086,148
Sr. Unsec’d. Notes, 144A(a)	1.904(ff)	09/30/28	42,805	43,462,573
Sr. Unsec’d. Notes, 144A(a)	3.375	01/09/25	59,970	65,400,266
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	20,035	23,577,854
Sr. Unsec’d. Notes, 144A, MTN(a)	2.950	05/23/22	1,435	1,484,292

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052%(ff)	01/13/31	43,050	$46,321,611
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	17,005	18,049,933
Sub. Notes, 144A, MTN(a)	4.375	05/12/26	8,755	9,991,946
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,144,492
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	30,592,714
Sr. Unsec’d. Notes, 144A(a)	2.277(ff)	01/20/32	23,750	23,892,039
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	22,404,829
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,835,375
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	3,367,532
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,863,730
Sub. Notes, 144A, MTN(a)	4.875	04/01/26	1,015	1,182,620
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	23,958,668

CIT Group, Inc., Sr. Unsec’d. Notes	4.750	02/16/24	50	54,876
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,990,317
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.316(c)	05/15/21(oo)	51,035	50,984,275
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	42,260,602
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	49,385,165
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	31,985,103
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	190,534,053
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	3,149,361
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	7,800	8,074,463
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	49,992,042
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	22,017,277
Sr. Unsec’d. Notes(a)	3.520(ff)	10/27/28	24,020	26,950,150
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	14,269,386
Sr. Unsec’d. Notes(a)	3.700	01/12/26	21,145	23,791,690
Sr. Unsec’d. Notes(a)	3.887(ff)	01/10/28	1,700	1,938,701
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,886,114
Sr. Unsec’d. Notes(a)	5.316(ff)	03/26/41	124,945	170,826,553
Sr. Unsec’d. Notes(a)	8.125	07/15/39	885	1,532,223
Sub. Notes	4.300	11/20/26	1,175	1,356,325
Sub. Notes	4.400	06/10/25	22,485	25,505,071
Sub. Notes(a)	4.750	05/18/46	42,640	55,172,339

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	1,129,242

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24		6,130	$6,791,124
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes(a)	3.750	03/26/25		3,590	3,974,238
Sr. Unsec’d. Notes(a)	3.800	06/09/23		23,170	24,918,670
Sr. Unsec’d. Notes(a)	4.550	04/17/26		4,065	4,742,607
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		8,734	9,793,088
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		30,500	35,335,382
Sr. Unsec’d. Notes, 144A(a)	4.282	01/09/28		3,541	4,075,420

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.800	09/15/22		1,930	2,032,587
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.621(ff)	09/11/26		60,295	60,626,921
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		22,650	24,371,861
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.510(c)	02/04/21		18,675	18,675,000
Sr. Unsec’d. Notes(a)	2.129(ff)	11/24/26		27,405	27,788,773
Sr. Unsec’d. Notes(a)	2.222(ff)	09/18/24		10,415	10,715,510
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,817,254
Sr. Unsec’d. Notes	4.250	02/04/21		26,360	26,365,047
Sr. Unsec’d. Notes, GMTN(a)	3.375	05/12/21		2,160	2,176,019
Sr. Unsec’d. Notes, Series D	5.000	02/14/22		79,400	82,836,956
Sub. Notes(a)	3.729(ff)	01/14/32		15,400	15,290,930
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		13,200	14,134,985
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25		6,500	7,112,803
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22		1,000	1,022,625
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23		10,000	10,602,628
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24		5,250	5,461,499
Gov’t. Liquid Gtd. Notes, 144A, MTN(a)	3.250	09/26/23		16,750	18,016,695
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	11,118,081
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	133,468,118
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	7,270,652
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	10,122,916
Sr. Unsec’d. Notes	4.250	03/13/26		675	776,094

First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000	03/30/22		3,600	3,707,723

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.128%(c)	02/05/21(oo)	17,210	$17,209,185
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)	40,010	43,947,248
Sr. Unsec’d. Notes(a)	1.992(ff)	01/27/32	48,415	48,508,695
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	16,250	16,771,932
Sr. Unsec’d. Notes(a)	3.272(ff)	09/29/25	24,791	26,987,688
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	26,863,456
Sr. Unsec’d. Notes(a)	3.500	04/01/25	3,630	4,006,986
Sr. Unsec’d. Notes	3.500	11/16/26	19,235	21,385,418
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	35,378,120
Sr. Unsec’d. Notes(a)	3.814(ff)	04/23/29	16,800	19,234,442
Sr. Unsec’d. Notes(a)	3.850	01/26/27	38,055	43,010,250
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	11,730,815
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22	14,100	14,517,087
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	95,768	104,564,725
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	29,890	30,954,750
Sub. Notes(a)	5.150	05/22/45	12,240	16,437,355
Sub. Notes	6.750	10/01/37	216	319,620

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24	10,000	9,878,674
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,286,467
Sr. Unsec’d. Notes(a)	3.803(ff)	03/11/25	985	1,072,645
Sr. Unsec’d. Notes	3.900	05/25/26	3,930	4,449,558
Sr. Unsec’d. Notes(a)	4.292(ff)	09/12/26	1,625	1,842,855
Sr. Unsec’d. Notes(a)	4.583(ff)	06/19/29	40,875	47,917,073

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,260,484
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.957	11/08/22	3,000	3,110,877
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,616,314
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	29,927,378
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	30,748,247
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	77,911,286
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	3.682(c)	04/30/21(oo)	2,878	2,864,560
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	89,436,698

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	4.005%(c)	05/01/21(oo)	21,720	$21,728,717
Sr. Unsec’d. Notes(a)	2.522(ff)	04/22/31	37,745	39,675,015
Sr. Unsec’d. Notes(a)	2.739(ff)	10/15/30	100,670	107,878,767
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,732,453
Sr. Unsec’d. Notes(a)	3.200	06/15/26	17,085	18,962,324
Sr. Unsec’d. Notes(a)	3.250	09/23/22	8,770	9,197,762
Sr. Unsec’d. Notes	3.300	04/01/26	30,650	34,098,076
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	69,335,849
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	104,173,016
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	8,792,359
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	60,697,784
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	24,276,839
Sr. Unsec’d. Notes(a)	4.493(ff)	03/24/31	175,000	211,146,381
Sub. Notes(a)	3.375	05/01/23	2,775	2,954,283
Sub. Notes	3.875	09/10/24	18,575	20,671,986

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	60	60,425
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	18,640,554
Sr. Unsec’d. Notes(a)	3.900	03/12/24	6,047	6,640,723

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	24,099,210
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	10,905,875
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)(a)	4.051(c)	04/15/21(oo)	4,810	4,812,771
Sr. Unsec’d. Notes, GMTN(a)	2.699(ff)	01/22/31	124,435	132,260,385
Sr. Unsec’d. Notes, GMTN(a)	3.700	10/23/24	4,690	5,203,623
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	19,315,303
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	50,085	57,086,167
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	12,574,611
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	149,855	226,154,235
Sr. Unsec’d. Notes, MTN(a)	2.625	11/17/21	16,890	17,202,153
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	10,000	10,311,598
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	54,352,146
Sr. Unsec’d. Notes, MTN(a)	3.591(ff)	07/22/28	44,190	49,971,761
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	14,372,453
Sub. Notes, GMTN	4.350	09/08/26	15,545	18,125,948
Sub. Notes, MTN(a)	3.950	04/23/27	16,325	18,694,848

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875%	09/12/23	26,670	$28,805,543
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	61,080	71,211,667
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	27,603,122

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	539,355
PNC Bank NA,
Sr. Unsec’d. Notes(a)	2.625	02/17/22	14,615	14,947,328
Sr. Unsec’d. Notes	2.950	02/23/25	12,595	13,707,370
Sub. Notes	2.950	01/30/23	10,835	11,362,716
Sub. Notes	4.050	07/26/28	1,200	1,410,811
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,670,235
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	22,735,609
Sub. Notes	3.900	04/29/24	2,715	2,995,298
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	10,063,006
Sub. Notes, 144A	6.875	02/23/28	3,463	4,585,288
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	8,193,941
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	40,064,673
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,838,937

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	47,953,483
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,382,137
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,536,434
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,865,549
Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,568,941
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	41,643	43,499,099
Sub. Notes, MTN(a)	3.875	03/19/29	7,550	8,721,997
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.008(ff)	07/30/24	11,645	11,747,452
Sr. Unsec’d. Notes, 144A(a)	1.364(ff)	01/30/27	13,000	13,108,950
Sr. Unsec’d. Notes, 144A(a)	2.859(ff)	08/15/23	30,355	31,436,303
Sr. Unsec’d. Notes, 144A(a)	3.126(ff)	08/13/30	14,130	15,547,413
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	25,370,188
Sr. Unsec’d. Notes, 144A(a)	4.125	09/24/25	26,385	29,985,871

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.125%	04/15/26	2,440	$2,801,993

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	2.569(ff)	09/22/26	33,415	33,887,096
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)	2.500	03/04/21	6,960	6,974,430
Sr. Unsec’d. Notes(a)	3.068(ff)	04/30/41	64,795	67,707,501
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	105,461,525
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,086	24,738,732
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	7,985	8,638,272
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	217,114	260,688,502
				6,260,503,921
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(a)	4.700	02/01/36	25,400	31,365,119
Gtd. Notes(a)	4.900	02/01/46	43,895	54,852,514
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(a)	5.450	01/23/39	39,566	52,043,928
Gtd. Notes	5.550	01/23/49	49,910	68,055,653
Gtd. Notes	8.000	11/15/39	1,880	3,112,131
Gtd. Notes	8.200	01/15/39	445	742,041

Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	28,355	28,643,162
				238,814,548
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,497,451
Building Materials 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450	11/19/29	413	449,276
Sr. Sec’d. Notes, 144A	7.750	04/16/26	3,000	3,152,116

Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,700	1,819,688
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,552,009

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	3.400%	08/15/26		3,315	$3,670,701
Sr. Unsec’d. Notes(a)	4.300	07/15/47		22,500	26,543,132
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	5,172,868

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27		300	328,903
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		5,975	6,271,307
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		10,650	10,520,159
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	52,990
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,395,196
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25		100	101,803
Gtd. Notes, 144A	6.500	03/15/27		500	532,237
U.S. Concrete, Inc.,
Gtd. Notes(a)	6.375	06/01/24		5,476	5,632,066
Gtd. Notes, 144A(a)	5.125	03/01/29		6,975	7,130,407
					75,324,858
Chemicals 1.2%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22		4,200	4,417,332
Ashland LLC, Gtd. Notes	6.875	05/15/43		11,140	14,863,770
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,697,918
Gtd. Notes, 144A(a)	4.500	01/10/28		13,200	13,697,120
Gtd. Notes, 144A	4.500	01/31/30		3,000	3,051,748
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		8,565	10,305,547
Gtd. Notes(a)	5.375	03/15/44		20,115	25,406,518
Sr. Sec’d. Notes, 144A	3.400	12/01/21		17,182	17,482,280
Chemours Co. (The),
Gtd. Notes	4.000	05/15/26	EUR	28,870	35,171,812
Gtd. Notes	5.375	05/15/27		50	53,794
Gtd. Notes(a)	7.000	05/15/25		8,050	8,323,116

Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	68,368	84,477,313

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.625%	05/15/26		6,040	$6,814,655
Sr. Unsec’d. Notes(a)	4.800	05/15/49		12,750	16,332,356
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	7,769,518
Sr. Unsec’d. Notes(a)	5.550	11/30/48		1,589	2,237,972
Sr. Unsec’d. Notes	9.400	05/15/39		280	498,850

Eastman Chemical Co., Sr. Unsec’d. Notes(a)	3.800	03/15/25		9,781	10,828,890
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	16,202,067
LYB International Finance BV, Gtd. Notes	4.875	03/15/44		10,495	12,870,795
LYB International Finance III LLC,
Gtd. Notes(a)	3.375	10/01/40		14,600	15,103,455
Gtd. Notes(a)	4.200	10/15/49		39,600	44,839,209
Gtd. Notes(a)	4.200	05/01/50		45,265	51,262,684
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		8,835	10,479,139
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,580,731

Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28		142	149,176
Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,842,057
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	4,470,567
Nouryon Holding BV (Netherlands),
Gtd. Notes	6.500	10/01/26	EUR	24,109	30,640,824
Sr. Unsec’d. Notes, 144A	8.000	10/01/26		2,500	2,658,539
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,662,372
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		3,190	3,304,880
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,664	1,718,218
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	2,238,764
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	4,252,426
Sr. Unsec’d. Notes(a)	5.000	04/01/49		9,159	12,401,722
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	14,873,583
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,455,350
Sr. Unsec’d. Notes	7.125	05/23/36		665	969,839

Nutrition & Biosciences, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40		16,685	17,537,883

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCI NV (Netherlands),
Sr. Sec’d. Notes	3.125%	11/01/24	EUR	21,821	$27,043,593
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	31,000	39,185,042

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	14,152,509
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		43,980	46,460,410
Gtd. Notes	6.500	09/27/28		7,510	8,245,142
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes(a)	2.950	08/15/29		24,930	27,200,937
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,367,731
Sr. Unsec’d. Notes	3.450	06/01/27		7,825	8,852,245
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	11,960,747
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	11,800	14,758,707

TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		10,675	10,119,351
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		250	259,645
Tronox, Inc., Sr. Sec’d. Notes, 144A(a)	6.500	05/01/25		500	536,081
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		95	99,539
W.R. Grace & Co.-Conn., Gtd. Notes, 144A(a)	4.875	06/15/27		7,500	7,867,400
					743,053,868
Commercial Services 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,663,383
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		50	54,430

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	52,124
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	43,916,694
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	2,865,071
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293	04/23/21		4,470	4,489,400
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,468,153

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Central Nippon Expressway Co. Ltd. (Japan), (cont’d.)
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	1.070%(c)	09/14/21		1,000	$1,003,762
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,329,234
Gtd. Notes	3.700	04/01/27		6,325	7,255,922

Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		4,000	5,399,607
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,707,219
Equifax, Inc., Sr. Unsec’d. Notes(a)	3.950	06/15/23		13,305	14,355,259
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	28,914,695
Gtd. Notes, 144A	3.300	12/01/26		10,390	11,554,723
Gtd. Notes, 144A	3.800	11/01/25		17,535	19,666,228
Gtd. Notes, 144A(a)	4.200	11/01/46		7,890	9,543,919
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,656,803
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,419,707
Gtd. Notes, 144A	7.000	10/15/37		4,090	6,263,362
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30		50	51,372
Gtd. Notes, 144A	4.500	07/01/28		50	52,758

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	8,226,507
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	9,009,600
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,855,845
Sr. Sub. Notes	4.500	04/15/27	EUR	18,600	21,613,734
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	42,550	51,894,735
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	22,176,003
Unsec’d. Notes	4.678	07/01/2114		3,000	4,402,600
Unsec’d. Notes	5.600	07/01/2111		942	1,613,438

Moody’s Corp., Sr. Unsec’d. Notes	2.550	08/18/60		5,855	5,320,964
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,674,256
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625	10/01/28		50	53,404
Gtd. Notes, 144A	5.875	10/01/30		50	55,589

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes	2.517%	10/15/50		8,950	$9,186,604
Unsec’d. Notes(a)	3.150	07/15/46		9,930	11,477,475
Unsec’d. Notes	3.300	07/15/56		3,840	4,564,697
Unsec’d. Notes	3.619	10/01/37		4,010	4,908,533
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	99,910	127,274,320
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	26,000	34,054,954

Service Corp. International, Sr. Unsec’d. Notes(a)	3.375	08/15/30		1,685	1,711,636
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	1,177,982
United Rentals North America, Inc.,
Gtd. Notes(a)	3.875	02/15/31		5,176	5,409,243
Gtd. Notes	4.000	07/15/30		4,075	4,298,247
Gtd. Notes(a)	4.875	01/15/28		70,980	75,425,582
Gtd. Notes	5.250	01/15/30		25,821	28,582,313
Gtd. Notes(a)	5.500	05/15/27		5,695	6,092,204
Gtd. Notes	5.875	09/15/26		50	52,660

University of Chicago (The), Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	6,853,781
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	5,180,379
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	11,585,825

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		50	53,918
					664,470,853
Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	3.750	11/13/47		48,565	58,319,987
Sr. Unsec’d. Notes	4.650	02/23/46		1,855	2,516,598
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	3,197,729
Sr. Unsec’d. Notes, 144A(a)	9.750	09/01/26		8,550	9,050,314

Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		6,692	6,704,772
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25		6,573	6,813,452
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	29,373,791

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Leidos, Inc., Gtd. Notes, 144A	2.300%	02/15/31	20,140	$20,234,997
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	50	51,388
Gtd. Notes, 144A	5.250	10/01/30	50	52,261
Gtd. Notes, 144A	5.750	09/01/27	500	524,627
				136,839,916
Distribution/Wholesale 0.0%
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	260	265,535
Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26	3,617	3,749,753
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24	1,630	1,661,748
Ally Financial, Inc., Sub. Notes	5.750	11/20/25	54	62,838
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24	7,472	8,174,858
Gtd. Notes	5.600	11/25/39	1,200	1,692,381
Gtd. Notes, 144A	3.150	07/24/24	13,090	14,321,319
Gtd. Notes, 144A	5.600	11/25/39	4,045	5,704,735
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	51,150	56,719,869
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	29,173,194
Sr. Unsec’d. Notes	3.450	02/13/26	8,855	9,967,621

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.000(cc)	06/12/24	42,866	47,179,053
Clifford Capital Pte Ltd. (Singapore), Gov’t. Gtd. Notes, EMTN	3.110	08/18/32	32,200	35,061,453
Credit Suisse International (United Kingdom), Sub. Notes, Series F^	2.612(s)	12/15/21	10,496	10,416,470
Discover Financial Services, Sr. Unsec’d. Notes(a)	3.750	03/04/25	14,835	16,296,732
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24	16,599	17,037,582
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	21,682	25,369,693

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Greystone Commercial Capital Trust Series, Sr. Unsec’d. Notes, 144A, Series 1A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)	3.030%(c)	02/01/24	73,108	$73,107,500
Jefferies Group LLC,
Sr. Unsec’d. Notes(a)	2.750	10/15/32	53,940	55,922,281
Sr. Unsec’d. Notes	6.500	01/20/43	1,425	1,915,407
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	16,055	16,649,796
Gtd. Notes, 144A	6.000	01/15/27	15,935	16,846,455

Navient Solutions LLC, Sr. Unsec’d. Notes	1.526(s)	10/03/22	1,018	1,005,568
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	202	222,508
Gtd. Notes	6.625	01/15/28	5,050	5,922,342
Gtd. Notes	6.875	03/15/25	500	573,002
Gtd. Notes	7.125	03/15/26	50	58,657

Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A(a)	2.125	09/19/22	15,500	15,971,853
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25	1,960	2,011,133
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25	5,018	4,842,457
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22	2,181	2,270,124
U.S. Gov’t. Gtd. Notes	8.950	06/15/22	4,372	4,675,555

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	10,742	13,395,853
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24	9,000	8,966,266
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	6,694	6,700,386
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,779,329
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,965,826

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31	50	50,679
Visa, Inc., Sr. Unsec’d. Notes	2.700	04/15/40	10,870	11,417,895
				531,860,171

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.6%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625%	01/12/23	8,300	$8,767,278
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26	1,300	1,450,821
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	6,589,730
Sr. Unsec’d. Notes(a)	3.800	06/15/49	7,345	8,792,053
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	10,915	12,666,531

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	21,098,795
Alexander Funding Trust, Sr. Sec’d. Notes, 144A(a)	1.841	11/15/23	95,000	96,395,368
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	17,143,568
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29	21,920	25,183,505
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	1,714	1,723,769
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	50	51,373
Sr. Sec’d. Notes, 144A	5.250	06/01/26	336	346,463
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	23,192	23,397,980
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	34,100	35,053,353
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	40,000	41,409,441

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	8,229,760
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(a)	2.950	03/01/30	26,025	28,198,651
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A(a)	3.500	04/01/28	4,415	4,653,720
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	26,574,576
Commonwealth Edison Co.,
First Mortgage(a)	3.700	03/01/45	2,665	3,089,165
First Mortgage(a)	4.000	03/01/48	4,510	5,522,195
First Mortgage	4.350	11/15/45	2,780	3,507,959
First Mortgage	6.450	01/15/38	690	1,042,015
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,750,588
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,649,830
Dominion Energy, Inc.,
Jr. Sub. Notes	2.715	08/15/21	19,335	19,569,724

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Dominion Energy, Inc., (cont’d.)
Jr. Sub. Notes	4.104%	04/01/21	33,540	$33,751,301
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	24,282,147
Sr. Unsec’d. Notes	3.900	10/01/25	3,590	4,054,096
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	7,373,897
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	6,217,808

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	51,749,792
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	8,135,738
First Mortgage	4.250	12/15/41	6,000	7,360,037
First Ref. Mortgage	2.500	03/15/23	11,945	12,441,127
First Ref. Mortgage(a)	3.750	06/01/45	3,045	3,533,510
First Ref. Mortgage	4.000	09/30/42	1,025	1,226,665

Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	12,485	13,497,542
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,890,880
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	1,036,540
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	9,810	10,908,207
Gtd. Notes(a)	4.750	06/15/46	12,270	15,215,285
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,819,942
Gtd. Notes, 144A	3.500	04/06/28	32,040	35,980,297
Gtd. Notes, 144A(a)	3.625	05/25/27	10,020	11,291,288
Gtd. Notes, 144A(a)	4.875	06/14/29	2,035	2,515,019

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,263,960
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,724,826
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	14,441,077
Collateral Trust(a)	3.250	04/01/28	5,000	5,586,348
Collateral Trust(a)	4.200	09/01/48	73,065	91,480,449
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,845,330
Sr. Unsec’d. Notes, 144A(a)	7.125	02/11/25	21,602	23,006,679
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,929,975

Evergy Kansas Central, Inc., First Mortgage(a)	3.450	04/15/50	33,000	36,981,669

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150%	01/15/25	5,370	$5,828,089
Exelon Corp., Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,450	12,165,338
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250	10/01/39	11,415	13,768,546
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A(a)	4.350	01/15/25	9,188	10,095,422
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	1,009,597
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	12,193,869
First Mortgage	3.950	03/01/48	8,210	10,272,547

Fortis, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.055	10/04/26	25,625	28,100,082
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,321,735
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,587,632
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	25	34,006
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	6,861
Local Gov’t. Gtd. Notes	8.250	01/15/27	11	15,353
Local Gov’t. Gtd. Notes	8.500	12/01/29	60	92,673
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	195,845
Local Gov’t. Gtd. Notes	9.400	02/01/21	110	110,000
Local Gov’t. Gtd. Notes	9.400	02/01/21	25	25,000
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	732,635
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	252,188
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25	3,031	3,954,216
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	706,445
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,483,284
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,744	28,747,473
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	23,397,801
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	12,833,698
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	28,965	48,899,828
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	3,956	4,253,611
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,426,933

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	20,869
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	498,810

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950%	11/10/21		3,500	$3,554,193
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24		7,850	8,569,550
Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,847,899

IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30		6,350	7,268,462
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	5.000	11/12/24		6,500	7,358,706
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		30,810	35,164,825

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		1,336	1,646,976
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21		1,000	1,019,600
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,166,650
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,083,375

Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090% (Cap N/A, Floor 0.000%)	0.000(cc)	07/24/26	EUR	19,850	23,655,216
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	18,472,230
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	651,261
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22		25,835	26,608,583
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	13,460,547
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		10,005	10,488,344
Gtd. Notes	7.250	05/15/26		336	352,221
Gtd. Notes, 144A(a)	5.250	06/15/29		6,100	6,734,056

Oglethorpe Power Corp., First Mortgage, 144A(a)	3.750	08/01/50		31,000	32,775,159
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,541,339
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	11,244,681
First Mortgage	3.300	03/15/51		6,510	7,171,933
First Mortgage(a)	3.350	07/01/25		9,960	10,958,723

PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	8,385,288
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	9,252,670

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes	5.000%	07/01/28		50	$53,652
Sr. Sec’d. Notes	5.250	07/01/30		50	54,994

PPL Electric Utilities Corp., First Mortgage(a)	4.150	06/15/48		8,855	11,136,143
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,101,091
PSEG Power LLC, Gtd. Notes	3.000	06/15/21		24,545	24,727,408
Public Service Co. of Colorado, First Mortgage(a)	4.100	06/15/48		2,945	3,706,939
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42		1,990	2,312,770
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,957,786
Puget Sound Energy, Inc.,
First Mortgage(a)	4.223	06/15/48		11,280	14,061,061
Sr. Sec’d. Notes	4.434	11/15/41		2,550	3,091,254

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	19,425,691
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	12,587,127
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,932,518
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	31,640,636
Sr. Unsec’d. Notes	3.800	02/01/38		20,485	23,263,398

Southern California Edison Co., First Ref. Mortgage, Series B(a)	2.400	02/01/22		5,165	5,245,898
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	895,373
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,881,935
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,937,084
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	6,134,004
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,682,264
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,011	26,323,904
Gtd. Notes, 144A	5.500	09/01/26		500	519,850
Gtd. Notes, 144A	5.625	02/15/27		8,500	8,972,036

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24		4,000	$4,335,178
Sr. Sec’d. Notes, 144A	3.700	01/30/27		1,800	1,984,814

Wisconsin Power & Light Co., Sr. Unsec’d. Notes(a)	3.650	04/01/50		5,445	6,378,072
					1,657,205,395
Electrical Components & Equipment 0.1%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	24,308	30,464,228
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		7,915	8,611,770
Gtd. Notes, 144A	7.250	06/15/28		7,895	8,869,918
					47,945,916
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,090,180
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23		295	316,223
Gtd. Notes, 144A	5.000	10/01/25		11,275	12,476,652

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	51,331
					15,934,386
Energy-Alternate Sources 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26		100	105,460
Engineering & Construction 0.1%
AECOM,
Gtd. Notes(a)	5.125	03/15/27		16,212	18,154,689
Gtd. Notes	5.875	10/15/24		50	55,800

GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,201,062
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	10,042,987
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	9,138,448
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,712,448

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	10/31/46		1,425	$1,428,782
Sr. Sec’d. Notes, 144A	5.500	07/31/47		10,000	10,042,987

Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes(a)	6.750	08/15/23	EUR	7,300	8,238,322
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26		50	51,706
					64,067,231
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		33,592	24,540,239
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		10,120	10,667,982
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		20,339	20,233,070
Cedar Fair LP, Gtd. Notes	5.250	07/15/29		312	312,466
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375	06/01/24		90	90,048
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250% (original cost $4,628,308; purchased 10/17/19-01/21/20)(f)	10.750	11/01/23	EUR	4,650	3,611,525
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 7.125% (original cost $902,500; purchased 11/08/19)(f)	11.625	11/01/23		1,000	647,878
Sr. Sec’d. Notes, 144A (original cost $14,484,099; purchased 07/24/20-10/09/21)(f)	10.750	09/30/23	EUR	12,530	15,975,490
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125% (original cost $11,433,950; purchased 10/23/19-01/06/20)(f)	11.625	11/01/23		12,975	8,406,214
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes	4.875	02/28/47	GBP	2,714	3,681,637
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,663,175
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,459,165

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	9,524,530

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes(a)	2.375%	04/15/28	EUR	3,000	$3,539,940
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	533,674
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		8,150	9,332,621

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		8,250	8,251,111
Scientific Games International, Inc.,
Gtd. Notes, 144A(a)	8.250	03/15/26		17,315	18,320,172
Gtd. Notes, 144A(a)	8.625	07/01/25		5,623	6,084,055
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24		50	49,664
Gtd. Notes, 144A(a)	5.500	04/15/27		500	504,852

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		4,225	4,539,934
					153,969,442
Foods 0.7%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	23,903,749
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	02/15/23		10,000	10,264,200
Gtd. Notes, 144A(a)	3.500	03/15/29		2,800	2,764,454
Gtd. Notes, 144A	4.875	02/15/30		2,400	2,563,654

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		2,320	2,382,291
Campbell Soup Co., Sr. Unsec’d. Notes(a)	3.125	04/24/50		31,730	32,385,410
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	9,837,981
J.M. Smucker Co. (The), Gtd. Notes	3.000	03/15/22		11,465	11,798,042
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		18,525	19,077,718
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		12,880	14,642,195
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		6,675	7,578,189

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000%	06/01/26		22,205	$23,492,082
Gtd. Notes(a)	4.375	06/01/46		27,652	29,456,196
Gtd. Notes(a)	4.625	10/01/39		11,930	13,115,621
Gtd. Notes	4.875	10/01/49		9,966	11,264,812
Gtd. Notes(a)	5.000	07/15/35		3,204	3,793,665
Gtd. Notes	5.200	07/15/45		11,095	12,929,049
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,255,960
Sr. Unsec’d. Notes	3.875	10/15/46		5,820	6,658,118
Sr. Unsec’d. Notes(a)	4.450	02/01/47		800	987,925
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	17,807,617
Gtd. Notes, 144A	4.200	04/01/59		12,865	16,454,490

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	28,375,904
Picard Bondco SA (France), Gtd. Notes	5.500	11/30/24	EUR	9,980	12,376,391
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	10,000	12,105,281
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	18,775	22,727,666
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		157	160,474
Gtd. Notes, 144A	5.875	09/30/27		800	851,900
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	51,825
Gtd. Notes, 144A	5.500	12/15/29		58	62,992
Gtd. Notes, 144A(a)	5.625	01/15/28		500	530,800
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	5.100	09/28/48		37,033	51,327,024
Sr. Unsec’d. Notes(a)	5.150	08/15/44		2,615	3,528,446

US Foods, Inc., Gtd. Notes, 144A	5.875	06/15/24		1,750	1,776,027
					426,288,148
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,761,045

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes(a)	4.400%	08/15/47		3,220	$4,073,490
Sr. Unsec’d. Notes(a)	4.800	06/15/44		2,885	3,727,709
Sr. Unsec’d. Notes(a)	5.000	09/15/35		4,350	5,636,124
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	3,296,513
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	2,105,037

Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A(a)	4.500	04/25/22		6,200	6,433,033
					30,032,951
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,088	3,393,425
Sr. Unsec’d. Notes	5.625	05/20/24		6,340	6,968,882
Sr. Unsec’d. Notes	5.750	05/20/27		19,968	22,689,019
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	16,053,674

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,559,301
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		245	301,656
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/01/30		11,180	12,722,692
Sr. Unsec’d. Notes	4.375	05/15/47		22,505	27,408,911
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	4,820,319

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes(a)	3.500	06/01/29		15,235	17,292,146
Southern California Gas Co.,
First Mortgage, Series VV(a)	4.300	01/15/49		9,350	12,003,283
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	6,568,348

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	3,214,194
					134,995,850
Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		4,040	5,716,587
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	13,350	16,546,882
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	65,230,878

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes	1.375%	10/15/40	EUR	26,375	$34,047,401
Gtd. Notes	1.625	03/07/31	EUR	7,400	10,167,197
Gtd. Notes	1.625	10/15/50	EUR	24,085	31,895,911
Gtd. Notes	2.250	03/07/39	EUR	10,445	15,559,784

Medtronic, Inc., Gtd. Notes(a)	3.500	03/15/25		3,722	4,148,173
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	22,069,841
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes(a)	4.133	03/25/25		6,565	7,422,676
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	32,499,775
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	22,908,279

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	47,597,566
					315,810,950
Healthcare-Services 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,645,276
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	16,360,498
Unsec’d. Notes, Series 2020(a)	2.211	06/15/30		17,245	17,754,577
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	24,959,602
Aetna, Inc.,
Sr. Unsec’d. Notes(a)	3.500	11/15/24		13,570	14,901,075
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	5,435,948
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	8,006,821
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	11,536,970
Sr. Unsec’d. Notes(a)	3.650	12/01/27		4,825	5,553,212
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	9,160,023
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	2,105,179
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	6,422,671
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29		29,625	31,809,229
Sr. Unsec’d. Notes, Series B(a)	3.106	11/15/39		4,680	5,164,840

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	17,554,798
Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27		4,585	4,856,240

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31		50	$49,631
Gtd. Notes, 144A	4.625	06/01/30		6,845	7,184,735

Encompass Health Corp., Gtd. Notes	4.750	02/01/30		50	53,648
Hackensack Meridian Health, Inc.,
Sec’d. Notes	4.500	07/01/57		4,200	5,650,913
Sec’d. Notes, Series 2020	2.675	09/01/41		40,545	40,848,485
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		1,775	1,838,033
Gtd. Notes(a)	5.375	02/01/25		23,697	26,586,074
Gtd. Notes(a)	5.375	09/01/26		2,483	2,830,588
Gtd. Notes	5.625	09/01/28		50	58,549
Gtd. Notes	5.875	02/15/26		323	369,707
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,401,318
Sr. Sec’d. Notes(a)	5.125	06/15/39		16,905	21,066,890
Sr. Sec’d. Notes(a)	5.250	06/15/49		15,455	19,728,091
Humana, Inc.,
Sr. Unsec’d. Notes(a)	3.950	03/15/27		6,745	7,790,085
Sr. Unsec’d. Notes	4.875	04/01/30		100,000	124,078,977

Indiana University Health, Inc. Obligated Group, Sec’d. Notes(a)	3.970	11/01/48		10,475	13,186,123
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	31,458,271
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47		15,275	19,509,956
Gtd. Notes, Series 2019(a)	3.266	11/01/49		21,296	23,909,315
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,474,849
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	15,961,795
Sr. Unsec’d. Notes	3.600	09/01/27		10,355	11,875,189
Sr. Unsec’d. Notes	4.700	02/01/45		880	1,113,158

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25		5,437	5,805,807
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	10,620,153
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27		311	332,673
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	872,304
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50		32,095	32,335,727

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

MidMichigan Health, Sec’d. Notes, Series 2020	3.409%	06/01/50	17,745	$19,542,832
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	9,390,675
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	4,800	6,487,879
Unsec’d. Notes, Series 2019	3.954	08/01/2119	13,470	15,539,094

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	7,890,911
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	10,789,980
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	17,845	18,664,026
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	3,349,709
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	14,453,142
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	8,834,595

Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000	04/15/27	7,917	8,748,041
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	19,624	20,500,578
Sec’d. Notes(a)	5.125	05/01/25	5,297	5,365,093
Sec’d. Notes, 144A	6.250	02/01/27	11,350	11,957,497
Sr. Sec’d. Notes, 144A	4.625	06/15/28	1,730	1,810,469
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26	8,465	8,832,112
Sr. Sec’d. Notes, 144A	5.125	11/01/27	47,479	50,127,764
Sr. Unsec’d. Notes(a)	6.750	06/15/23	2,275	2,463,520
Sr. Unsec’d. Notes(a)	7.000	08/01/25	15,958	16,533,595
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	4,507,648
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	2,439,194
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	15,316,222
Sr. Unsec’d. Notes	3.375	04/15/27	19,080	21,597,311
Sr. Unsec’d. Notes	4.375	03/15/42	615	782,474
Sr. Unsec’d. Notes(a)	4.625	07/15/35	5,475	7,135,601
Sr. Unsec’d. Notes(a)	4.625	11/15/41	1,725	2,241,602
Sr. Unsec’d. Notes	5.700	10/15/40	185	271,105
Sr. Unsec’d. Notes	5.800	03/15/36	669	966,999

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813%	09/01/48	3,060	$4,032,476
				928,790,147
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	14,200	14,574,365
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625	01/13/22	2,233	2,317,412
				16,891,777
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,105	6,353,887
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	8,352,265
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,000	2,112,174
Gtd. Notes	6.750	03/15/25	59	60,933
Gtd. Notes(a)	7.250	10/15/29	1,400	1,572,463
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50	51,281
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,616,174
Gtd. Notes, 144A	6.375	05/15/25	6,850	7,054,501

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	75	80,242
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	300	315,163
KB Home,
Gtd. Notes	4.800	11/15/29	50	55,130
Gtd. Notes	7.000	12/15/21	6,120	6,336,398

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	58,989
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	52,066
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,890,134

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

PulteGroup, Inc., Gtd. Notes(a)	5.500%	03/01/26		16,243	$19,400,196
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26		500	519,839
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	7,567,686
Gtd. Notes, 144A	5.875	06/15/27		8,150	9,213,345
Gtd. Notes, 144A	6.625	07/15/27		12,490	13,470,651
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	3,132,869

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		2,590	2,800,254
					95,066,640
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.750	06/26/24		44,410	47,441,147
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		707	729,850
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	18,846,394
					67,017,391
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.700	04/01/26		20,095	22,097,066
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26		52	54,809
					22,151,875
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	61,728,059
Sr. Unsec’d. Notes	3.875	01/15/35		500	585,754
Sr. Unsec’d. Notes(a)	3.900	04/01/26		26,880	30,433,621
Sr. Unsec’d. Notes	4.125	02/15/24		280	309,396
Sr. Unsec’d. Notes	4.375	01/15/55		4,360	5,357,392
Sr. Unsec’d. Notes(a)	4.500	07/16/44		2,449	3,000,195

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	8,536,827

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43		2,250	$2,967,393
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	9,660,602
Gtd. Notes(a)	4.300	05/15/43		4,365	5,571,858
CNA Financial Corp.,
Sr. Unsec’d. Notes(a)	3.900	05/01/29		16,610	19,376,536
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	20,297,261
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	13,981,185

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	29,757,053
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	584,044
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,046,944
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,446,543

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	20,022,311
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	30,540,203
Gtd. Notes, 144A	3.951	10/15/50		13,748	16,022,746
Gtd. Notes, 144A	4.569	02/01/29		1,675	2,022,969
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	12,019,110
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,333,285
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	10,150,626
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	367,280
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	10,036,242
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	18,854,286

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	845,632
Principal Financial Group, Inc.,
Gtd. Notes(a)	4.300	11/15/46		7,190	8,955,628
Gtd. Notes	4.350	05/15/43		3,100	3,770,471
Gtd. Notes	4.625	09/15/42		275	344,371

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	15,843,684
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	723,237
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	21,674,528

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, (cont’d.)
Sub. Notes, 144A	6.850%	12/16/39		325	$494,521

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		2,675	2,795,617
Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	22,542,904
					418,000,314
Internet 0.0%
Adevinta ASA (France), Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	9,100	11,386,120
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	200,991
United Group BV (Netherlands), Sr. Sec’d. Notes	4.875	07/01/24	EUR	7,900	9,778,786
					21,365,897
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	53,747
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	92,900	112,564,885
Sr. Unsec’d. Notes, EMTN	2.875	02/22/24	EUR	100	122,419
					112,741,051
Leisure Time 0.0%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	5.250	11/15/22		460	453,119
Lodging 0.2%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26		50	51,776
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.875	01/15/30		50	53,941
Gtd. Notes	5.125	05/01/26		500	518,286
Gtd. Notes, 144A	3.625	02/15/32		18,750	18,534,867
Gtd. Notes, 144A(a)	3.750	05/01/29		6,050	6,145,079
Gtd. Notes, 144A	5.750	05/01/28		50	53,959

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27		50	$52,338
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900	08/08/29		2,250	2,359,621
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG(a)	3.500	10/15/32		17,030	18,095,478
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	39,796,153
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26		500	521,399
Gtd. Notes(a)	4.750	10/15/28		6,300	6,569,501
Gtd. Notes	5.500	04/15/27		232	251,359
Gtd. Notes	6.750	05/01/25		3,050	3,263,245
Gtd. Notes	7.750	03/15/22		50	53,125

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25		10,815	12,103,153
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21		980	983,671
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	13,938,157
					123,345,108
Machinery-Construction & Mining 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	04/09/30		15,115	16,386,209
Sr. Unsec’d. Notes(a)	3.250	04/09/50		10,545	11,885,195
					28,271,404
Machinery-Diversified 0.3%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21		6,565	6,610,965
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98		1,500	1,974,486
Vertical Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	31,907	41,229,598
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	27,700	35,793,396
Vertical Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	29,881,589
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	55,255,389

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Westinghouse Air Brake Technologies Corp., Gtd. Notes(a)	4.950%	09/15/28	11,817	$13,976,718
Xylem, Inc.,
Sr. Unsec’d. Notes(a)	3.250	11/01/26	4,770	5,344,887
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,548,480
				191,615,508
Media 1.6%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	4,543	4,616,425
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	12,250	12,559,838
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	18,200	18,943,636
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	11,025	11,719,321
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	299	314,080
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	22,933	24,883,002
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	34,112	35,335,971
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	90,941	93,806,689
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	38,400	39,912,102
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51	91,756	90,396,176
Sr. Sec’d. Notes(a)	4.800	03/01/50	28,253	32,166,643
Sr. Sec’d. Notes	5.125	07/01/49	40,050	47,386,658
Sr. Sec’d. Notes	5.375	04/01/38	6,070	7,397,852
Sr. Sec’d. Notes	5.375	05/01/47	26,899	32,488,612
Sr. Sec’d. Notes	5.750	04/01/48	27,908	35,347,488
Sr. Sec’d. Notes	6.384	10/23/35	7,110	9,572,550
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,901,177
Sr. Sec’d. Notes(a)	6.834	10/23/55	7,580	11,090,833
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)	9.250	02/15/24	21,059	21,903,916
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	7,325	7,481,054
Comcast Corp.,
Gtd. Notes(a)	3.450	02/01/50	18,790	20,949,548
Gtd. Notes	3.969	11/01/47	16	19,051
Gtd. Notes(a)	4.150	10/15/28	62,380	73,967,081
Gtd. Notes(a)	4.250	10/15/30	21,595	26,091,458

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	17,234,467

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375%	02/15/31	6,510	$6,353,361
Gtd. Notes, 144A	5.375	02/01/28	208	220,936
Gtd. Notes, 144A	5.500	05/15/26	16,337	16,948,089
Gtd. Notes, 144A	5.500	04/15/27	4,500	4,745,058
Sr. Unsec’d. Notes	6.750	11/15/21	50	51,845
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	6,450	6,578,122
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	7,206,533
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	35,072	22,276,539
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	14,145	11,430,005
Discovery Communications LLC,
Gtd. Notes(a)	5.200	09/20/47	22,906	29,052,268
Gtd. Notes	5.300	05/15/49	13,607	17,423,047
Gtd. Notes, 144A	4.000	09/15/55	22,175	23,788,448
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	50	51,508
Gtd. Notes	5.875	07/15/22	50	51,990
Gtd. Notes	5.875	11/15/24	50	51,806
Gtd. Notes	6.750	06/01/21	19,550	19,849,072
Gtd. Notes(a)	7.375	07/01/28	2,745	2,857,876
Gtd. Notes(a)	7.750	07/01/26	20,697	22,461,344

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	50	51,971
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	197	209,976
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	67	70,431
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28	367	386,118
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	158	159,544
Gtd. Notes, 144A	5.875	03/15/26	5,170	5,294,039

TEGNA, Inc., Gtd. Notes, 144A	4.750	03/15/26	50	53,013
Time Warner Cable LLC, Sr. Sec’d. Notes(a)	7.300	07/01/38	3,355	4,881,941
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	10,737,048
Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	52,796

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
ViacomCBS, Inc.,
Sr. Unsec’d. Notes(a)	4.375%	03/15/43		9,107	$10,559,822
Sr. Unsec’d. Notes	5.850	09/01/43		7,535	10,242,946

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	33,793,850
Virgin Media Vendor Financing Notes III DAC (Ireland), Gtd. Notes	4.875	07/15/28	GBP	10,800	15,209,696
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,748	5,821,368
Sr. Sec’d. Notes	4.250	01/15/27	EUR	70,030	88,809,735
					1,059,217,769
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	20,855,866
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		200	204,571
Gtd. Notes, 144A	7.250	04/01/23		200	204,487
Gtd. Notes, 144A	7.500	04/01/25		500	516,785
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28		50	53,028
Gtd. Notes	4.550	11/14/24		50	54,879
Gtd. Notes	4.625	08/01/30		50	55,543

New Gold, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25		59	61,065
Newmont Corp., Gtd. Notes	3.625	06/09/21		2,405	2,418,928
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30		50	52,630
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,266,613
Sr. Unsec’d. Notes(a)	6.750	04/16/40		6,498	9,611,758
Sr. Unsec’d. Notes	7.500	07/27/35		260	391,337
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,489,768
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,186,909
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	11,080,265

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.125%	10/01/35		23,727	$30,482,024
Sr. Unsec’d. Notes	6.250	07/15/41		1,162	1,478,724
					85,465,180
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	531,000
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	365,221
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		54,550	52,557,788
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		47,852	44,761,381
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		52,156	48,138,338
Sr. Unsec’d. Notes, 144A	8.750	12/01/21		3,750	3,928,779

General Electric Co., Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,436,586
Pentair Finance Sarl, Gtd. Notes(a)	4.500	07/01/29		1,300	1,529,646
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	26,993,639
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,245,714
					186,488,092
Multi-National 0.7%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,207,930
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		36,785	49,143,585
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,363,701
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,523,016
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		31,240	31,568,570
Sr. Unsec’d. Notes	2.750	01/06/23		17,745	18,476,542
Sr. Unsec’d. Notes	3.250	02/11/22		8,405	8,633,284
Sr. Unsec’d. Notes	3.750	11/23/23		10,400	11,222,135
Sr. Unsec’d. Notes	4.375	06/15/22		16,587	17,426,853

European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22		1,000	995,590

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.251%(c)	12/29/26	3,500	$3,397,766
Sr. Unsec’d. Notes, EMTN	1.200(cc)	08/10/26	1,900	1,910,691
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	17,978,257
Sr. Unsec’d. Notes	7.000	06/15/25	4,414	5,604,354
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,996,997
Unsec’d. Notes	6.950	08/01/26	2,000	2,627,126
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,586,164
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	18,183,714
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	60,510,041
Notes, EMTN	0.500	02/07/23	9,000	8,976,838
Notes, MTN	1.237(s)	10/31/30	3,739	3,158,139
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.306(c)	06/28/26	12,958	12,562,249
Sr. Unsec’d. Notes	1.932(cc)	06/30/34	8,591	7,819,997
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.253(c)	08/11/26	21,424	20,897,956
Sr. Unsec’d. Notes, MTN	(0.692)(s)	09/02/46	20,000	23,764,200
Sr. Unsec’d. Notes, MTN	(0.537)(s)	09/02/46	20,000	22,840,000
Sr. Unsec’d. Notes, MTN	0.207(cc)	07/31/34	4,605	4,118,623
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.350(c)	05/31/26	14,714	14,308,749
Sr. Unsec’d. Notes, MTN	1.085(cc)	11/28/34	273	236,226
Sr. Unsec’d. Notes, MTN	1.935(cc)	08/28/34	853	770,141
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,914,533
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, GMTN	(0.740)(s)	09/22/46	15,000	18,069,450
Sr. Unsec’d. Notes, GMTN	(0.563)(s)	09/22/46	15,000	17,267,100

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,828,747
				441,889,264

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250%	02/15/29	50	$50,289
Gtd. Notes	4.125	05/01/25	228	236,711
				287,000
Oil & Gas 2.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	14,953,631
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	3,953,174
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	12,810	12,139,288
Gtd. Notes	5.125	12/01/22	2,902	2,902,475
Gtd. Notes	5.625	06/01/23	9,363	9,245,163
Gtd. Notes, 144A	8.375	07/15/26	14,925	15,815,452
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	12,152	13,731,202
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	15,411	14,715,306
Sr. Unsec’d. Notes, 144A(a)	8.250	12/31/28	10,775	10,959,146
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	25,520	28,662,846
Sr. Unsec’d. Notes(a)	5.400	06/15/47	20,865	24,381,343
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	30,558,928
Chevron USA, Inc.,
Gtd. Notes(a)	3.900	11/15/24	3,700	4,132,254
Gtd. Notes	5.050	11/15/44	16,811	22,733,074
Gtd. Notes	5.250	11/15/43	10,900	14,878,054
Gtd. Notes	6.000	03/01/41	2,317	3,389,019

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	4,900	4,711,507
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.250	08/15/22	2,385	2,378,326
Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,600	3,645,804

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	20,073,124
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	8,965	9,876,123
Gtd. Notes	4.300	08/15/28	8,889	10,452,235
Gtd. Notes	4.850	08/15/48	7,865	10,285,223
Gtd. Notes(a)	4.875	10/01/47	8,894	11,800,954

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes(a)	3.800%	06/01/24	12,160	$12,466,458
Gtd. Notes(a)	4.500	04/15/23	3,915	4,018,268

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	497,574
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600	07/15/41	14,172	17,007,945
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	56,435	60,507,719
Gtd. Notes(a)	3.500	12/01/29	20,265	21,523,909
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	4,481	4,749,860
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	50	53,271

Eni SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/12/23	4,275	4,640,070
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	50	51,904
Sr. Unsec’d. Notes	8.750	02/01/30	50	63,752

Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	27,655	31,732,243
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51	57,465	62,286,770
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	526,520
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	8,157	8,631,155
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	60	60,985
Sr. Unsec’d. Notes, 144A(a)	5.750	02/01/29	3,200	3,252,401
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	3,200	3,248,164
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	320	337,641
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400	04/15/29	15,850	17,766,727
Sr. Unsec’d. Notes	6.800	09/15/37	1,150	1,484,326
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	14,525	16,556,444
Sr. Unsec’d. Notes, 144A	4.750	04/19/27	3,000	3,479,891

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45	9,983	11,993,205
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	1,850	1,836,574
Gtd. Notes, 144A	7.000	03/31/24	14,263	14,456,014
Gtd. Notes, 144A	7.125	02/01/27	8,860	9,154,314

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.895%(s)	10/10/36		167,810	$82,073,777
Sr. Unsec’d. Notes	2.700	02/15/23		50	49,308
Sr. Unsec’d. Notes	2.900	08/15/24		50	48,507
Sr. Unsec’d. Notes	3.200	08/15/26		112	105,679
Sr. Unsec’d. Notes	3.450	07/15/24		60	58,949
Sr. Unsec’d. Notes	3.500	06/15/25		50	48,565
Sr. Unsec’d. Notes	3.500	08/15/29		50	46,400
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,416,248
Sr. Unsec’d. Notes	6.450	09/15/36		12,600	13,810,098
Sr. Unsec’d. Notes	6.625	09/01/30		50	56,500
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,676,846
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,863,437
Ovintiv Exploration, Inc.,
Gtd. Notes(a)	5.375	01/01/26		35,890	39,154,912
Gtd. Notes(a)	5.625	07/01/24		26,621	28,932,117
Gtd. Notes	5.750	01/30/22		14,741	15,300,008
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	12,022,024
Gtd. Notes	6.500	02/01/38		2,720	3,240,264
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,392,888
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,651,583
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		7,852	8,615,448
Gtd. Notes(a)	5.600	01/03/31		37,091	41,341,770
Gtd. Notes	5.750	02/01/29		1,700	1,972,635
Gtd. Notes(a)	5.999	01/27/28		4,130	4,840,880
Gtd. Notes	6.625	01/16/34	GBP	22,380	38,116,988
Gtd. Notes	6.900	03/19/49		30,000	36,082,656
Gtd. Notes	7.250	03/17/44		2,400	2,930,624
Gtd. Notes	7.375	01/17/27		28,280	35,365,570
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,632,300
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	14,500	17,533,942
Gtd. Notes	3.500	01/30/23		8,103	8,204,142
Gtd. Notes	4.750	02/26/29	EUR	9,776	11,554,379
Gtd. Notes	6.350	02/12/48		40,644	34,048,570
Gtd. Notes(a)	6.490	01/23/27		24,393	25,213,060
Gtd. Notes	6.500	03/13/27		64,680	66,940,707
Gtd. Notes	6.500	01/23/29		21,075	20,958,129
Gtd. Notes	6.625	06/15/35		2,920	2,756,656

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.625%	06/15/38		10,676	$9,583,777
Gtd. Notes(a)	6.840	01/23/30		13,189	13,233,354
Gtd. Notes	7.690	01/23/50		12,793	12,050,293
Gtd. Notes	9.500	09/15/27		1,590	1,813,372
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,985,801
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	20,218,952
Gtd. Notes, EMTN	3.750	02/21/24	EUR	11,300	13,785,423
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,384,407
Gtd. Notes, EMTN	4.875	02/21/28	EUR	23,530	28,304,855
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	2,010,341
Gtd. Notes, MTN	6.750	09/21/47		73,449	63,944,766
Gtd. Notes, MTN	6.875	08/04/26		9,235	9,917,541
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	0.652(c)	02/15/24		7,150	7,158,690
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		2,508	2,543,474
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	2,122,032
Gtd. Notes(a)	4.650	11/15/34		2,965	3,527,472

Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	1.900	08/15/30		17,245	16,799,977
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		10,525	10,300,449
Gtd. Notes	5.000	03/15/23		4,983	5,000,014
Gtd. Notes(a)	9.250	02/01/26		28,075	30,575,819
Gtd. Notes, 144A	8.250	01/15/29		9,000	9,450,034

Reliance Industries Ltd. (India), Sr. Unsec’d. Notes, 144A	5.400	02/14/22		4,773	4,994,409
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,618,036
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26		50	51,470
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		7,450	3,851,827
Gtd. Notes, 144A	8.000	02/01/27		13,425	7,002,481
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,215	28,492,174
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,585	8,414,023
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24		50	55,673
Sr. Unsec’d. Notes	5.250	10/15/27		177	186,717

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
WPX Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.750%	06/01/26		50	$52,486
Sr. Unsec’d. Notes	5.875	06/15/28		50	54,146
Sr. Unsec’d. Notes	8.250	08/01/23		500	577,502
					1,518,876,108
Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.486	05/01/30		15,000	17,817,117
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,441,900
					21,259,017
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	22,000	27,402,336
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	52,313,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	516,620
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		365	377,664

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	130,344
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,337,310
Gtd. Notes, 144A	6.625	05/13/27		500	541,895

WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,700	1,782,151
					84,401,870
Pharmaceuticals 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,160,295
Sr. Unsec’d. Notes	3.450	03/15/22		1,300	1,337,142
Sr. Unsec’d. Notes	3.600	05/14/25		14,395	15,961,738
Sr. Unsec’d. Notes	4.050	11/21/39		73,565	86,322,622
Sr. Unsec’d. Notes	4.250	11/21/49		96,515	117,126,984

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.400%	11/06/42	25,402	$31,157,359
Sr. Unsec’d. Notes(a)	4.450	05/14/46	20,136	24,771,586
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	25,459,449
Sr. Unsec’d. Notes(a)	4.550	03/15/35	74,564	92,151,138
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	47,600,551
Sr. Unsec’d. Notes	4.750	03/15/45	10,808	13,796,691
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	12,514,258
Sr. Unsec’d. Notes	4.875	11/14/48	6,981	9,193,048

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	1,021,387
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	4,236,824
Bausch Health Americas, Inc., Gtd. Notes, 144A	9.250	04/01/26	2,300	2,553,597
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	3,850	3,965,338
Gtd. Notes, 144A	5.000	02/15/29	3,375	3,455,917
Gtd. Notes, 144A(a)	5.250	01/30/30	4,441	4,592,495
Gtd. Notes, 144A	5.250	02/15/31	4,100	4,220,923
Gtd. Notes, 144A(a)	6.125	04/15/25	11,194	11,469,626
Gtd. Notes, 144A	6.250	02/15/29	12,219	13,110,608
Gtd. Notes, 144A	7.000	01/15/28	10,050	10,855,129
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.881(c)	06/25/21	29,120	29,168,528
Gtd. Notes, 144A	3.500	06/25/21	21,850	22,063,907
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes(a)	3.363	06/06/24	32,745	35,541,886
Sr. Unsec’d. Notes(a)	3.700	06/06/27	5,463	6,251,563
Sr. Unsec’d. Notes	3.734	12/15/24	3,958	4,374,873
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(a)	3.450	11/15/27	27,780	31,845,304
Sr. Unsec’d. Notes(a)	4.125	06/15/39	11,360	14,061,566
Sr. Unsec’d. Notes	4.250	10/26/49	32,165	41,058,153
Sr. Unsec’d. Notes(a)	4.350	11/15/47	16,595	21,399,068
Sr. Unsec’d. Notes	4.550	02/20/48	23,153	30,454,911
Sr. Unsec’d. Notes(a)	4.625	05/15/44	5,340	7,033,124
Sr. Unsec’d. Notes	5.000	08/15/45	18,620	25,725,526

Cheplapharm Arzneimittel GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500	01/15/28	1,625	1,672,033
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,520	22,420,392

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Gtd. Notes(a)	3.400%	03/01/27	2,035	$2,289,514
Gtd. Notes(a)	4.375	10/15/28	31,225	37,115,429
Gtd. Notes	4.500	02/25/26	45,070	52,457,912
Gtd. Notes	4.800	08/15/38	15,870	20,170,993
Gtd. Notes(a)	4.800	07/15/46	26,110	33,586,733
Gtd. Notes	4.900	12/15/48	9,410	12,536,577
Sr. Unsec’d. Notes(a)	3.400	03/15/50	48,875	52,926,483
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	59,410	58,901,777
Sr. Unsec’d. Notes(a)	2.700	08/21/40	25,540	24,943,751
Sr. Unsec’d. Notes(a)	3.700	03/09/23	837	892,718
Sr. Unsec’d. Notes	4.300	03/25/28	6,319	7,428,114
Sr. Unsec’d. Notes	4.780	03/25/38	14,790	18,275,392
Sr. Unsec’d. Notes	5.050	03/25/48	82,268	107,643,090
Sr. Unsec’d. Notes	5.125	07/20/45	3,879	5,065,288
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	9,786,042

Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	11,970	15,781,339
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	1,692
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	12,408,247
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,250	11,706,988

Johnson & Johnson, Sr. Unsec’d. Notes(a)	2.450	09/01/60	87,835	85,935,137
Mylan, Inc.,
Gtd. Notes(a)	5.200	04/15/48	3,085	3,993,934
Gtd. Notes(a)	5.400	11/29/43	28,216	36,512,232
Gtd. Notes, 144A	3.125	01/15/23	16,635	17,425,266
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	37,295	39,477,101
Gtd. Notes	3.200	09/23/26	79,545	88,256,892

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	4.000	11/26/21	15,750	16,167,989
Utah Acquisition Sub, Inc., Gtd. Notes(a)	5.250	06/15/46	22,526	29,154,804
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	25,295	27,994,676
Gtd. Notes, 144A(a)	4.000	06/22/50	70,393	78,445,180
				1,738,386,829

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	50	$50,137
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A	4.625	10/15/28	50	52,091
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	28,116,651
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	54,410
Gtd. Notes	5.625	07/15/27	50	54,497
Energy Transfer Operating LP,
Gtd. Notes(a)	5.000	05/15/50	7,845	8,143,161
Gtd. Notes(a)	5.150	03/15/45	3,765	3,938,437
Gtd. Notes(a)	5.300	04/15/47	6,095	6,428,193
Gtd. Notes(a)	6.050	06/01/41	2,500	2,840,430
Gtd. Notes(a)	6.125	12/15/45	9,430	10,745,177
Gtd. Notes(a)	6.250	04/15/49	37,960	44,875,588
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	61,566,565

Energy Transfer Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000	10/01/22	535	565,722
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,079,473
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	49,075	47,233,447
Gtd. Notes	3.700	01/31/51	2,665	2,790,141
Gtd. Notes(a)	3.950	01/31/60	23,145	24,850,021
Gtd. Notes(a)	4.200	01/31/50	5,910	6,649,115
Gtd. Notes(a)	4.900	05/15/46	28,296	34,833,012
Gtd. Notes	4.950	10/15/54	5,000	6,091,875
Gtd. Notes	5.100	02/15/45	8,450	10,512,301
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	18,189,837
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	2,119	2,194,106
Sr. Unsec’d. Notes	5.500	07/15/28	50	51,794
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	52,326

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,593	5,285,978
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	09/01/39	1,260	1,642,337

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000%	02/15/31	46,190	$44,999,322
Gtd. Notes(a)	3.250	08/01/50	24,280	22,810,686
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes(a)	3.950	03/01/50	13,250	14,090,334
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,716,028
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,958,038
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	7,157,262
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	6,150,820
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	18,142,140
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	13,955	14,171,298
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,280,762
Gtd. Notes, 144A(a)	4.625	04/01/29	5,980	6,134,293
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	10,440	10,644,189
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	7,358,740
Sr. Unsec’d. Notes(a)	4.500	04/15/38	26,290	29,408,163
Sr. Unsec’d. Notes(a)	5.200	03/01/47	2,031	2,421,670

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,287,072
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	37,724,251
Gtd. Notes	4.450	09/01/49	36,667	37,594,939
Gtd. Notes	4.950	07/13/47	59,765	65,868,018
Gtd. Notes(a)	5.200	07/15/48	4,950	5,633,996
Gtd. Notes	6.000	06/15/35	4,200	5,145,941
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.550	12/15/29	9,275	9,640,116
Sr. Unsec’d. Notes	4.300	01/31/43	5,000	4,938,625
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,807,612
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,107,820
Sr. Unsec’d. Notes	4.900	02/15/45	11,823	12,377,372
Sr. Unsec’d. Notes	5.150	06/01/42	700	751,056

Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	50	52,335
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	6,135,098
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,919,498

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	6,402,558

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300%	04/01/44	4,150	$4,413,865
Gtd. Notes	5.400	10/01/47	15,294	16,259,941
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	9,742	9,760,608
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,472,976
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,993,949
Gtd. Notes, 144A(a)	7.500	10/01/25	5,375	5,719,529
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	50	50,317
Gtd. Notes	5.000	01/15/28	50	51,837
Gtd. Notes	5.875	04/15/26	50	52,387

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	913,339
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,015	23,782,728
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	9,114,027
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	9,004,667
Sr. Unsec’d. Notes	4.000	07/01/22	700	717,336
Sr. Unsec’d. Notes	4.100	02/01/25	230	238,173
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,435,359
Sr. Unsec’d. Notes	5.050	02/01/30	50	55,040
Sr. Unsec’d. Notes	5.450	04/01/44	875	919,055
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,036	54,507,334
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	20,238,205
Sr. Unsec’d. Notes(a)	4.000	09/15/25	8,625	9,671,111
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,483,608
Sr. Unsec’d. Notes(a)	4.850	03/01/48	11,950	14,096,074
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,853,100
				955,521,439
Real Estate 0.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50	52,831
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,500,857
Gtd. Notes, 144A	5.375	03/15/25	100	103,004

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The), (cont’d.)
Gtd. Notes, 144A	5.375%	08/01/28		500	$527,502
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22		8,720	8,967,638
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	16,296,220
					29,448,052
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes(a)	1.875	02/01/33		9,640	9,436,431
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	16,097,668
Sr. Unsec’d. Notes(a)	4.125	05/15/29		22,019	25,180,595
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		14,770	16,760,807
Sr. Unsec’d. Notes	6.750	12/15/21		1,615	1,647,063
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	51,118
Gtd. Notes, 144A	5.250	05/01/25		1,891	1,928,600
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	3.350	09/01/24		1,260	1,342,077
Gtd. Notes	5.375	11/01/23		2,555	2,798,496
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		8,835	9,678,426
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,676,742

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	6,521,903
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	37,645,295
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,771,983
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		2,190	2,326,571
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	4,462,912
Gtd. Notes	5.000	10/15/27		2,866	3,030,361
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28		8,425	8,896,456
Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,403,157

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp., Sr. Unsec’d. Notes	3.000%	01/15/27	13,790	$15,156,275
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	50	52,202
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24	30,000	29,463,184
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	12,607,643
Gtd. Notes(a)	3.500	02/01/25	5,000	5,490,090
Gtd. Notes	3.850	04/01/27	31,660	35,576,123
Gtd. Notes	4.400	01/15/29	4,765	5,523,342

VEREIT Operating Partnership LP, Gtd. Notes	2.850	12/15/32	19,830	20,388,242
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	50	52,061
Gtd. Notes, 144A	4.250	12/01/26	13,075	13,542,967
Gtd. Notes, 144A	4.625	12/01/29	960	1,022,453
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	2,640	2,874,380
Sr. Unsec’d. Notes(a)	2.750	01/15/31	2,250	2,372,804
Sr. Unsec’d. Notes(a)	4.000	06/01/25	6,960	7,840,310
Sr. Unsec’d. Notes	4.125	03/15/29	1,050	1,208,960
Sr. Unsec’d. Notes(a)	4.250	04/01/26	16,080	18,625,409

WP Carey, Inc., Sr. Unsec’d. Notes(a)	2.400	02/01/31	12,425	12,749,413
				349,202,519
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	21,775	21,614,513
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	18,000	19,647,191
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875	11/01/25	50	50,540
Brinker International, Inc., Sr. Unsec’d. Notes	3.875	05/15/23	161	162,151
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	04/20/32	7,845	7,940,434
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50	21,425	26,023,774

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Dufry One BV (Switzerland), Gtd. Notes	2.000%	02/15/27	EUR	36,300	$40,468,685
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	35,100	41,967,246
Sr. Sec’d. Notes	6.250	10/30/25	EUR	65,933	81,975,652
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	14,945,601

Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.800	09/14/27		1,180	1,309,429
L Brands, Inc., Gtd. Notes	5.625	10/15/23		18,638	20,195,909
Macy’s Retail Holdings LLC, Gtd. Notes	3.875	01/15/22		265	265,168
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31		6,856	6,758,893
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23		50	50,156
Sr. Sec’d. Notes, 144A	5.875	06/01/25		4,512	4,640,025

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		39,699	40,893,521
Stonegate Pub Co. Financing 2019 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	25,000	35,230,906
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50		22,315	23,814,590
Walmart, Inc., Sr. Unsec’d. Notes(a)(h)	3.250	07/08/29		24,015	27,451,503
					415,405,887
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,376,445
Semiconductors 0.7%
Broadcom, Inc.,
Gtd. Notes(a)	3.459	09/15/26		37,546	41,291,621
Gtd. Notes	4.110	09/15/28		16,557	18,707,562
Gtd. Notes	4.250	04/15/26		6,320	7,166,722
Gtd. Notes	4.750	04/15/29		211,992	247,746,959
Gtd. Notes	5.000	04/15/30		83,970	99,852,597
Microchip Technology, Inc.,
Gtd. Notes, 144A	4.250	09/01/25		50	52,203

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Microchip Technology, Inc., (cont’d.)
Sr. Sec’d. Notes	3.922%	06/01/21		12,015	$12,147,801
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,938,244
Gtd. Notes, 144A	4.625	06/01/23		16,600	18,112,714
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150	05/01/27		7,190	7,910,615
Gtd. Notes, 144A(a)	3.400	05/01/30		9,130	10,195,630
					470,122,668
Software 0.6%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes(a)	1.350	09/15/30		8,850	8,507,641
Sr. Unsec’d. Notes(a)	2.500	09/15/50		53,820	49,149,391

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		50	50,603
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26		14,557	15,508,547
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	10.250	02/15/27		179	200,718
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	8,200	10,148,095
Microsoft Corp.,
Sr. Unsec’d. Notes(a)	2.525	06/01/50		1,535	1,549,103
Sr. Unsec’d. Notes	2.675	06/01/60		8,698	8,864,533
Sr. Unsec’d. Notes	3.700	08/08/46		19,525	23,957,290
Sr. Unsec’d. Notes	3.950	08/08/56		4,748	6,203,798
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	11/15/24		32,180	34,878,306
Sr. Unsec’d. Notes(a)	2.950	05/15/25		52,350	56,902,156
Sr. Unsec’d. Notes	3.600	04/01/50		58,375	65,154,298
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	21,123,859
Sr. Unsec’d. Notes	3.850	04/01/60		58,385	67,531,644
					369,729,982
Telecommunications 2.4%
Altice France Holding SA (Luxembourg), Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	18,646,196
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27		202	222,728

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	2.300%	06/01/27	3,300	$3,481,494
Sr. Unsec’d. Notes(a)	3.100	02/01/43	58,525	56,906,131
Sr. Unsec’d. Notes(a)	3.300	02/01/52	55,985	52,624,069
Sr. Unsec’d. Notes	4.050	12/15/23	13,350	14,722,338
Sr. Unsec’d. Notes(a)	4.300	02/15/30	15,455	18,131,831
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	21,058	21,003,186
Sr. Unsec’d. Notes, 144A(a)	3.500	09/15/53	117,222	113,006,448
Sr. Unsec’d. Notes, 144A(a)	3.550	09/15/55	19,994	19,082,512
Sr. Unsec’d. Notes, 144A(a)	3.650	09/15/59	83,421	80,137,699
Sr. Unsec’d. Notes, 144A(a)	3.800	12/01/57	7,661	7,653,448
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	1,906	1,806,251
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25	595	360,647
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	14,640	12,458,992
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	21,945	22,055,119
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	6,900	7,213,582
Sr. Sec’d. Notes, 144A	8.750	05/25/24	59,874	62,477,063

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	30,390	25,060,490
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	38,753	47,482,051
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $1,601,875; purchased 01/31/20)(f)	5.500	08/01/23(d)	2,000	1,396,592
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	50	51,561
Gtd. Notes	5.375	01/15/24	21,075	21,093,430
Gtd. Notes	5.375	05/01/25	50	51,367
Gtd. Notes, 144A	3.625	01/15/29	237	235,974
Gtd. Notes, 144A	4.250	07/01/28	2,775	2,844,201
Gtd. Notes, 144A	4.625	09/15/27	500	520,054
Sr. Sec’d. Notes, 144A	3.400	03/01/27	31,986	35,136,425
Sr. Sec’d. Notes, 144A(a)	3.875	11/15/29	8,825	9,706,468
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.500	01/15/29	6,000	6,157,514
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	1,550	1,915,431

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series S	6.450%	06/15/21		12,715	$12,943,207
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	61,891
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		11,050	12,259,246
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes	3.125	09/15/26	EUR	1,717	2,066,986
Sr. Sec’d. Notes	4.000	11/15/27	EUR	19,200	23,675,574
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.600	02/23/28		10,000	11,913,862
Sr. Unsec’d. Notes	4.600	05/23/29		25,980	30,852,773

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		4,050	4,235,948
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		50	64,220
Gtd. Notes(a)	8.750	03/15/32		29,300	44,749,673
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		20,067	21,578,877
Gtd. Notes	11.500	11/15/21		7,834	8,432,594
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		29,916	34,875,868
Gtd. Notes	7.250	09/15/21		16,225	16,778,004
Gtd. Notes	7.625	02/15/25		24,159	28,875,567
Gtd. Notes	7.625	03/01/26		50	61,611
Gtd. Notes	7.875	09/15/23		99,334	114,736,758

TalkTalk Telecom Group PLC (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	7,700	10,278,911
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.625	02/15/29		14,375	14,423,841
Gtd. Notes	5.125	04/15/25		14,000	14,298,864
Gtd. Notes	6.000	04/15/24		50	50,537
Gtd. Notes(a)	6.500	01/15/26		6,050	6,243,995
Sr. Sec’d. Notes, 144A	2.550	02/15/31		19,800	20,280,946
Sr. Sec’d. Notes, 144A	3.000	02/15/41		40,760	40,258,131
Sr. Sec’d. Notes, 144A(a)	3.300	02/15/51		19,985	19,457,719
Sr. Sec’d. Notes, 144A	3.875	04/15/30		9,500	10,735,518
Sr. Sec’d. Notes, 144A(a)	4.375	04/15/40		19,890	23,239,552
Sr. Sec’d. Notes, 144A(a)	4.500	04/15/50		31,495	37,172,137
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	118,189,838
Sr. Unsec’d. Notes	3.150	03/22/30		125,000	137,504,264
Sr. Unsec’d. Notes	4.125	08/15/46		3,725	4,368,617
Sr. Unsec’d. Notes	4.522	09/15/48		7,605	9,442,948

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	4.750%	11/01/41		5,605	$7,076,606
Sr. Unsec’d. Notes	4.862	08/21/46		8,985	11,598,700

Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28		101	102,249
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28		500	520,386
					1,517,047,710
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	710,179
Transportation 0.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,629,793
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,557,656

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	83,267,963
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	40,517,939
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	6,295,067
FedEx Corp., Gtd. Notes(a)	4.550	04/01/46		2,854	3,451,528
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,184	6,263,269
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,565,679
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,431,645
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	64,988,662
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.250	02/05/50		178,470	192,464,275
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25		50	53,619
Gtd. Notes, 144A	6.750	08/15/24		4,494	4,752,696
					419,239,791

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300%	04/01/21	21,250	$21,301,068
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	3,975	4,334,924
Sr. Unsec’d. Notes	3.750	09/01/47	4,795	5,730,517
				10,065,441

Total Corporate Bonds (cost $23,351,753,812)				25,210,681,721
Municipal Bonds 0.8%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	21,156,640
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	945,803

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	5,045	6,966,439
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	7,221,979
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	8,503,486
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	12,407,909
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,351,999
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	472,876
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,760,864
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,493,989
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,841,233
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,763,495
				73,886,712

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078%	12/01/40	1,000	$1,409,290
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,400,113
				6,809,403
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	22,467,333
Illinois 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,774,971
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	6,772,600
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	6,863,967

Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	7,130,100
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	85,241,251
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	21,300	23,779,320
				134,562,209
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,151,731
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,949,370
Taxable, Revenue Bonds	3.384	12/01/40	19,800	22,323,906
				34,273,276
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	25,940,694
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	21,490,853

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,896,507
				49,328,054

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687%	11/15/40	700	$985,719
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,555,260
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,264,318

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,185	3,428,986
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	23,993,312
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,767,880
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	11,860,361
Revenue Bonds	4.458	10/01/62	2,600	3,483,948
				51,339,784
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	11,064,790
Taxable, Revenue Bonds, BABs, Series C(a)	4.910	06/01/40	295	404,982
				11,469,772
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,754,900
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	980,876
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	593,580
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,747,890

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	25,505	28,516,375
				36,857,845

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.0%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	5.000%	07/01/58	27,600	$31,344,217
Taxable, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,518,177
				33,862,394
Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,504,900
Taxable, Revenue Bonds	4.427	02/01/42	6,480	8,361,339

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	7,930	8,036,262
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	23,824,802
				41,727,303
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	12,741,369

Total Municipal Bonds (cost $454,069,784)				518,212,961
Residential Mortgage-Backed Securities 5.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	6	6,280
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	2.260(c)	02/25/45	17	17,515
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.294(c)	07/27/57	4,476	4,424,970
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.320(c)	03/27/36	6,240	6,198,011
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.260(c)	02/27/37	11,078	10,927,409
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.300(c)	05/27/36	1,422	1,416,394

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Trust,
Series 2005-D, Class A1	3.273%(cc)	05/25/35	36	$37,263
Series 2006-I, Class 4A1	3.113(cc)	10/20/46	33	28,363
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.335(c)	05/26/37	440	437,674
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.764(c)	09/26/45	1,260	1,275,038
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	0.295(c)	09/29/36	7,259	7,182,073

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.601(cc)	06/25/34	216	218,638
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.336(cc)	02/25/33	2	2,314
Series 2005-04, Class 3A1	3.189(cc)	08/25/35	147	145,244
Series 2007-03, Class 1A1	3.798(cc)	05/25/47	211	208,083
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	3.279(cc)	05/25/35	94	95,489
Series 2005-04, Class 23A2	3.279(cc)	05/25/35	31	31,945
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	04/25/28	15,144	15,158,107
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	08/25/28	9,372	9,383,554
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	10/25/28	18,058	18,141,057
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	04/25/29	9,040	9,047,650
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	10/25/29	16,763	16,754,023
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/29	60,817	60,981,419
Series 2020-01A, Class B1, 144A, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)	4.530(c)	06/25/30	2,150	2,188,438
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	06/25/30	18,803	18,847,804
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.530(c)	06/25/30	12,280	12,400,626
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.430(c)	08/26/30	14,365	14,402,083
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.330(c)	08/26/30	11,410	11,532,448
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.130(c)	08/26/30	13,101	13,425,631
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/30	14,165	14,210,814

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980%(c)	10/25/30	10,375	$10,445,501
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.830(c)	10/25/30	13,505	13,695,537

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.283	09/15/21	229,017	227,642,479
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.644(c)	11/01/23	172,071	172,157,603
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.684(cc)	02/19/34	8,109	8,218,773
Series 2005-29, Class A1	5.750	12/25/35	469	353,396
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	2.195(c)	02/20/36	17	14,682
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57	50,500	50,873,760
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57	110,714	110,773,332
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	24,311	24,347,707

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.997(cc)	09/25/47	4,871	4,652,594
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.280(c)	09/25/31	6,601	6,616,909
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	10/25/39	15,302	15,311,736
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.180(c)	01/25/40	26,509	26,517,273

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.121(cc)	09/25/57	27,172	26,168,415
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.830(c)	11/25/28	18,411	18,448,299
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.930(c)	04/25/29	9,866	9,878,795
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	10/25/30	51,230	51,684,456
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.130(c)	10/25/30	25,330	25,775,719
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.630(c)	10/25/30	17,790	18,201,926

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.530%(c)	05/25/30	10,459	$10,520,530
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.280(c)	10/25/30	17,347	17,363,233
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	0.579(c)	10/18/30	1	628
Series 2001-29, Class Z	6.500	07/25/31	23	26,118
Series 2012-132, Class KI, IO	3.000	12/25/32	8,304	876,139
Series 2013-57, Class MI, IO	3.000	06/25/28	2,667	176,983
Series 2014-05, Class AI, IO	4.500	04/25/43	3,831	633,133
Series 2015-51, Class CI, IO	4.000	07/25/45	6,207	978,959
Series 2016-30, Class CI, IO	3.000	05/25/36	4,935	493,175
Series 2016-74, Class GM	2.500	09/25/43	20,627	21,291,434
Series 2017-83, Class IO, IO	4.000	10/25/47	5,219	652,548
Series 2018-16, Class MB	3.500	07/25/46	12,885	13,387,970
Series 2018-24, Class BH	3.500	04/25/48	10,469	11,150,712
Series 2018-27, Class JA	3.000	12/25/47	12,015	12,633,047
Series 2018-49, Class LZ	3.500	07/25/48	12,039	13,134,261
Series 2018-58, Class BI, IO	4.000	08/25/48	4,256	392,271
Series 2019-08, Class Z	3.500	03/25/49	2,438	2,756,705
Series 2019-13, Class LZ	4.000	04/25/49	12,110	13,775,561
Series 2019-13, Class VA	4.000	02/25/32	6,989	7,359,183
FHLMC REMICS,
Series 1628, Class LZ	6.500	12/15/23	6	6,178
Series 1935, Class JZ	7.000	02/15/27	44	49,973
Series 2241, Class PH	7.500	07/15/30	24	28,445
Series 3795, Class VZ	4.000	01/15/41	4,386	4,760,980
Series 3889, Class DZ	4.000	01/15/41	4,224	4,633,674
Series 4135, Class AI, IO	3.500	11/15/42	11,960	1,747,333
Series 4372, Class GI, IO	4.500	08/15/44	7,467	1,089,278
Series 4456, Class BI, IO	4.000	05/15/44	1,591	200,210
Series 4468, Class IO, IO	4.500	05/15/45	8,022	1,376,537
Series 4500, Class ZX	4.000	07/15/45	1,862	2,128,924
Series 4735, Class IM, IO	4.000	12/15/47	15,444	1,924,794
Series 4736, Class IP, IO	4.000	08/15/47	4,386	429,959
Series 4751, Class PI, IO	4.000	11/15/47	3,230	326,756
Series 4795, Class WQ	4.000	07/15/46	3,448	3,692,657
Series 4800, Class KL	4.000	11/15/45	5,307	5,410,501
Series 4801, Class ZD	4.000	06/15/48	4,449	5,012,336
Series 4802, Class EZ	4.000	06/15/48	10,310	10,969,524
Series 4831, Class BA	3.500	10/15/44	5,843	6,050,783
Series 4868, Class KL	4.000	12/15/45	24,731	25,542,184
Series 4870, Class K	4.000	04/15/49	41,284	44,581,072

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC REMICS, (cont’d.)
Series 4903, Class ED	2.750%	09/15/48	13,402	$13,848,635
Series 4903, Class IP, IO	4.500	07/25/49	14,567	2,915,833
Series 4946, Class KB	3.000	12/15/48	21,309	22,111,793
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.480(c)	03/25/29	752	753,188
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.082(c)	12/25/50	3,000	3,006,565
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	02/25/50	24,120	24,059,618
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.230(c)	06/25/50	9,440	9,882,468
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	06/25/50	46,400	46,749,684
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.130(c)	08/25/50	25,210	26,973,719
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.880(c)	08/25/50	38,685	39,194,431
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.882(c)	10/25/50	10,705	11,176,900
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.882(c)	10/25/50	24,505	24,803,787
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.230(c)	03/25/50	4,300	4,361,903
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.730(c)	07/25/50	103,075	104,524,637
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.380(c)	09/25/50	15,495	16,270,486
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.280(c)	09/25/50	11,115	11,233,476
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	09/25/48	91	91,124
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	01/25/49	1,552	1,565,261
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.080(c)	10/25/49	4,194	4,191,522

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.899%(c)	07/25/44	93	$93,149
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.821(c)	02/25/45	10	9,885

Freddie Mac REMICS, Series 4939, Class KT	3.000	07/15/48	36,080	37,784,868
Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	4,412	542,807
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	31,153	31,260,725
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	2,151	2,298,222
Series 2015-064, Class IA, IO	4.000	05/20/45	15,228	2,753,858
Series 2015-165, Class IB, IO	3.500	11/20/42	7,336	705,257
Series 2016-01, Class ZP	3.000	01/20/46	6,529	6,963,223
Series 2016-161, Class PI, IO	3.500	06/20/46	39,733	5,171,982
Series 2016-69, Class B	3.000	05/20/46	28,444	29,951,632
Series 2017-101, Class AB	2.500	07/20/47	31,699	33,237,607
Series 2017-134, Class ZK	3.000	08/20/47	5,388	5,962,762
Series 2018-05, Class IB, IO	4.000	01/20/48	19,585	3,438,070
Series 2018-21, Class IH, IO	4.500	02/20/48	7,895	1,189,763
Series 2018-59, Class PZ	3.000	09/20/46	6,083	6,739,199
Series 2019-159, Class IJ, IO	3.500	12/20/49	20,986	3,218,362
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	01/26/37	5,025	4,980,759
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	10/26/36	3,973	3,943,537
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	10/26/36	5,200	5,022,403
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	10/25/28	4,741	4,747,647
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.780(c)	05/25/29	6,453	6,456,891
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.730(c)	10/25/30	37,600	37,956,677
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.380(c)	10/25/30	22,000	22,436,638
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.280(c)	10/25/30	11,507	11,859,062

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	0.650%(c)	04/25/35	1,384	$1,385,790
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	1.810(cc)	01/25/32	2	1,940
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.310(c)	07/25/37	3,037	3,049,449
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.030(cc)	03/25/36	121	107,287
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	25,047	25,267,796
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	24,542	24,555,013
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	31,114	31,232,559

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24	19,006	18,979,674
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.383(c)	01/23/23	30,475	30,493,803
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	29,045	29,041,997
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	56,140	56,134,195
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.133(c)	08/10/23	14,185	14,172,872
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.544(c)	06/25/21	164,698	164,799,729
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.744(c)	12/11/21	162,030	162,062,892
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)	2.250(c)	09/23/21	222,750	222,968,340
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)	3.500(c)	09/23/21	130,140	130,280,421
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.644(c)	07/15/21	88,420	88,420,000

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	01/25/48	24,683	24,770,489
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.680(c)	07/25/28	5,245	5,248,928

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530%(c)	07/25/29	372	$372,102
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.330(c)	07/25/30	3,997	4,001,379
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.880(c)	07/25/30	53,640	54,212,999
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.530(c)	10/25/30	9,620	9,646,413
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.730(c)	10/25/30	12,715	12,874,567

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22	220,513	220,501,970
Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.530(c)	02/25/34	8	8,109
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.530(c)	03/25/28	1,367	1,366,861
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.830(c)	03/25/28	18,290	18,376,347
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.330(c)	06/25/29	646	645,591
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.080(c)	02/25/30	6,250	6,248,139
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	02/25/30	24,000	24,047,009
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.280(c)	10/25/30	10,110	10,150,519
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.130(c)	10/25/30	5,360	5,420,451
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.730(c)	10/25/30	4,200	4,278,286

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	2.023(c)	09/29/31	7	6,184
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	7	7,318

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.630%(c)	05/20/21		61,960	$62,006,699
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.857(cc)	02/25/34		84	84,231
Series 2004-18, Class 3A1	2.533(cc)	12/25/34		7,075	7,190,910

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.790(c)	09/19/32		9	9,288
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.181(cc)	07/25/32		—(r)	132
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750	02/15/35		164	163,981
Series 2011-02, Class DZ	3.750	10/15/41		3,484	3,836,176
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)	1.028(c)	06/25/44		1,005	984,995
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)	1.290(c)	07/25/44		1,705	1,720,560
Series 2005-AR05, Class A6	3.645(cc)	05/25/35		731	755,573

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.498(cc)	02/25/33		1	558

Total Residential Mortgage-Backed Securities (cost $3,408,076,539)					3,436,800,473
Sovereign Bonds 11.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		37,030	38,274,549
Albania Government International Bond (Albania), Bonds	2.708(s)	08/31/25		91,274	86,705,529
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		197,463	75,736,495
Sr. Unsec’d. Notes	0.125(cc)	07/09/35		7,647	2,621,606
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		51,041	20,037,707
Sr. Unsec’d. Notes(a)	0.125(cc)	07/09/41		20,177	7,324,424
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	402,629	664,063
Sr. Unsec’d. Notes	1.000	07/09/29		11,278	4,684,311

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477%	07/24/23		25,419	$26,619,470
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		126,472	137,814,822
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	25,650	31,247,424
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	26,200	32,266,511
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	39,500,716
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.000	02/26/24		6,000	6,447,798
Sr. Unsec’d. Notes	4.375	07/12/21		19,496	19,809,166
Sr. Unsec’d. Notes	5.000	06/15/45		8,700	10,104,746
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,424,475
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,075,854
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,443,491
Sr. Unsec’d. Notes	6.000	01/26/24		83,845	96,638,488
Sr. Unsec’d. Notes	6.375	03/24/21		149,897	151,134,899
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes(a)	5.875	04/18/24		9,000	9,775,630
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,695,551
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,431,452

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	6.339(s)	07/31/30		853	367,988
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	30,010	38,098,068
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	35,625	45,052,807
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	29,295	38,047,304
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	9,133,356
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,959,372
Sr. Unsec’d. Notes, EMTN	3.125	07/20/21		2,630	2,656,961

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	44,348,545
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,589,596
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	13,379,580

Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		41,600	43,016,629

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece),
Bonds	3.650%(cc)	02/24/23	EUR	14,905	$19,556,979
Bonds	3.650(cc)	02/24/24	EUR	6,827	9,280,867
Bonds	3.650(cc)	02/24/25	EUR	10,262	14,334,700
Bonds	3.650(cc)	02/24/26	EUR	37,132	53,283,176
Bonds	3.650(cc)	02/24/27	EUR	22,244	32,638,729
Bonds	3.650(cc)	02/24/28	EUR	33,708	50,436,151
Bonds	3.650(cc)	02/24/29	EUR	13,687	20,814,578
Bonds	3.650(cc)	02/24/30	EUR	28,180	43,490,896
Bonds	3.650(cc)	02/24/31	EUR	8,968	14,054,726
Bonds	3.650(cc)	02/24/32	EUR	9,318	14,912,987
Bonds	3.650(cc)	02/24/33	EUR	16,821	27,151,215
Bonds	3.650(cc)	02/24/34	EUR	8,376	13,738,068
Bonds	3.650(cc)	02/24/35	EUR	8,324	13,781,770
Bonds	3.650(cc)	02/24/36	EUR	15,876	26,608,757
Bonds	3.650(cc)	02/24/37	EUR	10,398	17,657,097
Bonds	3.650(cc)	02/24/38	EUR	11,524	19,814,203
Bonds	3.650(cc)	02/24/39	EUR	8,342	14,511,952
Bonds	3.650(cc)	02/24/40	EUR	6,088	10,730,272
Bonds	3.650(cc)	02/24/41	EUR	8,422	14,942,828
Bonds	3.650(cc)	02/24/42	EUR	8,875	15,924,811
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	97,000	125,655,615
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	338,424,391
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	219,657,053

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	23,971,716
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		61,526	67,592,663
Sr. Unsec’d. Notes(a)	5.375	03/25/24		10,612	12,121,735
Sr. Unsec’d. Notes	5.750	11/22/23		66,762	76,215,690
Sr. Unsec’d. Notes	6.375	03/29/21		195,948	197,841,308

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	73,497,073
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	28,459,598
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	25,990,054
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	17,117,333
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	371,726
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	76,095,392
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,714,798

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	01/17/38		2,500	$3,928,999
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,261,754
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	43,684,766
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	106,989,236
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	42,948,606

Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		9,216	9,055,406
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes(a)	2.875	03/16/26		2,000	2,198,238
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,637,250
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,300,318
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	73,127,074

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	10,043,347
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	29,078,835
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,180,124
Gov’t. Gtd. Notes(a)	2.000	11/04/21		3,200	3,241,352
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,937,211
Gov’t. Gtd. Notes	2.375	11/16/22		850	881,680
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,431,734
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,329,051
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	3,010,008
Gov’t. Gtd. Notes	3.375	10/31/23		2,600	2,813,073
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,924,213
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,924,415
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		4,200	4,215,190
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,931,809
Sr. Unsec’d. Notes, 144A, MTN(a)	2.375	02/13/25		44,000	47,065,864
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,837,495
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,305,918
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,202,186
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,298,698
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	15,038,955
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	46,129,604
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,867,830
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,984,951

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125%	06/10/24	EUR	25,900	$33,997,420
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	104,441,160
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		28,119	28,652,047
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		125,088	125,839,582
Sr. Unsec’d. Notes	6.625	02/01/22		195,634	207,751,138
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	4,078,696
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	12,515,019

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	57,451,362
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,746,500
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		677,380	785,551,517
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 6 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.050(c)	08/12/21	EUR	3,800	4,672,286
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		6,355	6,540,069
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	44,998,450
Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,345,969
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		16,530	27,509,165
Sr. Unsec’d. Notes, Series B(a)	6.500	01/15/26		24,696	31,353,182
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		9,555	9,782,277
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,890,790
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		1,790	1,915,476
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,132,335
Debentures	8.750	04/01/22		1,990	2,169,125

Province of Ontario (Canada), Sr. Unsec’d. Notes(a)	3.400	10/17/23		8,565	9,276,918
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		705	824,779
Debentures, Series NN	7.125	02/09/24		4,390	5,250,032
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	7,475,574
Unsec’d. Notes, MTN	7.295	07/22/26		474	631,465

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Quebec (Canada), (cont’d.)
Unsec’d. Notes, MTN	7.365%	03/06/26		82	$107,353
Unsec’d. Notes, MTN	7.380	04/09/26		100	130,695
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		3,683	4,634,197
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		6,050	7,901,583
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		11,700	15,454,111

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	6,743,960
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		12,615	4,593,855
Sr. Unsec’d. Notes, 144A(a)	9.950	06/09/21(d)		20,590	7,671,968
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,388,441
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	3,005,822
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	17,425,744
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	14,751,779

Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes	0.000(cc)	06/22/22	EUR	2,231	2,708,826
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		132,280	139,243,396
Sr. Unsec’d. Notes	2.875	10/17/29		145,100	151,792,119
Sr. Unsec’d. Notes	4.000	10/17/49		4,500	4,918,539
Sr. Unsec’d. Notes(a)	6.875	09/27/23		182,632	211,781,735
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	14,084	17,620,580
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	109,380	197,426,113
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	93,981,881
Sr. Unsec’d. Notes, Series 67, EMTN	0.000(cc)	05/11/26	EUR	46,000	54,935,494
Republic of Italy Government International Bond Strips Coupon (Italy),
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	14,400	16,165,919
Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,942,249
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes(a)	3.000	03/17/23		9,029	9,525,798
Sr. Unsec’d. Notes	5.125	04/21/21		15,005	15,163,976
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	792,947
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,499,724
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	6,220,569

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.375%	04/19/27	EUR	6,600	$8,738,671
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	40,047,944
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	11,949,708
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,284,213
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	32,376,977
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	32,766,805
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	47,256,337
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,465,423
Sr. Unsec’d. Notes, EMTN(a)	6.750	02/07/22		106,090	112,601,770
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,950,400
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,012,536
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	7.250	09/28/21		73,717	76,785,562
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		69,700	67,613,817
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		746	777,053

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		34,624	36,441,023
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		264,421	302,653,614
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,745,755

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	10,073,555
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875	07/25/22		10,940	7,621,813
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,666,793
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,606,894
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,056,126
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,365,852
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,701,027
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,859,716
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,596,022
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,409,660
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	166,665,174

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		19,910	19,987,919
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	15,208,292

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/23		4,000	$4,354,627
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,215,158
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	58,755	67,737,024
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	432,025
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		58,190	61,769,469
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/23		10,000	10,886,568
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,656,750
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	28,668,450

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55		9,466	12,636,622
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,317,432

Total Sovereign Bonds (cost $6,678,326,512)					7,307,607,762
U.S. Government Agency Obligations 2.0%
Fannie Mae Interest Strips	1.747(s)	01/15/29		1,459	1,289,461
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	404,684
Fannie Mae Interest Strips	2.412(s)	05/15/27		10,504	9,630,312
Fannie Mae Interest Strips	2.967(s)	05/15/30		1,613	1,337,937
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	203,122
Fannie Mae Interest Strips	3.017(s)	07/15/30		1,355	1,112,947
Fannie Mae Interest Strips	3.045(s)	11/15/30		170	139,019
Fannie Mae Interest Strips	3.052(s)	07/15/29		4,091	3,534,891
Fannie Mae Interest Strips	3.064(s)	11/15/27		360	324,765
Fannie Mae Interest Strips, Debentures	1.819(s)	02/07/26		895	843,834
Fannie Mae Principal Strips	1.797(s)	01/15/30		10,597	9,343,636
Fannie Mae Principal Strips	3.521(s)	07/15/37		7,295	4,971,650
Fannie Mae Principal Strips, MTN	2.062(s)	10/08/27		20,275	18,723,987
Fannie Mae Principal Strips, MTN	2.674(s)	03/23/28		3,141	2,849,544
Fannie Mae Principal Strips, MTN	3.186(s)	05/15/30		9,041	7,943,381
Federal Farm Credit Bank	3.000	01/14/30		541	617,561
Federal Home Loan Bank	3.200	11/29/32		22,500	23,791,163
Federal Home Loan Bank	3.250	11/16/28		26,500	31,235,400
Federal Home Loan Mortgage Corp.	2.500	11/01/49		7,530	8,062,639
Federal Home Loan Mortgage Corp.	3.500	02/01/47		1,734	1,878,185
Federal Home Loan Mortgage Corp.	4.500	09/01/39		584	653,856
Federal Home Loan Mortgage Corp.	5.000	01/01/39		59	68,815
Federal Home Loan Mortgage Corp.	5.000	07/01/40		61	69,571
Federal Home Loan Mortgage Corp.	5.500	06/01/31		1	1,545
Federal Home Loan Mortgage Corp.	5.500	10/01/33		282	330,005
Federal Home Loan Mortgage Corp.	5.500	07/01/34		3	4,022
Federal Home Loan Mortgage Corp.	6.000	10/01/32		10	11,176

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	12/01/32	8	$9,516
Federal Home Loan Mortgage Corp.	6.000	02/01/33	8	9,405
Federal Home Loan Mortgage Corp.	6.000	11/01/33	67	76,904
Federal Home Loan Mortgage Corp.	6.000	01/01/34	42	50,433
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	1,868
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	49,948	76,266,029
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1	1,172
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,066
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,011
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,808
Federal Home Loan Mortgage Corp.	6.500	08/01/32	3	3,934
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,476
Federal Home Loan Mortgage Corp.	6.500	09/01/32	18	20,909
Federal Home Loan Mortgage Corp.	6.500	11/01/33	24	27,565
Federal Home Loan Mortgage Corp.	6.750	09/15/29	4,656	6,864,461
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	79,671,329
Federal Home Loan Mortgage Corp.	7.000	09/01/32	28	29,004
Federal Home Loan Mortgage Corp.	8.500	08/01/24	1	1,430
Federal Home Loan Mortgage Corp.	8.500	11/01/24	1	693
Federal Home Loan Mortgage Corp., MTN	(4.491)(s)	12/14/29	19,500	17,331,176
Federal Home Loan Mortgage Corp., MTN	(3.936)(s)	12/17/29	1,485	1,313,116
Federal Home Loan Mortgage Corp., MTN	(2.305)(s)	11/15/38	11,000	7,570,322
Federal Judiciary Office Building Trust	2.094(s)	02/15/24	325	316,560
Federal Judiciary Office Building Trust, Notes	1.948(s)	02/15/21	3	2,999
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22	5	4,944
Federal National Mortgage Assoc.(k)	(4.021)(s)	03/17/31	794	654,367
Federal National Mortgage Assoc.(k)	1.875	09/24/26	39,675	42,587,367
Federal National Mortgage Assoc.	2.000	TBA	87,500	90,200,195
Federal National Mortgage Assoc.	2.000	TBA	365,500	377,435,859
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap 10.400%, Floor 1.400%)	2.021(c)	09/01/40	13	13,270
Federal National Mortgage Assoc.(k)	2.125	04/24/26	13,022	14,135,092
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 11.584%, Floor 2.941%)	2.995(c)	05/01/36	7	7,812
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251% (Cap 12.945%, Floor 3.080%)	3.301(c)	05/01/36	3	3,371
Federal National Mortgage Assoc.	4.000	12/01/40	145	163,997
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.735%, Floor 4.485%)	4.485(c)	01/01/28	2	1,608
Federal National Mortgage Assoc.	4.500	01/01/25	34	36,035
Federal National Mortgage Assoc.	4.500	02/01/33	6	6,851

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	08/01/33		3	$3,480
Federal National Mortgage Assoc.	4.500	08/01/40		7,023	7,873,147
Federal National Mortgage Assoc.	5.000	03/01/34		531	613,184
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	20,555,502
Federal National Mortgage Assoc.	5.500	07/01/33		16	17,771
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	410
Federal National Mortgage Assoc.	5.500	10/01/33		49	56,582
Federal National Mortgage Assoc.	5.500	11/01/33		7	8,565
Federal National Mortgage Assoc.	5.500	01/01/34		3	3,468
Federal National Mortgage Assoc.	5.500	04/01/34		4	4,542
Federal National Mortgage Assoc.	5.500	04/01/34		17	20,272
Federal National Mortgage Assoc.	5.500	04/01/34		70	80,805
Federal National Mortgage Assoc.	5.500	05/01/34		5	5,131
Federal National Mortgage Assoc.	5.500	05/01/34		20	23,777
Federal National Mortgage Assoc.	5.500	05/01/34		68	77,412
Federal National Mortgage Assoc.	5.500	03/01/35		937	1,088,343
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	141
Federal National Mortgage Assoc.	6.000	11/01/32		3	3,610
Federal National Mortgage Assoc.	6.000	03/01/33		2	2,165
Federal National Mortgage Assoc.	6.000	10/01/33		2	2,791
Federal National Mortgage Assoc.	6.000	11/01/33		153	175,880
Federal National Mortgage Assoc.	6.000	02/01/34		118	141,512
Federal National Mortgage Assoc.	6.000	11/01/34		19	22,976
Federal National Mortgage Assoc.	6.000	11/01/34		38	45,211
Federal National Mortgage Assoc.	6.000	01/01/35		39	44,362
Federal National Mortgage Assoc.	6.000	04/01/36		1	1,481
Federal National Mortgage Assoc.	6.000	04/01/36		4	5,093
Federal National Mortgage Assoc.	6.000	04/01/36		9	10,678
Federal National Mortgage Assoc.	6.000	06/01/37		15	17,373
Federal National Mortgage Assoc.	6.250	05/15/29		23,685	33,436,680
Federal National Mortgage Assoc.	6.500	09/01/21		—(r)	464
Federal National Mortgage Assoc.	6.500	07/01/32		9	10,596
Federal National Mortgage Assoc.	6.500	08/01/32		9	9,926
Federal National Mortgage Assoc.	6.500	09/01/32		1	1,119
Federal National Mortgage Assoc.	6.500	09/01/32		33	37,834
Federal National Mortgage Assoc.	6.500	09/01/32		34	38,982
Federal National Mortgage Assoc.	6.500	09/01/32		50	59,592
Federal National Mortgage Assoc.	6.500	10/01/32		23	26,232
Federal National Mortgage Assoc.	6.500	04/01/33		39	45,442
Federal National Mortgage Assoc.(k)	6.625	11/15/30		56,974	85,240,110
Federal National Mortgage Assoc.	7.000	05/01/32		17	18,144
Federal National Mortgage Assoc.	7.000	06/01/32		8	9,017
Federal National Mortgage Assoc.(k)	7.125	01/15/30		7,255	10,947,501
Freddie Mac Coupon Strips	1.314(s)	03/15/28		2,843	2,549,764
Freddie Mac Coupon Strips	1.346(s)	01/15/31		1,000	856,118

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Freddie Mac Coupon Strips	1.357%(s)	09/15/28	4,955	$4,346,662
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,700	1,440,747
Freddie Mac Coupon Strips	1.388(s)	01/15/30	22	19,236
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	13,509,249
Freddie Mac Coupon Strips	1.747(s)	01/15/29	3,000	2,700,822
Freddie Mac Coupon Strips	1.874(s)	01/15/32	6,687	5,438,540
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	7,631,413
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,452,066
Freddie Mac Coupon Strips	2.860(s)	03/15/21	176	175,833
Government National Mortgage Assoc.	3.000	01/15/45	111	118,404
Government National Mortgage Assoc.	3.000	03/15/45	24	24,994
Government National Mortgage Assoc.	3.000	03/15/45	218	230,218
Government National Mortgage Assoc.	3.500	10/15/40	195	209,390
Government National Mortgage Assoc.	3.500	12/20/47	10,144	10,825,924
Government National Mortgage Assoc.	4.000	11/20/48	986	1,061,101
Government National Mortgage Assoc.	4.500	02/20/41	1,669	1,898,565
Government National Mortgage Assoc.	5.000	08/20/39	513	587,105
Government National Mortgage Assoc.	6.000	01/15/33	20	22,707
Government National Mortgage Assoc.	6.000	03/15/33	4	4,856
Government National Mortgage Assoc.	6.000	05/15/33	5	6,294
Government National Mortgage Assoc.	6.000	06/15/33	5	5,421
Government National Mortgage Assoc.	6.000	12/15/33	15	16,565
Government National Mortgage Assoc.	6.500	09/15/32	33	37,573
Government National Mortgage Assoc.	6.500	09/15/32	62	70,655
Government National Mortgage Assoc.	6.500	11/15/33	36	40,544
Government National Mortgage Assoc.	6.500	11/15/33	135	149,906
Government National Mortgage Assoc.	6.500	07/15/38	1	1,177
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	184
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	188
Government National Mortgage Assoc.	8.500	08/20/30	2	2,090
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	14,613	18,152,414
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	21,469	31,029,364
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	3.005(s)	02/15/21	1,500	1,499,485
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	63	63,944
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/25	7,400	8,611,167
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/25	26,664	28,876,665
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	01/24/29	16,600	18,028,579
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28	2,206	2,308,321
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000	10/05/34	6,659	7,508,944

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190%	10/05/34		2,854	$3,262,682
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490	12/20/29		148	166,161
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820	12/20/32		100	117,079
Resolution Funding Corp., Unsec’d. Notes	8.625	01/15/30		429	693,018
Resolution Funding Corp. Interest Strips, Bonds	1.970(s)	01/15/29		300	267,894
Resolution Funding Corp. Interest Strips, Bonds	2.250(s)	04/15/28		19,575	18,143,532
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30		1,519	1,333,097
Resolution Funding Corp. Interest Strips, Bonds	2.939(s)	01/15/28		9,455	8,666,357
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30		20,677	18,156,654
Resolution Funding Corp. Principal Strips, Bonds, PO	1.394(s)	01/15/30		3,889	3,436,236
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27		5,675	6,364,265
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	2,000	2,790,776
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36		790	1,206,209
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25		2,459	3,171,362
Tennessee Valley Authority Generic Strips, Bonds	0.983(s)	01/15/26		322	305,667
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39		575	346,827
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27		2,037	1,854,371
Tennessee Valley Authority Generic Strips, Bonds	2.698(s)	06/15/29		1,400	1,216,355
Tennessee Valley Authority Principal Strips, Bonds	2.827(s)	11/01/25		110	105,203
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30		15,733	13,345,087
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35		1,300	905,917
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24		1,999	1,948,794
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34		6,771	7,840,847

Total U.S. Government Agency Obligations (cost $1,212,969,790)					1,272,152,949
U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds	1.375	11/15/40		207,475	197,717,191
U.S. Treasury Bonds	1.375	08/15/50		79,845	71,311,566
U.S. Treasury Bonds	2.000	02/15/50		25,705	26,725,167
U.S. Treasury Bonds(k)	2.500	02/15/45		20,920	23,986,087
U.S. Treasury Bonds(k)	2.750	11/15/47		18,280	22,018,831
U.S. Treasury Bonds(k)	2.875	05/15/43		224,145	273,246,764
U.S. Treasury Bonds(k)	2.875	08/15/45		5,405	6,614,369
U.S. Treasury Bonds	3.000	11/15/44		55,280	68,909,975
U.S. Treasury Bonds	3.000	05/15/45		600	749,156
U.S. Treasury Bonds	3.000	02/15/47		3,705	4,655,564
U.S. Treasury Bonds	3.000	05/15/47		26,180	32,925,441

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds(k)	3.125%	02/15/43	5,930	$7,508,863
U.S. Treasury Bonds(h)(k)	3.375	05/15/44	891,235	1,175,176,901
U.S. Treasury Bonds	3.375	11/15/48	131,435	177,355,103
U.S. Treasury Bonds(k)	3.625	08/15/43	88,740	120,991,444
U.S. Treasury Bonds	3.625	02/15/44	120,000	163,950,000
U.S. Treasury Bonds(k)	3.750	11/15/43	130,515	181,313,885
U.S. Treasury Notes	0.125	05/15/23	7,350	7,348,277
U.S. Treasury Notes	0.125	07/15/23	1,055	1,054,505
U.S. Treasury Notes	0.125	10/15/23	30,000	29,971,875
U.S. Treasury Notes	0.125	01/15/24	7,995	7,981,883
U.S. Treasury Notes	0.250	09/30/25	23,370	23,218,460
U.S. Treasury Notes	0.250	10/31/25	49,270	48,919,721
U.S. Treasury Notes	0.375	11/30/25	4,935	4,926,518
U.S. Treasury Notes	0.375	09/30/27	10,365	10,136,646
U.S. Treasury Notes	0.500	05/31/27	6,750	6,684,609
U.S. Treasury Notes	0.500	06/30/27	74,185	73,385,193
U.S. Treasury Notes	0.625	11/30/27	6,790	6,735,892
U.S. Treasury Notes	0.625	12/31/27	5,410	5,362,663
U.S. Treasury Notes(a)	0.875	11/15/30	55,285	54,239,768
U.S. Treasury Notes	1.125	02/28/22	26,805	27,100,274
U.S. Treasury Notes	1.750	05/15/23	47,750	49,507,051
U.S. Treasury Notes	1.750	12/31/24	9,885	10,446,437
U.S. Treasury Notes	2.000	02/15/25	5,165	5,517,673
U.S. Treasury Notes	2.000	08/15/25	34,030	36,545,030
U.S. Treasury Notes	2.125	07/31/24	2,440	2,600,697
U.S. Treasury Notes(k)	2.125	05/15/25	114,820	123,583,996
U.S. Treasury Notes	2.250	11/15/24	18,100	19,450,430
U.S. Treasury Notes	2.250	11/15/25	17,355	18,876,274
U.S. Treasury Notes	2.375	08/15/24	50,680	54,512,675
U.S. Treasury Notes(k)	2.500	05/15/24	69,160	74,352,403
U.S. Treasury Notes	2.625	02/15/29	400	453,875
U.S. Treasury Notes	2.875	05/15/28	126,560	145,207,825
U.S. Treasury Notes	3.125	11/15/28	960	1,124,100
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	10,320	8,649,047
U.S. Treasury Strips Coupon	1.123(s)	05/15/36	13,835	10,838,858
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	8,788,667
U.S. Treasury Strips Coupon	1.559(s)	08/15/35	27,075	21,589,140
U.S. Treasury Strips Coupon	1.565(s)	11/15/41	35,820	24,580,076
U.S. Treasury Strips Coupon(k)	1.664(s)	11/15/30	23,650	20,963,508
U.S. Treasury Strips Coupon(a)	1.820(s)	08/15/27	50,000	47,439,453
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	13,800	12,087,938
U.S. Treasury Strips Coupon(k)	1.960(s)	02/15/32	40,000	34,450,000
U.S. Treasury Strips Coupon(k)	2.010(s)	11/15/29	20,000	18,132,813
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	69,525	51,258,393
U.S. Treasury Strips Coupon(h)(k)	2.059(s)	02/15/39	220,490	161,586,440

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.089%(s)	11/15/35	19,135	$15,168,225
U.S. Treasury Strips Coupon(k)	2.132(s)	11/15/28	17,440	16,140,856
U.S. Treasury Strips Coupon(k)	2.162(s)	05/15/29	42,370	38,829,788
U.S. Treasury Strips Coupon(k)	2.172(s)	05/15/39	206,540	150,467,618
U.S. Treasury Strips Coupon(k)	2.251(s)	08/15/40	27,600	19,445,062
U.S. Treasury Strips Coupon(k)	2.346(s)	11/15/40	4,545	3,182,388
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	81,578,684
U.S. Treasury Strips Coupon(k)	2.405(s)	08/15/44	35,000	22,523,047
U.S. Treasury Strips Coupon(k)	2.602(s)	11/15/26	30,700	29,525,965
U.S. Treasury Strips Principal	2.237(s)	11/15/44	62,535	40,501,184

Total U.S. Treasury Obligations (cost $4,293,991,328)				4,242,128,207

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,836)	146,034	426,171
Exchange-Traded Fund 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a) (cost $80,434,297)	600,000	81,360,000
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 6.572%, Maturing 10/30/40	22,000	617,540
Capital Markets 0.0%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(a)	315,000	8,993,250

Total Preferred Stocks (cost $8,425,000)		9,610,790

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Construction & Engineering
CEC Entertainment, Inc., expiring 02/15/22 (cost $0)	50,477	$37,858

Total Long-Term Investments (cost $58,081,756,685)		61,313,769,626

	Shares
Short-Term Investments 8.3%
Affiliated Mutual Funds 8.3%
PGIM Core Short-Term Bond Fund(wc)	70,471,407	650,451,084
PGIM Core Ultra Short Bond Fund(wc)	2,394,069,705	2,394,069,705
PGIM Institutional Money Market Fund (cost $2,279,620,935; includes $2,279,317,815 of cash collateral for securities on loan)(b)(wc)	2,282,622,641	2,281,709,592

Total Short-Term Investments (cost $5,317,102,307)		5,326,230,381

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $63,398,858,992)		66,640,000,007
Options Written*~ (0.0)%
(premiums received $2,465,650)		(194,648)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.5% (cost $63,396,393,342)		66,639,805,359
Liabilities in excess of other assets(z) (3.5)%		(2,226,837,723)

Net Assets 100.0%		$64,412,967,636

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
bps—Basis Points
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBS—Collateralized Mortgage-Backed Security
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $445,617,056 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,226,345,306; cash collateral of $2,279,317,815 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $33,050,732. The aggregate value of $30,037,699 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%		—		448,300	$(194,648)
(premiums received $2,465,650)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68,122	5 Year U.S. Treasury Notes	Mar. 2021	$8,574,856,750	$1,504,235
6,978	10 Year U.S. Ultra Treasury Notes	Mar. 2021	1,073,412,691	(20,118,120)
33,120	20 Year U.S. Treasury Bonds	Mar. 2021	5,587,965,000	(175,256,181)
12,191	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	2,495,726,281	(101,918,564)
				(295,788,630)
Short Positions:
100	30 Day Federal Funds	Jan. 2022	39,968,000	35,846
299	30 Day Federal Funds	Feb. 2022	119,504,320	131,100
580	30 Day Federal Funds	Mar. 2022	231,814,400	250,107
305	30 Day Federal Funds	Apr. 2022	121,908,500	131,950
1	30 Day Federal Funds	May 2022	399,700	459
526	3 Month CME SOFR	Jun. 2022	131,421,100	91,412
99,010	2 Year U.S. Treasury Notes	Mar. 2021	21,878,889,404	(21,756,411)
9,627	5 Year Euro-Bobl	Mar. 2021	1,580,104,901	(1,658,671)
9,172	10 Year Euro-Bund	Mar. 2021	1,972,913,136	(532,883)
45,276	10 Year U.S. Treasury Notes	Mar. 2021	6,204,226,875	2,793,155
8,297	Euro Schatz Index	Mar. 2021	1,130,930,351	(128,206)
				(20,642,142)
				$(316,430,772)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	59,265	$45,068,000	$45,314,066	$246,066	$—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	81,934	15,512,000	14,973,702	—	(538,298)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	380,480	$73,204,439	$69,533,629	$—	$(3,670,810)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	81,018	15,485,000	14,806,143	—	(678,857)
Expiring 02/02/21	Morgan Stanley & Co. International PLC	BRL	78,468	14,743,000	14,340,238	—	(402,762)
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	621,900	116,380,058	113,566,496	—	(2,813,562)
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	21,524	16,933,187	16,835,065	—	(98,122)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	17,095,067	23,108,000	23,277,734	169,734	—
Expiring 03/17/21	Citibank, N.A.	CLP	14,157,063	19,260,000	19,277,160	17,160	—
Expiring 03/17/21	Citibank, N.A.	CLP	5,082,000	7,000,000	6,919,975	—	(80,025)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	6,037,809	8,453,000	8,221,466	—	(231,534)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	10,338,684	14,100,000	14,077,811	—	(22,189)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	240,227	36,713,000	37,233,200	520,200	—
Expiring 02/08/21	Citibank, N.A.	CNH	104,811	16,251,000	16,244,829	—	(6,171)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	1,460,514	216,847,976	226,367,918	9,519,942	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	125,805	19,291,000	19,498,801	207,801	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	81,784	12,380,000	12,675,860	295,860	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	401,968	61,284,000	62,301,862	1,017,862	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	161,889	25,107,000	25,091,434	—	(15,566)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	97,409	$14,775,000	$15,097,662	$322,662	$—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	62,249	9,507,000	9,648,133	141,133	—
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	48,350,184	51,946,808	3,596,624	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	66,343,905	19,073,000	18,557,060	—	(515,940)
Expiring 03/17/21	Goldman Sachs International	COP	47,587,237	13,619,000	13,310,631	—	(308,369)
Expiring 03/17/21	Goldman Sachs International	COP	46,409,757	13,324,000	12,981,278	—	(342,722)
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	805,175	37,362,928	37,553,850	190,922	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	1,495,325	69,419,219	69,742,865	323,646	—
Euro,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	61,517	74,478,840	74,789,448	310,608	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	15,856	19,260,000	19,276,793	16,793	—
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	7,550,709	101,079,093	102,799,489	1,720,396	—
Expiring 03/17/21	Citibank, N.A.	INR	2,457,844	33,386,000	33,462,432	76,432	—
Expiring 03/17/21	Credit Suisse International	INR	3,658,643	49,074,725	49,810,774	736,049	—
Expiring 03/17/21	Credit Suisse International	INR	1,822,858	24,880,000	24,817,388	—	(62,612)
Expiring 03/17/21	Goldman Sachs International	INR	1,832,266	24,877,000	24,945,468	68,468	—
Expiring 03/17/21	Goldman Sachs International	INR	1,786,455	24,332,000	24,321,782	—	(10,218)
Expiring 03/17/21	Goldman Sachs International	INR	1,430,577	19,533,000	19,476,663	—	(56,337)
Expiring 03/17/21	Goldman Sachs International	INR	1,148,477	15,606,000	15,635,991	29,991	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	Goldman Sachs International	INR	1,050,150	$14,062,000	$14,297,319	$235,319	$—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	4,878,191	65,449,646	66,414,365	964,719	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	4,478,180	60,114,876	60,968,387	853,511	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	1,526,621	20,752,000	20,784,252	32,252	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	1,495,123	20,368,000	20,355,426	—	(12,574)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	4,302,565	57,813,075	58,577,470	764,395	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	2,195,186	29,411,302	29,886,464	475,162	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	1,137,458	15,442,000	15,485,972	43,972	—
Expiring 03/17/21	UBS AG	INR	1,459,360	19,885,000	19,868,528	—	(16,472)
Expiring 03/17/21	UBS AG	INR	1,139,511	15,527,000	15,513,926	—	(13,074)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	182,744,786	12,817,000	12,951,910	134,910	—
Expiring 03/17/21	Citibank, N.A.	IDR	177,838,992	12,538,000	12,604,215	66,215	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	2,414,877,565	168,813,531	171,152,770	2,339,239	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	246,400,009	17,245,000	17,463,430	218,430	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	187,552,373	13,133,000	13,292,644	159,644	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	186,280,358	13,087,000	13,202,491	115,491	—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	559,712	171,336,171	170,607,536	—	(728,635)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	ILS	380,981	$116,191,629	$116,127,818	$—	$(63,811)
Japanese Yen,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	6,005,116	57,758,720	57,380,377	—	(378,343)
Mexican Peso,
Expiring 03/17/21	Barclays Bank PLC	MXN	306,574	15,512,000	14,878,691	—	(633,309)
Expiring 03/17/21	Citibank, N.A.	MXN	310,974	15,522,000	15,092,221	—	(429,779)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	343,409	16,816,000	16,666,343	—	(149,657)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	307,819	15,485,000	14,939,121	—	(545,879)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	3,251,937	159,829,801	157,823,351	—	(2,006,450)
New Taiwanese Dollar,
Expiring 03/17/21	Citibank, N.A.	TWD	1,383,113	49,815,000	49,630,393	—	(184,607)
Expiring 03/17/21	Citibank, N.A.	TWD	824,351	29,622,000	29,580,253	—	(41,747)
Expiring 03/17/21	Citibank, N.A.	TWD	812,002	29,293,000	29,137,144	—	(155,856)
Expiring 03/17/21	Credit Suisse International	TWD	1,108,751	39,886,000	39,785,419	—	(100,581)
Expiring 03/17/21	Credit Suisse International	TWD	831,933	30,088,000	29,852,338	—	(235,662)
Expiring 03/17/21	Credit Suisse International	TWD	688,133	24,713,000	24,692,359	—	(20,641)
Expiring 03/17/21	Credit Suisse International	TWD	445,570	16,138,000	15,988,437	—	(149,563)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	831,043	29,899,000	29,820,385	—	(78,615)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	541,098	19,485,000	19,416,287	—	(68,713)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/17/21	Citibank, N.A.	PEN	19,056	$5,261,000	$5,238,508	$—	$(22,492)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	1,267,424	26,226,000	26,318,930	92,930	—
Expiring 03/17/21	Citibank, N.A.	PHP	1,112,772	23,111,000	23,107,467	—	(3,533)
Expiring 03/17/21	Citibank, N.A.	PHP	717,225	14,854,000	14,893,679	39,679	—
Expiring 03/17/21	The Toronto-Dominion Bank	PHP	847,304	17,536,000	17,594,860	58,860	—
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	7,228,488	94,797,362	95,120,106	322,744	—
Expiring 03/17/21	Barclays Bank PLC	RUB	1,441,711	18,959,000	18,971,555	12,555	—
Expiring 03/17/21	Barclays Bank PLC	RUB	1,426,196	19,256,000	18,767,393	—	(488,607)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	1,717,783	23,227,000	22,604,408	—	(622,592)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	1,564,217	20,627,999	20,583,624	—	(44,375)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	7,228,488	96,301,520	95,120,105	—	(1,181,415)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	1,426,247	19,356,000	18,768,067	—	(587,933)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	1,126,108	15,249,000	14,818,524	—	(430,476)
Singapore Dollar,
Expiring 03/17/21	Credit Suisse International	SGD	18,497	13,849,000	13,923,582	74,582	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	23,106	17,288,000	17,393,596	105,596	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	188,205	$12,543,000	$12,357,877	$—	$(185,123)
Expiring 03/17/21	Citibank, N.A.	ZAR	359,993	23,155,000	23,637,764	482,764	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	271,381	18,004,000	17,819,315	—	(184,685)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	302,904	19,272,000	19,889,183	617,183	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	154,284	10,358,000	10,130,584	—	(227,416)
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	45,667,559	41,917,610	40,835,526	—	(1,082,084)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	41,846,431	38,304,000	37,418,707	—	(885,293)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	30,155,090	27,773,000	26,964,414	—	(808,586)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	16,658,013	14,873,000	14,895,447	22,447	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	16,206,152	14,465,000	14,491,397	26,397	—
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	572,383	19,061,000	19,121,383	60,383	—
Expiring 03/17/21	Citibank, N.A.	THB	394,348	13,134,000	13,173,852	39,852	—
Expiring 03/17/21	HSBC Bank USA, N.A.	THB	470,613	15,730,000	15,721,607	—	(8,393)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,735,737	57,773,548	57,985,131	211,583	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,251,762	41,387,405	41,817,160	429,755	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,193,489	$39,779,000	$39,870,464	$91,464	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	752,223	25,069,000	25,129,237	60,237	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	640,398	21,418,000	21,393,550	—	(24,450)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	594,610	19,876,000	19,863,934	—	(12,066)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	516,371	17,357,000	17,250,210	—	(106,790)
Expiring 03/17/21	The Toronto-Dominion Bank	THB	394,515	13,147,000	13,179,425	32,425	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	394,778	48,449,091	52,937,386	4,488,295	—
Expiring 03/17/21	Barclays Bank PLC	TRY	148,441	18,329,000	19,905,080	1,576,080	—
Expiring 03/17/21	Barclays Bank PLC	TRY	145,778	19,269,000	19,548,014	279,014	—
Expiring 03/17/21	Barclays Bank PLC	TRY	117,242	15,538,000	15,721,464	183,464	—
Expiring 03/17/21	Barclays Bank PLC	TRY	116,573	15,570,000	15,631,703	61,703	—
Expiring 03/17/21	Barclays Bank PLC	TRY	96,502	12,671,000	12,940,399	269,399	—
Expiring 03/17/21	Barclays Bank PLC	TRY	79,243	10,544,000	10,626,081	82,081	—
Expiring 03/17/21	Barclays Bank PLC	TRY	68,305	8,992,000	9,159,342	167,342	—
Expiring 03/17/21	Barclays Bank PLC	TRY	65,692	8,138,000	8,808,855	670,855	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	343,125	42,217,726	46,010,999	3,793,273	—
				$3,892,919,661	$3,910,429,840	40,284,550	(22,774,371)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	41,885	$32,400,838	$32,025,586	$375,252	$—
Expiring 04/20/21	Citibank, N.A.	AUD	58,658	45,068,000	44,850,141	217,859	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	25,171	19,370,721	19,245,771	124,950	—
Brazilian Real,
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	621,900	116,460,696	113,653,711	2,806,985	—
Expiring 03/02/21	JPMorgan Chase Bank, N.A.	BRL	52,454	9,585,000	9,578,720	6,280	—
British Pound,
Expiring 04/19/21	Citibank, N.A.	GBP	393,703	537,688,244	539,670,996	—	(1,982,752)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	393,703	537,838,245	539,670,996	—	(1,832,751)
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	21,997,211	29,538,352	29,952,805	—	(414,453)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	43,994,422	58,864,864	59,905,610	—	(1,040,746)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	21,997,211	29,532,404	29,952,805	—	(420,401)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	18,160,606	25,281,000	24,728,640	552,360	—
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	222,665	34,302,000	34,511,206	—	(209,206)
Expiring 02/08/21	Citibank, N.A.	CNH	179,012	26,915,000	27,745,358	—	(830,358)
Expiring 02/08/21	Citibank, N.A.	CNH	160,694	24,760,000	24,906,213	—	(146,213)
Expiring 02/08/21	Goldman Sachs International	CNH	69,478	10,708,000	10,768,494	—	(60,494)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	777,615	117,833,000	120,524,077	—	(2,691,077)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	164,854	25,457,000	25,551,044	—	(94,044)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	224,555	34,695,000	34,804,162	—	(109,162)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	158,470	24,497,000	24,561,546	—	(64,546)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	140,904	$20,957,000	$21,839,039	$—	$(882,039)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	115,631	17,318,000	17,921,800	—	(603,800)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	114,122	17,239,000	17,688,014	—	(449,014)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	48,428,608	51,946,808	—	(3,518,200)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	344,467,182	96,323,471	96,350,948	—	(27,477)
Expiring 03/17/21	Citibank, N.A.	COP	53,066,654	15,010,000	14,843,279	166,721	—
Expiring 03/17/21	Citibank, N.A.	COP	29,518,944	8,463,000	8,256,747	206,253	—
Expiring 03/17/21	Goldman Sachs International	COP	43,936,640	12,640,000	12,289,522	350,478	—
Expiring 03/17/21	Goldman Sachs International	COP	27,433,840	8,000,000	7,673,522	326,478	—
Expiring 03/17/21	Goldman Sachs International	COP	19,359,240	5,563,000	5,414,975	148,025	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	34,555,991	9,906,000	9,665,660	240,340	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	21,906,710	6,286,000	6,127,528	158,472	—
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	1,411,369	1,720,063,881	1,715,863,795	4,200,086	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	1,559,934	1,894,750,904	1,896,481,036	—	(1,730,132)
Expiring 04/19/21	Citibank, N.A.	EUR	18,996	23,162,013	23,094,275	67,738	—
Expiring 04/19/21	Citibank, N.A.	EUR	15,841	19,260,000	19,258,416	1,584	—
Expiring 04/19/21	Citibank, N.A.	EUR	12,735	15,522,000	15,482,066	39,934	—
Expiring 04/19/21	Goldman Sachs International	EUR	1,446,311	1,761,570,473	1,758,343,906	3,226,567	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	15,921	19,356,000	19,355,481	519	—
Expiring 04/19/21	The Toronto-Dominion Bank	EUR	7,710	9,396,907	9,373,579	23,328	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/21	UBS AG	EUR	44,269	$53,715,103	$53,819,405	$—	$(104,302)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	EUR	52,078	63,252,069	63,314,755	—	(62,686)
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	1,964,738	6,659,000	6,674,043	—	(15,043)
Expiring 04/19/21	Barclays Bank PLC	HUF	1,944,422	6,565,000	6,605,030	—	(40,030)
Expiring 04/19/21	Citibank, N.A.	HUF	20,221,045	68,133,649	68,689,122	—	(555,473)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	1,095,649	14,715,000	14,916,772	—	(201,772)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	1,709,883	23,145,000	23,279,285	—	(134,285)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	1,161,540	15,610,000	15,813,843	—	(203,843)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	833,278	11,196,000	11,344,702	—	(148,702)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	1,835,178	24,806,000	24,985,113	—	(179,113)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	1,788,403	24,065,000	24,348,291	—	(283,291)
Indonesian Rupiah,
Expiring 03/17/21	BNP Paribas S.A.	IDR	239,850,166	16,831,000	16,999,214	—	(168,214)
Expiring 03/17/21	Citibank, N.A.	IDR	211,965,858	14,963,000	15,022,933	—	(59,933)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	271,152,819	19,095,000	19,217,768	—	(122,768)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	65,407	20,149,000	19,936,979	212,021	—
Expiring 03/17/21	Barclays Bank PLC	ILS	63,926	19,541,000	19,485,596	55,404	—
Expiring 03/17/21	Barclays Bank PLC	ILS	44,819	13,789,735	13,661,527	128,208	—
Expiring 03/17/21	Barclays Bank PLC	ILS	40,741	12,515,000	12,418,519	96,481	—
Expiring 03/17/21	Citibank, N.A.	ILS	109,687	34,525,000	33,433,888	1,091,112	—
Expiring 03/17/21	Citibank, N.A.	ILS	65,837	20,134,000	20,068,016	65,984	—
Expiring 03/17/21	Citibank, N.A.	ILS	65,632	20,048,000	20,005,519	42,481	—
Expiring 03/17/21	Citibank, N.A.	ILS	61,013	18,961,000	18,597,456	363,544	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	65,195	19,964,000	19,872,284	91,716	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	20,595	$6,341,265	$6,277,553	$63,712	$—
Mexican Peso,
Expiring 03/17/21	Goldman Sachs International	MXN	900,366	44,422,000	43,696,634	725,366	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	484,408	24,448,000	23,509,317	938,683	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	335,709	16,562,000	16,292,645	269,355	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	280,286	14,024,000	13,602,892	421,108	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	245,376	12,210,000	11,908,617	301,383	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	94,165	4,775,000	4,570,044	204,956	—
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	1,053,018	37,872,891	37,785,540	87,351	—
Expiring 03/17/21	HSBC Bank USA, N.A.	TWD	472,852	17,060,000	16,967,394	92,606	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	488,699	17,719,000	17,536,029	182,971	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	40,176	28,835,086	28,870,525	—	(35,439)
Peruvian Nuevo Sol,
Expiring 03/17/21	Goldman Sachs International	PEN	70,749	19,405,000	19,449,000	—	(44,000)
Expiring 03/17/21	Goldman Sachs International	PEN	65,992	18,261,000	18,141,264	119,736	—
Expiring 03/17/21	Goldman Sachs International	PEN	60,262	16,527,000	16,566,292	—	(39,292)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	1,686,808	35,004,000	35,027,724	—	(23,724)
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	1,052,753	21,779,000	21,861,147	—	(82,147)
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	54,536	14,634,000	14,654,578	—	(20,578)
Expiring 04/19/21	Citibank, N.A.	PLN	37,285	9,952,000	10,019,108	—	(67,108)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	87,086	23,227,000	23,401,467	—	(174,467)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	76,099	$20,428,000	$20,449,150	$—	$(21,150)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	73,982	19,857,000	19,880,173	—	(23,173)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	55,755	14,849,000	14,982,239	—	(133,239)
Expiring 04/19/21	UBS AG	PLN	57,451	15,340,000	15,438,015	—	(98,015)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	2,496,242	33,546,000	32,848,192	697,808	—
Expiring 03/17/21	Barclays Bank PLC	RUB	1,384,534	18,582,000	18,219,160	362,840	—
Expiring 03/17/21	Citibank, N.A.	RUB	1,440,082	19,038,000	18,950,123	87,877	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	1,596,399	20,957,000	21,007,115	—	(50,115)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	706,866	9,519,000	9,301,694	217,306	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	1,563,723	21,054,000	20,577,119	476,881	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	929,961	12,502,000	12,237,415	264,585	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	33,785	25,606,000	25,432,351	173,649	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	28,991	21,810,000	21,823,366	—	(13,366)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	24,003	18,201,000	18,068,636	132,364	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	20,609	15,619,660	15,514,064	105,596	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	13,186	9,986,340	9,925,834	60,506	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	209,655	14,182,000	13,766,339	415,661	—
Expiring 03/17/21	Barclays Bank PLC	ZAR	200,952	13,235,000	13,194,873	40,127	—
Expiring 03/17/21	Citibank, N.A.	ZAR	1,229,373	79,365,607	80,722,756	—	(1,357,149)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/17/21	Goldman Sachs International	ZAR	558,946	$37,921,000	$36,701,377	$1,219,623	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	293,910	19,260,000	19,298,604	—	(38,604)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	198,364	13,030,000	13,024,948	5,052	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	2,048,955	133,583,004	134,537,927	—	(954,923)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	492,172	32,145,000	32,316,864	—	(171,864)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	134,694	8,754,000	8,844,259	—	(90,259)
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	32,367,230	29,751,480	28,942,490	808,990	—
Expiring 03/17/21	Citibank, N.A.	KRW	27,294,982	24,482,000	24,406,931	75,069	—
Expiring 03/17/21	Goldman Sachs International	KRW	26,991,919	24,686,000	24,135,935	550,065	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	48,768,067	44,810,000	43,607,973	1,202,027	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	19,297,559	17,648,000	17,255,706	392,294	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	47,974,155	43,458,000	42,898,064	559,936	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	42,270,589	38,592,000	37,797,986	794,014	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	23,004,764	21,147,000	20,570,656	576,344	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	22,209,979	20,142,000	19,859,966	282,034	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	16,692,113	15,326,520	14,925,939	400,581	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	16,478,985	15,151,000	14,735,362	415,638	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	46,600,740	42,969,000	41,669,968	1,299,032	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	16,644,357	15,112,000	14,883,236	228,764	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	383,898	$12,715,000	$12,824,729	$—	$(109,729)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	524,413	17,427,000	17,518,884	—	(91,884)
Turkish Lira,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	93,854	12,521,000	12,585,210	—	(64,210)
				$9,439,756,030	$9,432,207,735	30,639,050	(23,090,755)
						$70,923,600	$(45,865,126)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	16,085	JPY	2,038,637	$75,561	$—	Citibank, N.A.
04/19/21	Buy	EUR	26,407	GBP	23,431	—	(14,545)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	JPY	2,002,331	EUR	15,914	—	(214,579)	Citibank, N.A.
04/20/21	Buy	CAD	24,911	AUD	25,444	29,362	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	29,648	EUR	19,269	—	(237,623)	Barclays Bank PLC
04/20/21	Buy	GBP	2,952	EUR	3,322	7,557	—	Goldman Sachs International
04/20/21	Buy	NZD	35,441	CAD	32,253	241,970	—	Citibank, N.A.
						$354,450	$(466,747)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Federation of Malaysia (D09)	06/20/24	1.000%(Q)	2,000	$(50,588)	$857	$(51,445)	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/24	1.000%(Q)	6,500	59,205	2,785	56,420	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D09)	06/20/24	1.000%(Q)	1,500	$(30,457)	$643	$(31,100)	Citibank, N.A.
People’s Republic of China (D09)	06/20/24	1.000%(Q)	4,500	(129,187)	1,928	(131,115)	Citibank, N.A.
Republic of Chile (D09)	06/20/24	1.000%(Q)	1,500	(35,675)	643	(36,318)	Citibank, N.A.
Republic of Colombia (D09)	06/20/24	1.000%(Q)	2,000	(17,784)	857	(18,641)	Citibank, N.A.
Republic of Indonesia (D09)	06/20/24	1.000%(Q)	3,500	(62,821)	1,500	(64,321)	Citibank, N.A.
Republic of Peru (D09)	06/20/24	1.000%(Q)	1,500	(31,941)	643	(32,584)	Citibank, N.A.
Republic of Philippines (D09)	06/20/24	1.000%(Q)	1,500	(38,375)	643	(39,018)	Citibank, N.A.
Republic of South Africa (D09)	06/20/24	1.000%(Q)	4,000	96,449	1,714	94,735	Citibank, N.A.
Republic of Turkey (D09)	06/20/24	1.000%(Q)	6,500	357,044	2,785	354,259	Citibank, N.A.
Russian Federation (D09)	06/20/24	1.000%(Q)	4,000	(46,996)	1,714	(48,710)	Citibank, N.A.
State of Qatar (D09)	06/20/24	1.000%(Q)	1,500	(38,372)	643	(39,015)	Citibank, N.A.
United Mexican States (D09)	06/20/24	1.000%(Q)	6,500	(92,115)	2,785	(94,900)	Citibank, N.A.
Federation of Malaysia (D10)	06/20/24	1.000%(Q)	2,000	(50,588)	1,736	(52,324)	Citibank, N.A.
Federative Republic of Brazil (D10)	06/20/24	1.000%(Q)	6,500	59,205	5,641	53,564	Citibank, N.A.
Kingdom of Saudi Arabia (D10)	06/20/24	1.000%(Q)	1,500	(30,457)	1,302	(31,759)	Citibank, N.A.
People’s Republic of China (D10)	06/20/24	1.000%(Q)	4,500	(129,187)	3,905	(133,092)	Citibank, N.A.
Republic of Chile (D10)	06/20/24	1.000%(Q)	1,500	(35,675)	1,302	(36,977)	Citibank, N.A.
Republic of Colombia (D10)	06/20/24	1.000%(Q)	2,000	(17,784)	1,736	(19,520)	Citibank, N.A.
Republic of Indonesia (D10)	06/20/24	1.000%(Q)	3,500	(62,821)	3,038	(65,859)	Citibank, N.A.
Republic of Peru (D10)	06/20/24	1.000%(Q)	1,500	(31,941)	1,302	(33,243)	Citibank, N.A.
Republic of Philippines (D10)	06/20/24	1.000%(Q)	1,500	(38,375)	1,302	(39,677)	Citibank, N.A.
Republic of South Africa (D10)	06/20/24	1.000%(Q)	4,000	96,449	3,472	92,977	Citibank, N.A.
Republic of Turkey (D10)	06/20/24	1.000%(Q)	6,500	357,044	5,641	351,403	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Russian Federation (D10)	06/20/24	1.000%(Q)	4,000	$(46,996)	$3,472	$(50,468)	Citibank, N.A.
State of Qatar (D10)	06/20/24	1.000%(Q)	1,500	(38,372)	1,302	(39,674)	Citibank, N.A.
United Mexican States (D10)	06/20/24	1.000%(Q)	6,500	(92,115)	5,641	(97,756)	Citibank, N.A.
				$(123,226)	$60,932	$(184,158)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.239%	$59,388	$(806)	$60,194	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	1.134%	(34,322)	(4,031)	(30,291)	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.145%	221,467	(2,688)	224,155	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.262%	57,705	(806)	58,511	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	0.639%	39,458	(1,075)	40,533	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.404%	62,708	(1,075)	63,783	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.276%	56,643	(806)	57,449	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.324%	53,074	(806)	53,880	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.226%	$60,385	$(806)	$61,191	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	1.533%	(107,540)	(2,419)	(105,121)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	2.585%	(549,854)	(4,031)	(545,823)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	7,650	0.586%	100,634	(2,419)	103,053	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.500%	172,968	(3,494)	176,462	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	4,500	0.208%	91,101	(1,450)	92,551	Barclays Bank PLC
Federative Republic of Brazil (D02)	06/20/23	1.000%(Q)	22,500	1.022%	14,268	(7,251)	21,519	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	16,500	0.127%	366,258	(5,317)	371,575	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	4,500	0.225%	89,211	(1,450)	90,661	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	6,000	0.573%	68,436	(1,934)	70,370	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	6,000	0.351%	100,564	(1,934)	102,498	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	4,500	0.236%	87,999	(1,450)	89,449	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D02)	06/20/23	1.000%(Q)	4,500	0.282%	$82,959	$(1,450)	$84,409	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	4,500	0.196%	92,368	(1,450)	93,818	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	13,500	1.355%	(98,037)	(4,351)	(93,686)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	21,000	2.483%	(702,037)	(6,767)	(695,270)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	13,500	0.530%	168,029	(4,351)	172,380	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	19,500	0.442%	283,949	(6,284)	290,233	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	5,250	0.208%	106,284	(2,175)	108,459	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	26,250	1.022%	16,646	(10,876)	27,522	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	19,250	0.127%	427,301	(7,976)	435,277	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	5,250	0.225%	104,079	(2,175)	106,254	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	7,000	0.573%	79,842	(2,900)	82,742	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	7,000	0.351%	117,324	(2,900)	120,224	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D03)	06/20/23	1.000%(Q)	5,250	0.236%	$102,665	$(2,175)	$104,840	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	5,250	0.282%	96,786	(2,175)	98,961	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	5,250	0.196%	107,763	(2,175)	109,938	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	15,750	1.355%	(114,377)	(6,526)	(107,851)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	24,500	2.483%	(819,043)	(10,151)	(808,892)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	15,750	0.530%	196,033	(6,526)	202,559	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	22,750	0.442%	331,274	(9,426)	340,700	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	10,500	0.239%	244,537	(4,893)	249,430	Barclays Bank PLC
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	52,500	1.134%	(141,327)	(24,463)	(116,864)	Barclays Bank PLC
People’s Republic of China (D04)	12/20/23	1.000%(Q)	35,000	0.145%	911,923	(16,309)	928,232	Barclays Bank PLC
Republic of Chile (D04)	12/20/23	1.000%(Q)	10,500	0.262%	237,610	(4,893)	242,503	Barclays Bank PLC
Republic of Colombia (D04)	12/20/23	1.000%(Q)	14,000	0.639%	162,476	(6,523)	168,999	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	14,000	0.404%	$258,211	$(6,523)	$264,734	Barclays Bank PLC
Republic of Panama (D04)	12/20/23	1.000%(Q)	10,500	0.276%	233,236	(4,893)	238,129	Barclays Bank PLC
Republic of Peru (D04)	12/20/23	1.000%(Q)	10,500	0.324%	218,538	(4,893)	223,431	Barclays Bank PLC
Republic of Philippines (D04)	12/20/23	1.000%(Q)	10,500	0.226%	248,646	(4,893)	253,539	Barclays Bank PLC
Republic of South Africa (D04)	12/20/23	1.000%(Q)	31,500	1.533%	(442,813)	(14,678)	(428,135)	Barclays Bank PLC
Republic of Turkey (D04)	12/20/23	1.000%(Q)	52,500	2.585%	(2,264,105)	(24,463)	(2,239,642)	Barclays Bank PLC
Russian Federation (D04)	12/20/23	1.000%(Q)	31,500	0.586%	414,377	(14,678)	429,055	Barclays Bank PLC
United Mexican States (D04)	12/20/23	1.000%(Q)	45,500	0.500%	712,219	(21,201)	733,420	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	2,250	0.208%	45,550	(1,416)	46,966	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	11,250	1.022%	7,134	(7,078)	14,212	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	8,250	0.127%	183,129	(5,191)	188,320	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	2,250	0.225%	44,605	(1,416)	46,021	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D05)	06/20/23	1.000%(Q)	3,000	0.573%	$34,218	$(1,888)	$36,106	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	3,000	0.351%	50,282	(1,888)	52,170	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	2,250	0.236%	43,999	(1,416)	45,415	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	2,250	0.282%	41,480	(1,416)	42,896	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	2,250	0.196%	46,184	(1,416)	47,600	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	6,750	1.355%	(49,019)	(4,247)	(44,772)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	10,500	2.483%	(351,018)	(6,606)	(344,412)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	6,750	0.530%	84,014	(4,247)	88,261	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	9,750	0.442%	141,974	(6,134)	148,108	Barclays Bank PLC
Federation of Malaysia (D06)	12/20/23	1.000%(Q)	4,500	0.239%	104,802	(5,167)	109,969	Barclays Bank PLC
Federative Republic of Brazil (D06)	12/20/23	1.000%(Q)	22,500	1.134%	(60,569)	(25,836)	(34,733)	Barclays Bank PLC
People’s Republic of China (D06)	12/20/23	1.000%(Q)	15,000	0.145%	390,824	(17,224)	408,048	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D06)	12/20/23	1.000%(Q)	4,500	0.262%	$101,833	$(5,167)	$107,000	Barclays Bank PLC
Republic of Colombia (D06)	12/20/23	1.000%(Q)	6,000	0.639%	69,632	(6,890)	76,522	Barclays Bank PLC
Republic of Indonesia (D06)	12/20/23	1.000%(Q)	6,000	0.404%	110,662	(6,890)	117,552	Barclays Bank PLC
Republic of Panama (D06)	12/20/23	1.000%(Q)	4,500	0.276%	99,958	(5,167)	105,125	Barclays Bank PLC
Republic of Peru (D06)	12/20/23	1.000%(Q)	4,500	0.324%	93,659	(5,167)	98,826	Barclays Bank PLC
Republic of Philippines (D06)	12/20/23	1.000%(Q)	4,500	0.226%	106,563	(5,167)	111,730	Barclays Bank PLC
Republic of South Africa (D06)	12/20/23	1.000%(Q)	13,500	1.533%	(189,777)	(15,501)	(174,276)	Barclays Bank PLC
Republic of Turkey (D06)	12/20/23	1.000%(Q)	22,500	2.585%	(970,331)	(25,836)	(944,495)	Barclays Bank PLC
Russian Federation (D06)	12/20/23	1.000%(Q)	13,500	0.586%	177,590	(15,501)	193,091	Barclays Bank PLC
United Mexican States (D06)	12/20/23	1.000%(Q)	19,500	0.500%	305,237	(22,391)	327,628	Barclays Bank PLC
Federation of Malaysia (D07)	12/20/23	1.000%(Q)	3,000	0.229%	70,730	(4,122)	74,852	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/23	1.000%(Q)	15,000	1.134%	(40,379)	(20,610)	(19,769)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D07)	12/20/23	1.000%(Q)	10,000	0.145%	$260,549	$(13,740)	$274,289	Citibank, N.A.
Republic of Chile (D07)	12/20/23	1.000%(Q)	3,000	0.262%	67,889	(4,122)	72,011	Citibank, N.A.
Republic of Colombia (D07)	12/20/23	1.000%(Q)	4,000	0.639%	46,422	(5,496)	51,918	Citibank, N.A.
Republic of Indonesia (D07)	12/20/23	1.000%(Q)	4,000	0.404%	73,775	(5,496)	79,271	Citibank, N.A.
Republic of Panama (D07)	12/20/23	1.000%(Q)	3,000	0.276%	66,639	(4,122)	70,761	Citibank, N.A.
Republic of Peru (D07)	12/20/23	1.000%(Q)	3,000	0.324%	62,440	(4,175)	66,615	Citibank, N.A.
Republic of Philippines (D07)	12/20/23	1.000%(Q)	3,000	0.226%	71,042	(4,122)	75,164	Citibank, N.A.
Republic of South Africa (D07)	12/20/23	1.000%(Q)	9,000	1.533%	(126,518)	(12,366)	(114,152)	Citibank, N.A.
Republic of Turkey (D07)	12/20/23	1.000%(Q)	15,000	2.585%	(646,887)	(20,610)	(626,277)	Citibank, N.A.
Russian Federation (D07)	12/20/23	1.000%(Q)	9,000	0.586%	118,393	(12,366)	130,759	Citibank, N.A.
United Mexican States (D07)	12/20/23	1.000%(Q)	13,000	0.500%	203,491	(17,862)	221,353	Citibank, N.A.
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	3,000	0.239%	69,868	(4,492)	74,360	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D08)	12/20/23	1.000%(Q)	15,000	1.134%	$(40,379)	$(22,459)	$(17,920)	Citibank, N.A.
People’s Republic of China (D08)	12/20/23	1.000%(Q)	10,000	0.145%	260,549	(14,973)	275,522	Citibank, N.A.
Republic of Chile (D08)	12/20/23	1.000%(Q)	3,000	0.262%	67,889	(4,492)	72,381	Citibank, N.A.
Republic of Colombia (D08)	12/20/23	1.000%(Q)	4,000	0.639%	46,422	(5,989)	52,411	Citibank, N.A.
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	4,000	0.404%	73,775	(5,989)	79,764	Citibank, N.A.
Republic of Panama (D08)	12/20/23	1.000%(Q)	3,000	0.276%	66,639	(4,492)	71,131	Citibank, N.A.
Republic of Peru (D08)	12/20/23	1.000%(Q)	3,000	0.324%	62,440	(4,492)	66,932	Citibank, N.A.
Republic of Philippines (D08)	12/20/23	1.000%(Q)	3,000	0.226%	71,042	(4,492)	75,534	Citibank, N.A.
Republic of South Africa (D08)	12/20/23	1.000%(Q)	9,000	1.533%	(126,518)	(13,476)	(113,042)	Citibank, N.A.
Republic of Turkey (D08)	12/20/23	1.000%(Q)	15,000	2.585%	(646,887)	(22,459)	(624,428)	Citibank, N.A.
Russian Federation (D08)	12/20/23	1.000%(Q)	9,000	0.586%	118,393	(13,476)	131,869	Citibank, N.A.
United Mexican States (D08)	12/20/23	1.000%(Q)	13,000	0.500%	203,491	(19,465)	222,956	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D11)	12/20/24	1.000%(Q)	1,000	0.327%	$27,426	$(437)	$27,863	Bank of America, N.A.
Federation of Malaysia (D11)	12/20/24	1.000%(Q)	2,000	0.331%	54,506	(873)	55,379	Bank of America, N.A.
Federative Republic of Brazil (D11)	12/20/24	1.000%(Q)	6,000	1.436%	(92,562)	(2,619)	(89,943)	Bank of America, N.A.
Kingdom of Saudi Arabia (D11)	12/20/24	1.000%(Q)	1,000	0.507%	20,386	(437)	20,823	Bank of America, N.A.
People’s Republic of China (D11)	12/20/24	1.000%(Q)	4,500	0.229%	140,908	(1,964)	142,872	Bank of America, N.A.
Republic of Chile (D11)	12/20/24	1.000%(Q)	1,000	0.392%	24,898	(437)	25,335	Bank of America, N.A.
Republic of Colombia (D11)	12/20/24	1.000%(Q)	2,500	0.871%	15,475	(1,091)	16,566	Bank of America, N.A.
Republic of Indonesia (D11)	12/20/24	1.000%(Q)	4,000	0.581%	69,731	(1,746)	71,477	Bank of America, N.A.
Republic of Panama (D11)	12/20/24	1.000%(Q)	1,000	0.410%	24,192	(437)	24,629	Bank of America, N.A.
Republic of Peru (D11)	12/20/24	1.000%(Q)	1,000	0.472%	21,742	(437)	22,179	Bank of America, N.A.
Republic of Philippines (D11)	12/20/24	1.000%(Q)	1,000	0.326%	27,441	(437)	27,878	Bank of America, N.A.
Republic of South Africa (D11)	12/20/24	1.000%(Q)	4,500	1.929%	(152,751)	(1,964)	(150,787)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D11)	12/20/24	1.000%(Q)	6,000	2.837%	$(398,601)	$(2,619)	$(395,982)	Bank of America, N.A.
Russian Federation (D11)	12/20/24	1.000%(Q)	4,000	0.764%	41,332	(1,746)	43,078	Bank of America, N.A.
State of Qatar (D11)	12/20/24	1.000%(Q)	1,000	0.320%	27,717	(437)	28,154	Bank of America, N.A.
United Mexican States (D11)	12/20/24	1.000%(Q)	6,000	0.704%	76,085	(2,619)	78,704	Bank of America, N.A.
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(834)	57,015	Citibank, N.A.
Federation of Malaysia (D12)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(1,251)	87,500	Citibank, N.A.
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(5,005)	(388,676)	Citibank, N.A.
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(834)	34,045	Citibank, N.A.
People’s Republic of China (D12)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(5,005)	415,106	Citibank, N.A.
Republic of Argentina (D12)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(2,085)	(1,980,703)	Citibank, N.A.
Republic of Chile (D12)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(834)	47,851	Citibank, N.A.
Republic of Colombia (D12)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(2,085)	(21,964)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D12)	12/20/25	1.000%(Q)	8,000	0.765%	$100,127	$(3,337)	$103,464	Citibank, N.A.
Republic of Panama (D12)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(834)	45,714	Citibank, N.A.
Republic of Peru (D12)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(834)	39,159	Citibank, N.A.
Republic of Philippines (D12)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(834)	59,195	Citibank, N.A.
Republic of South Africa (D12)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(3,754)	(508,408)	Citibank, N.A.
Republic of Turkey (D12)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(5,005)	(1,104,598)	Citibank, N.A.
Republic of Ukraine (D12)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(834)	(237,686)	Citibank, N.A.
Russian Federation (D12)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(2,502)	19,670	Citibank, N.A.
State of Qatar (D12)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(834)	56,652	Citibank, N.A.
United Mexican States (D12)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(5,005)	45,983	Citibank, N.A.
Emirate of Abu Dhabi (D13)	12/20/25	1.000%(Q)	4,000	0.448%	112,361	(1,668)	114,029	JPMorgan Chase Bank, N.A.
Federation of Malaysia (D13)	12/20/25	1.000%(Q)	6,000	0.433%	172,499	(2,502)	175,001	JPMorgan Chase Bank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D13)	12/20/25	1.000%(Q)	24,000	1.721%	$(787,361)	$(10,010)	$(777,351)	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia (D13)	12/20/25	1.000%(Q)	4,000	0.682%	66,422	(1,668)	68,090	JPMorgan Chase Bank, N.A.
People’s Republic of China (D13)	12/20/25	1.000%(Q)	24,000	0.324%	820,202	(10,010)	830,212	JPMorgan Chase Bank, N.A.
Republic of Argentina (D13)	12/20/25	1.000%(Q)	10,000	12.123%	(3,965,575)	(4,171)	(3,961,404)	JPMorgan Chase Bank, N.A.
Republic of Chile (D13)	12/20/25	1.000%(Q)	4,000	0.541%	94,033	(1,668)	95,701	JPMorgan Chase Bank, N.A.
Republic of Colombia (D13)	12/20/25	1.000%(Q)	10,000	1.125%	(48,098)	(4,171)	(43,927)	JPMorgan Chase Bank, N.A.
Republic of Indonesia (D13)	12/20/25	1.000%(Q)	16,000	0.765%	200,255	(6,673)	206,928	JPMorgan Chase Bank, N.A.
Republic of Panama (D13)	12/20/25	1.000%(Q)	4,000	0.563%	89,761	(1,668)	91,429	JPMorgan Chase Bank, N.A.
Republic of Peru (D13)	12/20/25	1.000%(Q)	4,000	0.630%	76,650	(1,668)	78,318	JPMorgan Chase Bank, N.A.
Republic of Philippines (D13)	12/20/25	1.000%(Q)	4,000	0.424%	116,722	(1,668)	118,390	JPMorgan Chase Bank, N.A.
Republic of South Africa (D13)	12/20/25	1.000%(Q)	18,000	2.248%	(1,024,323)	(7,507)	(1,016,816)	JPMorgan Chase Bank, N.A.
Republic of Turkey (D13)	12/20/25	1.000%(Q)	24,000	3.075%	(2,219,205)	(10,010)	(2,209,195)	JPMorgan Chase Bank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D13)	12/20/25	1.000%(Q)	4,000	3.731%	$(477,039)	$(1,668)	$(475,371)	JPMorgan Chase Bank, N.A.
Russian Federation (D13)	12/20/25	1.000%(Q)	12,000	0.965%	34,336	(5,005)	39,341	JPMorgan Chase Bank, N.A.
State of Qatar (D13)	12/20/25	1.000%(Q)	4,000	0.451%	111,636	(1,668)	113,304	JPMorgan Chase Bank, N.A.
United Mexican States (D13)	12/20/25	1.000%(Q)	24,000	0.954%	81,955	(10,010)	91,965	JPMorgan Chase Bank, N.A.
Emirate of Abu Dhabi (D14)	12/20/25	1.000%(Q)	1,800	0.448%	50,562	(845)	51,407	Citibank, N.A.
Federation of Malaysia (D14)	12/20/25	1.000%(Q)	2,700	0.433%	77,624	(1,268)	78,892	Citibank, N.A.
Federative Republic of Brazil (D14)	12/20/25	1.000%(Q)	10,800	1.721%	(354,313)	(5,073)	(349,240)	Citibank, N.A.
Kingdom of Saudi Arabia (D14)	12/20/25	1.000%(Q)	1,800	0.682%	29,890	(845)	30,735	Citibank, N.A.
People’s Republic of China (D14)	12/20/25	1.000%(Q)	10,800	0.324%	369,091	(5,073)	374,164	Citibank, N.A.
Republic of Argentina (D14)	12/20/25	1.000%(Q)	4,500	12.123%	(1,784,509)	(2,114)	(1,782,395)	Citibank, N.A.
Republic of Chile (D14)	12/20/25	1.000%(Q)	1,800	0.541%	42,315	(845)	43,160	Citibank, N.A.
Republic of Colombia (D14)	12/20/25	1.000%(Q)	4,500	1.125%	(21,644)	(2,114)	(19,530)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D14)	12/20/25	1.000%(Q)	7,200	0.765%	$90,115	$(3,382)	$93,497	Citibank, N.A.
Republic of Panama (D14)	12/20/25	1.000%(Q)	1,800	0.563%	40,392	(845)	41,237	Citibank, N.A.
Republic of Peru (D14)	12/20/25	1.000%(Q)	1,800	0.630%	34,493	(845)	35,338	Citibank, N.A.
Republic of Philippines (D14)	12/20/25	1.000%(Q)	1,800	0.424%	52,525	(845)	53,370	Citibank, N.A.
Republic of South Africa (D14)	12/20/25	1.000%(Q)	8,100	2.248%	(460,945)	(3,805)	(457,140)	Citibank, N.A.
Republic of Turkey (D14)	12/20/25	1.000%(Q)	10,800	3.075%	(998,642)	(5,073)	(993,569)	Citibank, N.A.
Republic of Ukraine (D14)	12/20/25	1.000%(Q)	1,800	3.731%	(214,668)	(845)	(213,823)	Citibank, N.A.
Russian Federation (D14)	12/20/25	1.000%(Q)	5,400	0.965%	15,451	(2,536)	17,987	Citibank, N.A.
State of Qatar (D14)	12/20/25	1.000%(Q)	1,800	0.451%	50,236	(845)	51,081	Citibank, N.A.
United Mexican States (D14)	12/20/25	1.000%(Q)	10,800	0.954%	36,880	(5,073)	41,953	Citibank, N.A.
Emirate of Abu Dhabi (D15)	12/20/25	1.000%(Q)	4,000	0.448%	112,361	(1,984)	114,345	Morgan Stanley & Co. International PLC
Federation of Malaysia (D15)	12/20/25	1.000%(Q)	6,000	0.433%	172,499	(2,976)	175,475	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D15)	12/20/25	1.000%(Q)	24,000	1.721%	$(787,361)	$(11,905)	$(775,456)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	12/20/25	1.000%(Q)	4,000	0.682%	66,422	(1,984)	68,406	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	12/20/25	1.000%(Q)	24,000	0.324%	820,202	(11,905)	832,107	Morgan Stanley & Co. International PLC
Republic of Argentina (D15)	12/20/25	1.000%(Q)	10,000	12.123%	(3,965,575)	(4,961)	(3,960,614)	Morgan Stanley & Co. International PLC
Republic of Chile (D15)	12/20/25	1.000%(Q)	4,000	0.541%	94,033	(1,984)	96,017	Morgan Stanley & Co. International PLC
Republic of Colombia (D15)	12/20/25	1.000%(Q)	10,000	1.125%	(48,098)	(4,961)	(43,137)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	12/20/25	1.000%(Q)	16,000	0.765%	200,255	(7,937)	208,192	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	12/20/25	1.000%(Q)	4,000	0.563%	89,761	(1,984)	91,745	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	12/20/25	1.000%(Q)	4,000	0.630%	76,650	(1,984)	78,634	Morgan Stanley & Co. International PLC
Republic of Philippines (D15)	12/20/25	1.000%(Q)	4,000	0.424%	116,722	(1,984)	118,706	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D15)	12/20/25	1.000%(Q)	18,000	2.248%	$(1,024,323)	$(8,929)	$(1,015,394)	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	12/20/25	1.000%(Q)	24,000	3.075%	(2,219,205)	(11,905)	(2,207,300)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	12/20/25	1.000%(Q)	4,000	3.731%	(477,039)	(1,984)	(475,055)	Morgan Stanley & Co. International PLC
Russian Federation (D15)	12/20/25	1.000%(Q)	12,000	0.965%	34,336	(5,953)	40,289	Morgan Stanley & Co. International PLC
State of Qatar (D15)	12/20/25	1.000%(Q)	4,000	0.451%	111,636	(1,984)	113,620	Morgan Stanley & Co. International PLC
United Mexican States (D15)	12/20/25	1.000%(Q)	24,000	0.954%	81,955	(11,905)	93,860	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D16)	12/20/25	1.000%(Q)	1,400	0.448%	39,326	(880)	40,206	Citibank, N.A.
Federation of Malaysia (D16)	12/20/25	1.000%(Q)	2,100	0.433%	60,375	(1,319)	61,694	Citibank, N.A.
Federative Republic of Brazil (D16)	12/20/25	1.000%(Q)	8,400	1.721%	(275,576)	(5,277)	(270,299)	Citibank, N.A.
Kingdom of Saudi Arabia (D16)	12/20/25	1.000%(Q)	1,400	0.682%	23,248	(880)	24,128	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D16)	12/20/25	1.000%(Q)	8,400	0.324%	$287,071	$(5,277)	$292,348	Citibank, N.A.
Republic of Argentina (D16)	12/20/25	1.000%(Q)	3,500	12.123%	(1,387,951)	(2,199)	(1,385,752)	Citibank, N.A.
Republic of Chile (D16)	12/20/25	1.000%(Q)	1,400	0.541%	32,912	(880)	33,792	Citibank, N.A.
Republic of Colombia (D16)	12/20/25	1.000%(Q)	3,500	1.125%	(16,834)	(2,199)	(14,635)	Citibank, N.A.
Republic of Indonesia (D16)	12/20/25	1.000%(Q)	5,600	0.765%	70,089	(3,518)	73,607	Citibank, N.A.
Republic of Panama (D16)	12/20/25	1.000%(Q)	1,400	0.563%	31,416	(880)	32,296	Citibank, N.A.
Republic of Peru (D16)	12/20/25	1.000%(Q)	1,400	0.630%	26,828	(880)	27,708	Citibank, N.A.
Republic of Philippines (D16)	12/20/25	1.000%(Q)	1,400	0.424%	40,853	(880)	41,733	Citibank, N.A.
Republic of South Africa (D16)	12/20/25	1.000%(Q)	6,300	2.248%	(358,513)	(3,958)	(354,555)	Citibank, N.A.
Republic of Turkey (D16)	12/20/25	1.000%(Q)	8,400	3.075%	(776,722)	(5,277)	(771,445)	Citibank, N.A.
Republic of Ukraine (D16)	12/20/25	1.000%(Q)	1,400	3.731%	(166,964)	(880)	(166,084)	Citibank, N.A.
Russian Federation (D16)	12/20/25	1.000%(Q)	4,200	0.965%	12,018	(2,639)	14,657	Citibank, N.A.
State of Qatar (D16)	12/20/25	1.000%(Q)	1,400	0.451%	39,073	(880)	39,953	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D16)	12/20/25	1.000%(Q)	8,400	0.954%	$28,684	$(5,277)	$33,961	Citibank, N.A.
Emirate of Abu Dhabi (D17)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,363)	57,544	Goldman Sachs International
Federation of Malaysia (D17)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,044)	88,293	Goldman Sachs International
Federative Republic of Brazil (D17)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(8,176)	(385,505)	Goldman Sachs International
Kingdom of Saudi Arabia (D17)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,363)	34,574	Goldman Sachs International
People’s Republic of China (D17)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(8,176)	418,277	Goldman Sachs International
Republic of Argentina (D17)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(3,407)	(1,979,381)	Goldman Sachs International
Republic of Chile (D17)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,363)	48,380	Goldman Sachs International
Republic of Colombia (D17)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(3,407)	(20,642)	Goldman Sachs International
Republic of Indonesia (D17)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(5,451)	105,578	Goldman Sachs International
Republic of Panama (D17)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,363)	46,243	Goldman Sachs International
Republic of Peru (D17)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,363)	39,688	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D17)	12/20/25	1.000%(Q)	2,000	0.424%	$58,361	$(1,363)	$59,724	Goldman Sachs International
Republic of South Africa (D17)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(6,132)	(506,030)	Goldman Sachs International
Republic of Turkey (D17)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(8,176)	(1,101,427)	Goldman Sachs International
Republic of Ukraine (D17)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(1,363)	(237,157)	Goldman Sachs International
Russian Federation (D17)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(4,088)	21,256	Goldman Sachs International
State of Qatar (D17)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,363)	57,181	Goldman Sachs International
United Mexican States (D17)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(8,176)	49,154	Goldman Sachs International
Emirate of Abu Dhabi (D18)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,363)	57,544	Morgan Stanley & Co. International PLC
Federation of Malaysia (D18)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,044)	88,293	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(8,176)	(385,505)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D18)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,363)	34,574	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D18)	12/20/25	1.000%(Q)	12,000	0.324%	$410,101	$(8,176)	$418,277	Morgan Stanley & Co. International PLC
Republic of Argentina (D18)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(3,407)	(1,979,381)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,363)	48,380	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(3,407)	(20,642)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D18)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(5,451)	105,578	Morgan Stanley & Co. International PLC
Republic of Panama (D18)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,363)	46,243	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,363)	39,688	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(1,363)	59,724	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(6,132)	(506,030)	Morgan Stanley & Co. International PLC
Republic of Turkey (D18)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(8,176)	(1,101,427)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D18)	12/20/25	1.000%(Q)	2,000	3.731%	$(238,520)	$(1,363)	$(237,157)	Morgan Stanley & Co. International PLC
Russian Federation (D18)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(4,088)	21,256	Morgan Stanley & Co. International PLC
State of Qatar (D18)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,363)	57,181	Morgan Stanley & Co. International PLC
United Mexican States (D18)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(8,176)	49,154	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D19)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,629)	57,810	Citibank, N.A.
Federation of Malaysia (D19)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,444)	88,693	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(9,774)	(383,907)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,629)	34,840	Citibank, N.A.
People’s Republic of China (D19)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(9,774)	419,875	Citibank, N.A.
Republic of Argentina (D19)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(4,073)	(1,978,715)	Citibank, N.A.
Republic of Chile (D19)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,629)	48,646	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D19)	12/20/25	1.000%(Q)	5,000	1.125%	$(24,049)	$(4,073)	$(19,976)	Citibank, N.A.
Republic of Indonesia (D19)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(6,516)	106,643	Citibank, N.A.
Republic of Panama (D19)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,629)	46,509	Citibank, N.A.
Republic of Peru (D19)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,629)	39,954	Citibank, N.A.
Republic of Philippines (D19)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(1,629)	59,990	Citibank, N.A.
Republic of South Africa (D19)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(7,331)	(504,831)	Citibank, N.A.
Republic of Turkey (D19)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(9,774)	(1,099,829)	Citibank, N.A.
Republic of Ukraine (D19)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(1,629)	(236,891)	Citibank, N.A.
Russian Federation (D19)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(4,887)	22,055	Citibank, N.A.
State of Qatar (D19)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,629)	57,447	Citibank, N.A.
United Mexican States (D19)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(9,774)	50,752	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,682)	57,863	Goldman Sachs International
Federation of Malaysia (D20)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,524)	88,773	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D20)	12/20/25	1.000%(Q)	12,000	1.721%	$(393,681)	$(10,095)	$(383,586)	Goldman Sachs International
Kingdom of Saudi Arabia (D20)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,682)	34,893	Goldman Sachs International
People’s Republic of China (D20)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(10,095)	420,196	Goldman Sachs International
Republic of Argentina (D20)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(4,206)	(1,978,582)	Goldman Sachs International
Republic of Chile (D20)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,682)	48,699	Goldman Sachs International
Republic of Colombia (D20)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(4,206)	(19,843)	Goldman Sachs International
Republic of Indonesia (D20)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(6,730)	106,857	Goldman Sachs International
Republic of Panama (D20)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,682)	46,562	Goldman Sachs International
Republic of Peru (D20)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,682)	40,007	Goldman Sachs International
Republic of Philippines (D20)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(1,682)	60,043	Goldman Sachs International
Republic of South Africa (D20)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(7,571)	(504,591)	Goldman Sachs International
Republic of Turkey (D20)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(10,095)	(1,099,508)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D20)	12/20/25	1.000%(Q)	2,000	3.731%	$(238,520)	$(1,682)	$(236,838)	Goldman Sachs International
Russian Federation (D20)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(5,047)	22,215	Goldman Sachs International
State of Qatar (D20)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,682)	57,500	Goldman Sachs International
United Mexican States (D20)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(10,095)	51,073	Goldman Sachs International
Emirate of Abu Dhabi (D21)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,682)	57,863	Citibank, N.A.
Federation of Malaysia (D21)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,524)	88,773	Citibank, N.A.
Federative Republic of Brazil (D21)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(10,095)	(383,586)	Citibank, N.A.
Kingdom of Saudi Arabia (D21)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,682)	34,893	Citibank, N.A.
People’s Republic of China (D21)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(10,095)	420,196	Citibank, N.A.
Republic of Argentina (D21)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(4,206)	(1,978,582)	Citibank, N.A.
Republic of Chile (D21)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,682)	48,699	Citibank, N.A.
Republic of Colombia (D21)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(4,206)	(19,843)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D21)	12/20/25	1.000%(Q)	8,000	0.765%	$100,127	$(6,730)	$106,857	Citibank, N.A.
Republic of Panama (D21)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,682)	46,562	Citibank, N.A.
Republic of Peru (D21)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,682)	40,007	Citibank, N.A.
Republic of Philippines (D21)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(1,682)	60,043	Citibank, N.A.
Republic of South Africa (D21)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(7,571)	(504,591)	Citibank, N.A.
Republic of Turkey (D21)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(10,095)	(1,099,508)	Citibank, N.A.
Republic of Ukraine (D21)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(1,682)	(236,838)	Citibank, N.A.
Russian Federation (D21)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(5,047)	22,215	Citibank, N.A.
State of Qatar (D21)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,682)	57,500	Citibank, N.A.
United Mexican States (D21)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(10,095)	51,073	Citibank, N.A.
Emirate of Abu Dhabi (D22)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(1,736)	57,917	Citibank, N.A.
Federation of Malaysia (D22)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(2,604)	88,853	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D22)	12/20/25	1.000%(Q)	12,000	1.721%	$(393,681)	$(10,416)	$(383,265)	Citibank, N.A.
Kingdom of Saudi Arabia (D22)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(1,736)	34,947	Citibank, N.A.
People’s Republic of China (D22)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(10,416)	420,517	Citibank, N.A.
Republic of Argentina (D22)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(4,340)	(1,978,448)	Citibank, N.A.
Republic of Chile (D22)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(1,736)	48,753	Citibank, N.A.
Republic of Colombia (D22)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(4,340)	(19,709)	Citibank, N.A.
Republic of Indonesia (D22)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(6,944)	107,071	Citibank, N.A.
Republic of Panama (D22)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(1,736)	46,616	Citibank, N.A.
Republic of Peru (D22)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(1,736)	40,061	Citibank, N.A.
Republic of Philippines (D22)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(1,736)	60,097	Citibank, N.A.
Republic of South Africa (D22)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(7,812)	(504,350)	Citibank, N.A.
Republic of Turkey (D22)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(10,416)	(1,099,187)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D22)	12/20/25	1.000%(Q)	2,000	3.731%	$(238,520)	$(1,736)	$(236,784)	Citibank, N.A.
Russian Federation (D22)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(5,208)	22,376	Citibank, N.A.
State of Qatar (D22)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(1,736)	57,554	Citibank, N.A.
United Mexican States (D22)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(10,416)	51,394	Citibank, N.A.
Emirate of Abu Dhabi (D23)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(2,382)	58,563	Morgan Stanley & Co. International PLC
Federation of Malaysia (D23)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(3,574)	89,823	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D23)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(14,294)	(379,387)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D23)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,382)	35,593	Morgan Stanley & Co. International PLC
People’s Republic of China (D23)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(14,294)	424,395	Morgan Stanley & Co. International PLC
Republic of Argentina (D23)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(5,956)	(1,976,832)	Morgan Stanley & Co. International PLC
Republic of Chile (D23)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(2,382)	49,399	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D23)	12/20/25	1.000%(Q)	5,000	1.125%	$(24,049)	$(5,956)	$(18,093)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D23)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(9,530)	109,657	Morgan Stanley & Co. International PLC
Republic of Panama (D23)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,382)	47,262	Morgan Stanley & Co. International PLC
Republic of Peru (D23)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,382)	40,707	Morgan Stanley & Co. International PLC
Republic of Philippines (D23)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,382)	60,743	Morgan Stanley & Co. International PLC
Republic of South Africa (D23)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(10,721)	(501,441)	Morgan Stanley & Co. International PLC
Republic of Turkey (D23)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(14,294)	(1,095,309)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D23)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,382)	(236,138)	Morgan Stanley & Co. International PLC
Russian Federation (D23)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(7,147)	24,315	Morgan Stanley & Co. International PLC
State of Qatar (D23)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,382)	58,200	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D23)	12/20/25	1.000%(Q)	12,000	0.954%	$40,978	$(14,294)	$55,272	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D24)	12/20/25	1.000%(Q)	1,000	0.448%	28,090	(1,191)	29,281	Bank of America, N.A.
Federation of Malaysia (D24)	12/20/25	1.000%(Q)	1,500	0.433%	43,125	(1,787)	44,912	Bank of America, N.A.
Federative Republic of Brazil (D24)	12/20/25	1.000%(Q)	6,000	1.721%	(196,840)	(7,147)	(189,693)	Bank of America, N.A.
Kingdom of Saudi Arabia (D24)	12/20/25	1.000%(Q)	1,000	0.682%	16,605	(1,191)	17,796	Bank of America, N.A.
People’s Republic of China (D24)	12/20/25	1.000%(Q)	6,000	0.324%	205,050	(7,147)	212,197	Bank of America, N.A.
Republic of Argentina (D24)	12/20/25	1.000%(Q)	2,500	12.123%	(991,394)	(2,978)	(988,416)	Bank of America, N.A.
Republic of Chile (D24)	12/20/25	1.000%(Q)	1,000	0.541%	23,508	(1,191)	24,699	Bank of America, N.A.
Republic of Colombia (D24)	12/20/25	1.000%(Q)	2,500	1.125%	(12,025)	(2,978)	(9,047)	Bank of America, N.A.
Republic of Indonesia (D24)	12/20/25	1.000%(Q)	4,000	0.765%	50,064	(4,765)	54,829	Bank of America, N.A.
Republic of Panama (D24)	12/20/25	1.000%(Q)	1,000	0.563%	22,440	(1,191)	23,631	Bank of America, N.A.
Republic of Peru (D24)	12/20/25	1.000%(Q)	1,000	0.630%	19,163	(1,191)	20,354	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D24)	12/20/25	1.000%(Q)	1,000	0.424%	$29,181	$(1,191)	$30,372	Bank of America, N.A.
Republic of South Africa (D24)	12/20/25	1.000%(Q)	4,500	2.248%	(256,081)	(5,360)	(250,721)	Bank of America, N.A.
Republic of Turkey (D24)	12/20/25	1.000%(Q)	6,000	3.075%	(554,801)	(7,147)	(547,654)	Bank of America, N.A.
Republic of Ukraine (D24)	12/20/25	1.000%(Q)	1,000	3.731%	(119,260)	(1,191)	(118,069)	Bank of America, N.A.
Russian Federation (D24)	12/20/25	1.000%(Q)	3,000	0.965%	8,584	(3,574)	12,158	Bank of America, N.A.
State of Qatar (D24)	12/20/25	1.000%(Q)	1,000	0.451%	27,909	(1,191)	29,100	Bank of America, N.A.
United Mexican States (D24)	12/20/25	1.000%(Q)	6,000	0.954%	20,489	(7,147)	27,636	Bank of America, N.A.
Emirate of Abu Dhabi (D25)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(2,437)	58,618	Citibank, N.A.
Federation of Malaysia (D25)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(3,655)	89,904	Citibank, N.A.
Federative Republic of Brazil (D25)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(14,620)	(379,061)	Citibank, N.A.
Kingdom of Saudi Arabia (D25)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,437)	35,648	Citibank, N.A.
People’s Republic of China (D25)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(14,620)	424,721	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D25)	12/20/25	1.000%(Q)	5,000	12.123%	$(1,982,788)	$(6,092)	$(1,976,696)	Citibank, N.A.
Republic of Chile (D25)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(2,437)	49,454	Citibank, N.A.
Republic of Colombia (D25)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(6,092)	(17,957)	Citibank, N.A.
Republic of Indonesia (D25)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(9,747)	109,874	Citibank, N.A.
Republic of Panama (D25)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,437)	47,317	Citibank, N.A.
Republic of Peru (D25)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,437)	40,762	Citibank, N.A.
Republic of Philippines (D25)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,437)	60,798	Citibank, N.A.
Republic of South Africa (D25)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(10,965)	(501,197)	Citibank, N.A.
Republic of Turkey (D25)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(14,620)	(1,094,983)	Citibank, N.A.
Republic of Ukraine (D25)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,437)	(236,083)	Citibank, N.A.
Russian Federation (D25)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(7,310)	24,478	Citibank, N.A.
State of Qatar (D25)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,437)	58,255	Citibank, N.A.
United Mexican States (D25)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(14,620)	55,598	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D26)	12/20/25	1.000%(Q)	2,000	0.448%	$56,181	$(2,491)	$58,672	Citibank, N.A.
Federation of Malaysia (D26)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(3,736)	89,985	Citibank, N.A.
Federative Republic of Brazil (D26)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(14,946)	(378,735)	Citibank, N.A.
Kingdom of Saudi Arabia (D26)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,491)	35,702	Citibank, N.A.
People’s Republic of China (D26)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(14,946)	425,047	Citibank, N.A.
Republic of Argentina (D26)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(6,227)	(1,976,561)	Citibank, N.A.
Republic of Chile (D26)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(2,491)	49,508	Citibank, N.A.
Republic of Colombia (D26)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(6,227)	(17,822)	Citibank, N.A.
Republic of Indonesia (D26)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(9,964)	110,091	Citibank, N.A.
Republic of Panama (D26)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,491)	47,371	Citibank, N.A.
Republic of Peru (D26)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,491)	40,816	Citibank, N.A.
Republic of Philippines (D26)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,491)	60,852	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D26)	12/20/25	1.000%(Q)	9,000	2.248%	$(512,162)	$(11,209)	$(500,953)	Citibank, N.A.
Republic of Turkey (D26)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(14,946)	(1,094,657)	Citibank, N.A.
Republic of Ukraine (D26)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,491)	(236,029)	Citibank, N.A.
Russian Federation (D26)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(7,473)	24,641	Citibank, N.A.
State of Qatar (D26)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,491)	58,309	Citibank, N.A.
United Mexican States (D26)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(14,946)	55,924	Citibank, N.A.
Emirate of Abu Dhabi (D27)	12/20/25	1.000%(Q)	1,000	0.448%	28,090	(1,245)	29,335	Bank of America, N.A.
Federation of Malaysia (D27)	12/20/25	1.000%(Q)	1,500	0.433%	43,125	(1,868)	44,993	Bank of America, N.A.
Federative Republic of Brazil (D27)	12/20/25	1.000%(Q)	6,000	1.721%	(196,840)	(7,473)	(189,367)	Bank of America, N.A.
Kingdom of Saudi Arabia (D27)	12/20/25	1.000%(Q)	1,000	0.682%	16,605	(1,245)	17,850	Bank of America, N.A.
People’s Republic of China (D27)	12/20/25	1.000%(Q)	6,000	0.324%	205,050	(7,473)	212,523	Bank of America, N.A.
Republic of Argentina (D27)	12/20/25	1.000%(Q)	2,500	12.123%	(991,394)	(3,114)	(988,280)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D27)	12/20/25	1.000%(Q)	1,000	0.541%	$23,508	$(1,245)	$24,753	Bank of America, N.A.
Republic of Colombia (D27)	12/20/25	1.000%(Q)	2,500	1.125%	(12,025)	(3,114)	(8,911)	Bank of America, N.A.
Republic of Indonesia (D27)	12/20/25	1.000%(Q)	4,000	0.765%	50,064	(4,982)	55,046	Bank of America, N.A.
Republic of Panama (D27)	12/20/25	1.000%(Q)	1,000	0.563%	22,440	(1,245)	23,685	Bank of America, N.A.
Republic of Peru (D27)	12/20/25	1.000%(Q)	1,000	0.630%	19,163	(1,245)	20,408	Bank of America, N.A.
Republic of Philippines (D27)	12/20/25	1.000%(Q)	1,000	0.424%	29,181	(1,245)	30,426	Bank of America, N.A.
Republic of South Africa (D27)	12/20/25	1.000%(Q)	4,500	2.248%	(256,081)	(5,605)	(250,476)	Bank of America, N.A.
Republic of Turkey (D27)	12/20/25	1.000%(Q)	6,000	3.075%	(554,801)	(7,473)	(547,328)	Bank of America, N.A.
Republic of Ukraine (D27)	12/20/25	1.000%(Q)	1,000	3.731%	(119,260)	(1,245)	(118,015)	Bank of America, N.A.
Russian Federation (D27)	12/20/25	1.000%(Q)	3,000	0.965%	8,584	(3,736)	12,320	Bank of America, N.A.
State of Qatar (D27)	12/20/25	1.000%(Q)	1,000	0.451%	27,909	(1,245)	29,154	Bank of America, N.A.
United Mexican States (D27)	12/20/25	1.000%(Q)	6,000	0.954%	20,489	(7,473)	27,962	Bank of America, N.A.
Emirate of Abu Dhabi (D28)	06/20/25	1.000%(Q)	3,600	0.394%	99,935	(4,753)	104,688	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D28)	06/20/25	1.000%(Q)	5,400	0.388%	$151,224	$(7,130)	$158,354	Bank of America, N.A.
Federative Republic of Brazil (D28)	06/20/25	1.000%(Q)	21,600	1.595%	(522,776)	(28,521)	(494,255)	Bank of America, N.A.
Kingdom of Saudi Arabia (D28)	06/20/25	1.000%(Q)	3,600	0.604%	66,553	(4,753)	71,306	Bank of America, N.A.
People’s Republic of China (D28)	06/20/25	1.000%(Q)	21,600	0.282%	707,368	(28,521)	735,889	Bank of America, N.A.
Republic of Chile (D28)	06/20/25	1.000%(Q)	3,600	0.475%	87,123	(4,753)	91,876	Bank of America, N.A.
Republic of Colombia (D28)	06/20/25	1.000%(Q)	9,000	1.013%	5,849	(11,884)	17,733	Bank of America, N.A.
Republic of Indonesia (D28)	06/20/25	1.000%(Q)	14,400	0.684%	215,405	(19,014)	234,419	Bank of America, N.A.
Republic of Panama (D28)	06/20/25	1.000%(Q)	3,600	0.495%	83,926	(4,753)	88,679	Bank of America, N.A.
Republic of Peru (D28)	06/20/25	1.000%(Q)	3,600	0.560%	73,608	(4,753)	78,361	Bank of America, N.A.
Republic of Philippines (D28)	06/20/25	1.000%(Q)	3,600	0.381%	101,931	(4,753)	106,684	Bank of America, N.A.
Republic of South Africa (D28)	06/20/25	1.000%(Q)	16,200	2.107%	(738,173)	(21,390)	(716,783)	Bank of America, N.A.
Republic of Turkey (D28)	06/20/25	1.000%(Q)	21,600	2.970%	(1,719,996)	(28,521)	(1,691,475)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D28)	06/20/25	1.000%(Q)	3,600	3.638%	$(377,315)	$(4,753)	$(372,562)	Bank of America, N.A.
Russian Federation (D28)	06/20/25	1.000%(Q)	10,800	0.876%	71,007	(14,260)	85,267	Bank of America, N.A.
State of Qatar (D28)	06/20/25	1.000%(Q)	3,600	0.393%	100,129	(4,753)	104,882	Bank of America, N.A.
United Mexican States (D28)	06/20/25	1.000%(Q)	21,600	0.843%	173,167	(28,521)	201,688	Bank of America, N.A.
Emirate of Abu Dhabi (D29)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(2,654)	58,835	Bank of America, N.A.
Federation of Malaysia (D29)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(3,981)	90,230	Bank of America, N.A.
Federative Republic of Brazil (D29)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(15,925)	(377,756)	Bank of America, N.A.
Kingdom of Saudi Arabia (D29)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,654)	35,865	Bank of America, N.A.
People’s Republic of China (D29)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(15,925)	426,026	Bank of America, N.A.
Republic of Argentina (D29)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(6,636)	(1,976,152)	Bank of America, N.A.
Republic of Chile (D29)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(2,654)	49,671	Bank of America, N.A.
Republic of Colombia (D29)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(6,636)	(17,413)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D29)	12/20/25	1.000%(Q)	8,000	0.765%	$100,127	$(10,617)	$110,744	Bank of America, N.A.
Republic of Panama (D29)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,654)	47,534	Bank of America, N.A.
Republic of Peru (D29)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,654)	40,979	Bank of America, N.A.
Republic of Philippines (D29)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,654)	61,015	Bank of America, N.A.
Republic of South Africa (D29)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(11,944)	(500,218)	Bank of America, N.A.
Republic of Turkey (D29)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(15,925)	(1,093,678)	Bank of America, N.A.
Republic of Ukraine (D29)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,654)	(235,866)	Bank of America, N.A.
Russian Federation (D29)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(7,963)	25,131	Bank of America, N.A.
State of Qatar (D29)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,654)	58,472	Bank of America, N.A.
United Mexican States (D29)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(15,925)	56,903	Bank of America, N.A.
Emirate of Abu Dhabi (D30)	12/20/25	1.000%(Q)	3,000	0.448%	84,271	(3,981)	88,252	Barclays Bank PLC
Federation of Malaysia (D30)	12/20/25	1.000%(Q)	4,500	0.433%	129,374	(5,972)	135,346	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D30)	12/20/25	1.000%(Q)	18,000	1.721%	$(590,521)	$(23,888)	$(566,633)	Barclays Bank PLC
Kingdom of Saudi Arabia (D30)	12/20/25	1.000%(Q)	3,000	0.682%	49,816	(3,981)	53,797	Barclays Bank PLC
People’s Republic of China (D30)	12/20/25	1.000%(Q)	18,000	0.324%	615,151	(23,888)	639,039	Barclays Bank PLC
Republic of Argentina (D30)	12/20/25	1.000%(Q)	7,500	12.123%	(2,974,181)	(9,953)	(2,964,228)	Barclays Bank PLC
Republic of Chile (D30)	12/20/25	1.000%(Q)	3,000	0.541%	70,525	(3,981)	74,506	Barclays Bank PLC
Republic of Colombia (D30)	12/20/25	1.000%(Q)	7,500	1.125%	(36,074)	(9,953)	(26,121)	Barclays Bank PLC
Republic of Indonesia (D30)	12/20/25	1.000%(Q)	12,000	0.765%	150,191	(15,925)	166,116	Barclays Bank PLC
Republic of Panama (D30)	12/20/25	1.000%(Q)	3,000	0.563%	67,320	(3,981)	71,301	Barclays Bank PLC
Republic of Peru (D30)	12/20/25	1.000%(Q)	3,000	0.630%	57,488	(3,981)	61,469	Barclays Bank PLC
Republic of Philippines (D30)	12/20/25	1.000%(Q)	3,000	0.424%	87,542	(3,981)	91,523	Barclays Bank PLC
Republic of South Africa (D30)	12/20/25	1.000%(Q)	13,500	2.248%	(768,242)	(17,916)	(750,326)	Barclays Bank PLC
Republic of Turkey (D30)	12/20/25	1.000%(Q)	18,000	3.075%	(1,664,404)	(23,888)	(1,640,516)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D30)	12/20/25	1.000%(Q)	3,000	3.731%	$(357,779)	$(3,981)	$(353,798)	Barclays Bank PLC
Russian Federation (D30)	12/20/25	1.000%(Q)	9,000	0.965%	25,752	(11,944)	37,696	Barclays Bank PLC
State of Qatar (D30)	12/20/25	1.000%(Q)	3,000	0.451%	83,727	(3,981)	87,708	Barclays Bank PLC
United Mexican States (D30)	12/20/25	1.000%(Q)	18,000	0.954%	61,466	(23,888)	85,354	Barclays Bank PLC
Emirate of Abu Dhabi (D31)	12/20/25	1.000%(Q)	4,000	0.448%	112,361	(5,308)	117,669	Morgan Stanley & Co. International PLC
Federation of Malaysia (D31)	12/20/25	1.000%(Q)	6,000	0.433%	172,499	(7,963)	180,462	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D31)	12/20/25	1.000%(Q)	24,000	1.721%	(787,361)	(31,851)	(755,510)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D31)	12/20/25	1.000%(Q)	4,000	0.682%	66,422	(5,308)	71,730	Morgan Stanley & Co. International PLC
People’s Republic of China (D31)	12/20/25	1.000%(Q)	24,000	0.324%	820,202	(31,851)	852,053	Morgan Stanley & Co. International PLC
Republic of Argentina (D31)	12/20/25	1.000%(Q)	10,000	12.123%	(3,965,575)	(13,271)	(3,952,304)	Morgan Stanley & Co. International PLC
Republic of Chile (D31)	12/20/25	1.000%(Q)	4,000	0.541%	94,033	(5,308)	99,341	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D31)	12/20/25	1.000%(Q)	10,000	1.125%	$(48,098)	$(13,271)	$(34,827)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D31)	12/20/25	1.000%(Q)	16,000	0.765%	200,255	(21,234)	221,489	Morgan Stanley & Co. International PLC
Republic of Panama (D31)	12/20/25	1.000%(Q)	4,000	0.563%	89,761	(5,308)	95,069	Morgan Stanley & Co. International PLC
Republic of Peru (D31)	12/20/25	1.000%(Q)	4,000	0.630%	76,650	(5,308)	81,958	Morgan Stanley & Co. International PLC
Republic of Philippines (D31)	12/20/25	1.000%(Q)	4,000	0.424%	116,722	(5,308)	122,030	Morgan Stanley & Co. International PLC
Republic of South Africa (D31)	12/20/25	1.000%(Q)	18,000	2.248%	(1,024,323)	(23,888)	(1,000,435)	Morgan Stanley & Co. International PLC
Republic of Turkey (D31)	12/20/25	1.000%(Q)	24,000	3.075%	(2,219,205)	(31,851)	(2,187,354)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D31)	12/20/25	1.000%(Q)	4,000	3.731%	(477,039)	(5,308)	(471,731)	Morgan Stanley & Co. International PLC
Russian Federation (D31)	12/20/25	1.000%(Q)	12,000	0.965%	34,336	(15,925)	50,261	Morgan Stanley & Co. International PLC
State of Qatar (D31)	12/20/25	1.000%(Q)	4,000	0.451%	111,636	(5,308)	116,944	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D31)	12/20/25	1.000%(Q)	24,000	0.954%	$81,955	$(31,851)	$113,806	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D32)	12/20/25	1.000%(Q)	4,000	0.448%	112,361	(5,418)	117,779	Barclays Bank PLC
Federation of Malaysia (D32)	12/20/25	1.000%(Q)	6,000	0.433%	172,499	(8,126)	180,625	Barclays Bank PLC
Federative Republic of Brazil (D32)	12/20/25	1.000%(Q)	24,000	1.721%	(787,361)	(32,505)	(754,856)	Barclays Bank PLC
Kingdom of Saudi Arabia (D32)	12/20/25	1.000%(Q)	4,000	0.682%	66,422	(5,418)	71,840	Barclays Bank PLC
People’s Republic of China (D32)	12/20/25	1.000%(Q)	24,000	0.324%	820,202	(32,505)	852,707	Barclays Bank PLC
Republic of Argentina (D32)	12/20/25	1.000%(Q)	10,000	12.123%	(3,965,575)	(13,544)	(3,952,031)	Barclays Bank PLC
Republic of Chile (D32)	12/20/25	1.000%(Q)	4,000	0.541%	94,033	(5,418)	99,451	Barclays Bank PLC
Republic of Colombia (D32)	12/20/25	1.000%(Q)	10,000	1.125%	(48,098)	(13,544)	(34,554)	Barclays Bank PLC
Republic of Indonesia (D32)	12/20/25	1.000%(Q)	16,000	0.765%	200,255	(21,670)	221,925	Barclays Bank PLC
Republic of Panama (D32)	12/20/25	1.000%(Q)	4,000	0.563%	89,761	(5,418)	95,179	Barclays Bank PLC
Republic of Peru (D32)	12/20/25	1.000%(Q)	4,000	0.630%	76,650	(5,418)	82,068	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D32)	12/20/25	1.000%(Q)	4,000	0.424%	$116,722	$(5,418)	$122,140	Barclays Bank PLC
Republic of South Africa (D32)	12/20/25	1.000%(Q)	18,000	2.248%	(1,024,323)	(24,379)	(999,944)	Barclays Bank PLC
Republic of Turkey (D32)	12/20/25	1.000%(Q)	24,000	3.075%	(2,219,205)	(32,505)	(2,186,700)	Barclays Bank PLC
Republic of Ukraine (D32)	12/20/25	1.000%(Q)	4,000	3.731%	(477,039)	(5,418)	(471,621)	Barclays Bank PLC
Russian Federation (D32)	12/20/25	1.000%(Q)	12,000	0.965%	34,336	(16,253)	50,589	Barclays Bank PLC
State of Qatar (D32)	12/20/25	1.000%(Q)	4,000	0.451%	111,636	(5,418)	117,054	Barclays Bank PLC
United Mexican States (D32)	12/20/25	1.000%(Q)	24,000	0.954%	81,955	(32,505)	114,460	Barclays Bank PLC
Emirate of Abu Dhabi (D33)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(2,709)	58,890	Citibank, N.A.
Federation of Malaysia (D33)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(4,063)	90,312	Citibank, N.A.
Federative Republic of Brazil (D33)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(16,253)	(377,428)	Citibank, N.A.
Kingdom of Saudi Arabia (D33)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,709)	35,920	Citibank, N.A.
People’s Republic of China (D33)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(16,253)	426,354	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D33)	12/20/25	1.000%(Q)	5,000	12.123%	$(1,982,788)	$(6,772)	$(1,976,016)	Citibank, N.A.
Republic of Chile (D33)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(2,709)	49,726	Citibank, N.A.
Republic of Colombia (D33)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(6,772)	(17,277)	Citibank, N.A.
Republic of Indonesia (D33)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(10,835)	110,962	Citibank, N.A.
Republic of Panama (D33)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,709)	47,589	Citibank, N.A.
Republic of Peru (D33)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,709)	41,034	Citibank, N.A.
Republic of Philippines (D33)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,709)	61,070	Citibank, N.A.
Republic of South Africa (D33)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(12,189)	(499,973)	Citibank, N.A.
Republic of Turkey (D33)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(16,253)	(1,093,350)	Citibank, N.A.
Republic of Ukraine (D33)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,709)	(235,811)	Citibank, N.A.
Russian Federation (D33)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(8,126)	25,294	Citibank, N.A.
State of Qatar (D33)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,709)	58,527	Citibank, N.A.
United Mexican States (D33)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(16,253)	57,231	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D34)	12/20/25	1.000%(Q)	2,000	0.448%	$56,181	$(3,037)	$59,218	Goldman Sachs International
Federation of Malaysia (D34)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(4,556)	90,805	Goldman Sachs International
Federative Republic of Brazil (D34)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(18,223)	(375,458)	Goldman Sachs International
Kingdom of Saudi Arabia (D34)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,037)	36,248	Goldman Sachs International
People’s Republic of China (D34)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(18,223)	428,324	Goldman Sachs International
Republic of Argentina (D34)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(7,593)	(1,975,195)	Goldman Sachs International
Republic of Chile (D34)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(3,037)	50,054	Goldman Sachs International
Republic of Colombia (D34)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(7,593)	(16,456)	Goldman Sachs International
Republic of Indonesia (D34)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(12,149)	112,276	Goldman Sachs International
Republic of Panama (D34)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(3,037)	47,917	Goldman Sachs International
Republic of Peru (D34)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(3,037)	41,362	Goldman Sachs International
Republic of Philippines (D34)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(3,037)	61,398	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D34)	12/20/25	1.000%(Q)	9,000	2.248%	$(512,162)	$(13,667)	$(498,495)	Goldman Sachs International
Republic of Turkey (D34)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(18,223)	(1,091,380)	Goldman Sachs International
Republic of Ukraine (D34)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(3,037)	(235,483)	Goldman Sachs International
Russian Federation (D34)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(9,112)	26,280	Goldman Sachs International
State of Qatar (D34)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,037)	58,855	Goldman Sachs International
United Mexican States (D34)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(18,223)	59,201	Goldman Sachs International
Emirate of Abu Dhabi (D35)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(3,092)	59,273	Citibank, N.A.
Federation of Malaysia (D35)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(4,638)	90,887	Citibank, N.A.
Federative Republic of Brazil (D35)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(18,553)	(375,128)	Citibank, N.A.
Kingdom of Saudi Arabia (D35)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,092)	36,303	Citibank, N.A.
People’s Republic of China (D35)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(18,553)	428,654	Citibank, N.A.
Republic of Argentina (D35)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(7,730)	(1,975,058)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D35)	12/20/25	1.000%(Q)	2,000	0.541%	$47,017	$(3,092)	$50,109	Citibank, N.A.
Republic of Colombia (D35)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(7,730)	(16,319)	Citibank, N.A.
Republic of Indonesia (D35)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(12,369)	112,496	Citibank, N.A.
Republic of Panama (D35)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(3,092)	47,972	Citibank, N.A.
Republic of Peru (D35)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(3,092)	41,417	Citibank, N.A.
Republic of Philippines (D35)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(3,092)	61,453	Citibank, N.A.
Republic of South Africa (D35)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(13,915)	(498,247)	Citibank, N.A.
Republic of Turkey (D35)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(18,553)	(1,091,050)	Citibank, N.A.
Republic of Ukraine (D35)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(3,092)	(235,428)	Citibank, N.A.
Russian Federation (D35)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(9,276)	26,444	Citibank, N.A.
State of Qatar (D35)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,092)	58,910	Citibank, N.A.
United Mexican States (D35)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(18,553)	59,531	Citibank, N.A.
Emirate of Abu Dhabi (D36)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(3,423)	59,604	JPMorgan Chase Bank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D36)	12/20/25	1.000%(Q)	3,000	0.433%	$86,249	$(5,135)	$91,384	JPMorgan Chase Bank, N.A.
Federative Republic of Brazil (D36)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(20,539)	(373,142)	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia (D36)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,423)	36,634	JPMorgan Chase Bank, N.A.
People’s Republic of China (D36)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(20,539)	430,640	JPMorgan Chase Bank, N.A.
Republic of Argentina (D36)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(8,558)	(1,974,230)	JPMorgan Chase Bank, N.A.
Republic of Chile (D36)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(3,423)	50,440	JPMorgan Chase Bank, N.A.
Republic of Colombia (D36)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(8,558)	(15,491)	JPMorgan Chase Bank, N.A.
Republic of Indonesia (D36)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(13,692)	113,819	JPMorgan Chase Bank, N.A.
Republic of Panama (D36)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(3,423)	48,303	JPMorgan Chase Bank, N.A.
Republic of Peru (D36)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(3,423)	41,748	JPMorgan Chase Bank, N.A.
Republic of Philippines (D36)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(3,423)	61,784	JPMorgan Chase Bank, N.A.
Republic of South Africa (D36)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(15,404)	(496,758)	JPMorgan Chase Bank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D36)	12/20/25	1.000%(Q)	12,000	3.075%	$(1,109,603)	$(20,539)	$(1,089,064)	JPMorgan Chase Bank, N.A.
Republic of Ukraine (D36)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(3,423)	(235,097)	JPMorgan Chase Bank, N.A.
Russian Federation (D36)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(10,269)	27,437	JPMorgan Chase Bank, N.A.
State of Qatar (D36)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,423)	59,241	JPMorgan Chase Bank, N.A.
United Mexican States (D36)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(20,539)	61,517	JPMorgan Chase Bank, N.A.
Emirate of Abu Dhabi (D37)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(3,478)	59,659	Citibank, N.A.
Federation of Malaysia (D37)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(5,218)	91,467	Citibank, N.A.
Federative Republic of Brazil (D37)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(20,871)	(372,810)	Citibank, N.A.
Kingdom of Saudi Arabia (D37)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,478)	36,689	Citibank, N.A.
People’s Republic of China (D37)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(20,871)	430,972	Citibank, N.A.
Republic of Argentina (D37)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(8,696)	(1,974,092)	Citibank, N.A.
Republic of Chile (D37)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(3,478)	50,495	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D37)	12/20/25	1.000%(Q)	5,000	1.125%	$(24,049)	$(8,696)	$(15,353)	Citibank, N.A.
Republic of Indonesia (D37)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(13,914)	114,041	Citibank, N.A.
Republic of Panama (D37)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(3,478)	48,358	Citibank, N.A.
Republic of Peru (D37)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(3,478)	41,803	Citibank, N.A.
Republic of Philippines (D37)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(3,478)	61,839	Citibank, N.A.
Republic of South Africa (D37)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(15,653)	(496,509)	Citibank, N.A.
Republic of Turkey (D37)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(20,871)	(1,088,732)	Citibank, N.A.
Republic of Ukraine (D37)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(3,478)	(235,042)	Citibank, N.A.
Russian Federation (D37)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(10,435)	27,603	Citibank, N.A.
State of Qatar (D37)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,478)	59,296	Citibank, N.A.
United Mexican States (D37)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(20,871)	61,849	Citibank, N.A.
Emirate of Abu Dhabi (D38)	12/20/25	1.000%(Q)	1,000	0.448%	28,090	(1,906)	29,996	Bank of America, N.A.
Federation of Malaysia (D38)	12/20/25	1.000%(Q)	1,500	0.433%	43,125	(2,859)	45,984	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D38)	12/20/25	1.000%(Q)	6,000	1.721%	$(196,840)	$(11,436)	$(185,404)	Bank of America, N.A.
Kingdom of Saudi Arabia (D38)	12/20/25	1.000%(Q)	1,000	0.682%	16,605	(1,906)	18,511	Bank of America, N.A.
People’s Republic of China (D38)	12/20/25	1.000%(Q)	6,000	0.324%	205,050	(11,436)	216,486	Bank of America, N.A.
Republic of Argentina (D38)	12/20/25	1.000%(Q)	2,500	12.123%	(991,394)	(4,765)	(986,629)	Bank of America, N.A.
Republic of Chile (D38)	12/20/25	1.000%(Q)	1,000	0.541%	23,508	(1,906)	25,414	Bank of America, N.A.
Republic of Colombia (D38)	12/20/25	1.000%(Q)	2,500	1.125%	(12,025)	(4,765)	(7,260)	Bank of America, N.A.
Republic of Indonesia (D38)	12/20/25	1.000%(Q)	4,000	0.765%	50,064	(7,624)	57,688	Bank of America, N.A.
Republic of Panama (D38)	12/20/25	1.000%(Q)	1,000	0.563%	22,440	(1,906)	24,346	Bank of America, N.A.
Republic of Peru (D38)	12/20/25	1.000%(Q)	1,000	0.630%	19,163	(1,906)	21,069	Bank of America, N.A.
Republic of Philippines (D38)	12/20/25	1.000%(Q)	1,000	0.424%	29,181	(1,906)	31,087	Bank of America, N.A.
Republic of South Africa (D38)	12/20/25	1.000%(Q)	4,500	2.248%	(256,081)	(8,577)	(247,504)	Bank of America, N.A.
Republic of Turkey (D38)	12/20/25	1.000%(Q)	6,000	3.075%	(554,801)	(11,436)	(543,365)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D38)	12/20/25	1.000%(Q)	1,000	3.731%	$(119,260)	$(1,906)	$(117,354)	Bank of America, N.A.
Russian Federation (D38)	12/20/25	1.000%(Q)	3,000	0.965%	8,584	(5,718)	14,302	Bank of America, N.A.
State of Qatar (D38)	12/20/25	1.000%(Q)	1,000	0.451%	27,909	(1,906)	29,815	Bank of America, N.A.
United Mexican States (D38)	12/20/25	1.000%(Q)	6,000	0.954%	20,489	(11,436)	31,925	Bank of America, N.A.
Emirate of Abu Dhabi (D39)	12/20/25	1.000%(Q)	3,000	0.448%	84,187	(1,231)	85,418	Goldman Sachs International
Federation of Malaysia (D39)	12/20/25	1.000%(Q)	4,500	0.433%	129,249	(1,847)	131,096	Goldman Sachs International
Federative Republic of Brazil (D39)	12/20/25	1.000%(Q)	18,000	1.721%	(591,021)	(7,388)	(583,633)	Goldman Sachs International
Kingdom of Saudi Arabia (D39)	12/20/25	1.000%(Q)	3,000	0.682%	49,733	(1,231)	50,964	Goldman Sachs International
People’s Republic of China (D39)	12/20/25	1.000%(Q)	18,000	0.324%	614,651	(7,388)	622,039	Goldman Sachs International
Republic of Argentina (D39)	12/20/25	1.000%(Q)	7,500	12.123%	(2,974,390)	(3,078)	(2,971,312)	Goldman Sachs International
Republic of Chile (D39)	12/20/25	1.000%(Q)	3,000	0.541%	70,442	(1,231)	71,673	Goldman Sachs International
Republic of Colombia (D39)	12/20/25	1.000%(Q)	7,500	1.125%	(36,282)	(3,078)	(33,204)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D39)	12/20/25	1.000%(Q)	12,000	0.765%	$149,858	$(4,925)	$154,783	Goldman Sachs International
Republic of Panama (D39)	12/20/25	1.000%(Q)	3,000	0.563%	67,237	(1,231)	68,468	Goldman Sachs International
Republic of Peru (D39)	12/20/25	1.000%(Q)	3,000	0.630%	57,404	(1,231)	58,635	Goldman Sachs International
Republic of Philippines (D39)	12/20/25	1.000%(Q)	3,000	0.424%	87,459	(1,231)	88,690	Goldman Sachs International
Republic of South Africa (D39)	12/20/25	1.000%(Q)	13,500	2.248%	(768,617)	(5,541)	(763,076)	Goldman Sachs International
Republic of Turkey (D39)	12/20/25	1.000%(Q)	18,000	3.075%	(1,664,904)	(7,388)	(1,657,516)	Goldman Sachs International
Republic of Ukraine (D39)	12/20/25	1.000%(Q)	3,000	3.731%	(357,863)	(1,231)	(356,632)	Goldman Sachs International
Russian Federation (D39)	12/20/25	1.000%(Q)	9,000	0.965%	25,502	(3,694)	29,196	Goldman Sachs International
State of Qatar (D39)	12/20/25	1.000%(Q)	3,000	0.451%	83,644	(1,231)	84,875	Goldman Sachs International
United Mexican States (D39)	12/20/25	1.000%(Q)	18,000	0.954%	60,966	(7,388)	68,354	Goldman Sachs International
Emirate of Abu Dhabi (D40)	12/20/25	1.000%(Q)	2,000	0.448%	56,125	(821)	56,946	Citibank, N.A.
Federation of Malaysia (D40)	12/20/25	1.000%(Q)	3,000	0.433%	86,166	(1,231)	87,397	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D40)	12/20/25	1.000%(Q)	12,000	1.721%	$(394,014)	$(4,925)	$(389,089)	Citibank, N.A.
Kingdom of Saudi Arabia (D40)	12/20/25	1.000%(Q)	2,000	0.682%	33,155	(821)	33,976	Citibank, N.A.
People’s Republic of China (D40)	12/20/25	1.000%(Q)	12,000	0.324%	409,767	(4,925)	414,692	Citibank, N.A.
Republic of Argentina (D40)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,927)	(2,052)	(1,980,875)	Citibank, N.A.
Republic of Chile (D40)	12/20/25	1.000%(Q)	2,000	0.541%	46,961	(821)	47,782	Citibank, N.A.
Republic of Colombia (D40)	12/20/25	1.000%(Q)	5,000	1.125%	(24,188)	(2,052)	(22,136)	Citibank, N.A.
Republic of Indonesia (D40)	12/20/25	1.000%(Q)	8,000	0.765%	99,905	(3,284)	103,189	Citibank, N.A.
Republic of Panama (D40)	12/20/25	1.000%(Q)	2,000	0.563%	44,825	(821)	45,646	Citibank, N.A.
Republic of Peru (D40)	12/20/25	1.000%(Q)	2,000	0.630%	38,270	(821)	39,091	Citibank, N.A.
Republic of Philippines (D40)	12/20/25	1.000%(Q)	2,000	0.424%	58,306	(821)	59,127	Citibank, N.A.
Republic of South Africa (D40)	12/20/25	1.000%(Q)	9,000	2.248%	(512,412)	(3,694)	(508,718)	Citibank, N.A.
Republic of Turkey (D40)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,936)	(4,925)	(1,105,011)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D40)	12/20/25	1.000%(Q)	2,000	3.731%	$(238,575)	$(821)	$(237,754)	Citibank, N.A.
Russian Federation (D40)	12/20/25	1.000%(Q)	6,000	0.965%	17,001	(2,463)	19,464	Citibank, N.A.
State of Qatar (D40)	12/20/25	1.000%(Q)	2,000	0.451%	55,762	(821)	56,583	Citibank, N.A.
United Mexican States (D40)	12/20/25	1.000%(Q)	12,000	0.954%	40,644	(4,925)	45,569	Citibank, N.A.
Emirate of Abu Dhabi (D41)	12/20/25	1.000%(Q)	1,000	0.448%	28,062	(438)	28,500	Bank of America, N.A.
Federation of Malaysia (D41)	12/20/25	1.000%(Q)	1,500	0.433%	43,083	(657)	43,740	Bank of America, N.A.
Federative Republic of Brazil (D41)	12/20/25	1.000%(Q)	6,000	1.721%	(197,007)	(2,628)	(194,379)	Bank of America, N.A.
Kingdom of Saudi Arabia (D41)	12/20/25	1.000%(Q)	1,000	0.682%	16,578	(438)	17,016	Bank of America, N.A.
People’s Republic of China (D41)	12/20/25	1.000%(Q)	6,000	0.324%	204,884	(2,628)	207,512	Bank of America, N.A.
Republic of Argentina (D41)	12/20/25	1.000%(Q)	2,500	12.123%	(991,463)	(1,095)	(990,368)	Bank of America, N.A.
Republic of Chile (D41)	12/20/25	1.000%(Q)	1,000	0.541%	23,481	(438)	23,919	Bank of America, N.A.
Republic of Colombia (D41)	12/20/25	1.000%(Q)	2,500	1.125%	(12,094)	(1,095)	(10,999)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D41)	12/20/25	1.000%(Q)	4,000	0.765%	$49,953	$(1,752)	$51,705	Bank of America, N.A.
Republic of Panama (D41)	12/20/25	1.000%(Q)	1,000	0.563%	22,412	(438)	22,850	Bank of America, N.A.
Republic of Peru (D41)	12/20/25	1.000%(Q)	1,000	0.630%	19,135	(438)	19,573	Bank of America, N.A.
Republic of Philippines (D41)	12/20/25	1.000%(Q)	1,000	0.424%	29,153	(438)	29,591	Bank of America, N.A.
Republic of South Africa (D41)	12/20/25	1.000%(Q)	4,500	2.248%	(256,206)	(1,971)	(254,235)	Bank of America, N.A.
Republic of Turkey (D41)	12/20/25	1.000%(Q)	6,000	3.075%	(554,968)	(2,628)	(552,340)	Bank of America, N.A.
Republic of Ukraine (D41)	12/20/25	1.000%(Q)	1,000	3.731%	(119,288)	(438)	(118,850)	Bank of America, N.A.
Russian Federation (D41)	12/20/25	1.000%(Q)	3,000	0.965%	8,501	(1,314)	9,815	Bank of America, N.A.
State of Qatar (D41)	12/20/25	1.000%(Q)	1,000	0.451%	27,881	(438)	28,319	Bank of America, N.A.
United Mexican States (D41)	12/20/25	1.000%(Q)	6,000	0.954%	20,322	(2,628)	22,950	Bank of America, N.A.
Emirate of Abu Dhabi (D42)	12/20/25	1.000%(Q)	6,000	0.448%	168,375	(2,794)	171,169	Citibank, N.A.
Federation of Malaysia (D42)	12/20/25	1.000%(Q)	9,000	0.433%	258,498	(4,191)	262,689	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D42)	12/20/25	1.000%(Q)	36,000	1.721%	$(1,182,042)	$(16,765)	$(1,165,277)	Citibank, N.A.
Kingdom of Saudi Arabia (D42)	12/20/25	1.000%(Q)	6,000	0.682%	99,466	(2,794)	102,260	Citibank, N.A.
People’s Republic of China (D42)	12/20/25	1.000%(Q)	36,000	0.324%	1,229,302	(16,765)	1,246,067	Citibank, N.A.
Republic of Argentina (D42)	12/20/25	1.000%(Q)	15,000	12.123%	(5,948,779)	(6,985)	(5,941,794)	Citibank, N.A.
Republic of Chile (D42)	12/20/25	1.000%(Q)	6,000	0.541%	140,883	(2,794)	143,677	Citibank, N.A.
Republic of Colombia (D42)	12/20/25	1.000%(Q)	15,000	1.125%	(72,564)	(6,985)	(65,579)	Citibank, N.A.
Republic of Indonesia (D42)	12/20/25	1.000%(Q)	24,000	0.765%	299,715	(11,177)	310,892	Citibank, N.A.
Republic of Panama (D42)	12/20/25	1.000%(Q)	6,000	0.563%	134,474	(2,794)	137,268	Citibank, N.A.
Republic of Peru (D42)	12/20/25	1.000%(Q)	6,000	0.630%	114,809	(2,794)	117,603	Citibank, N.A.
Republic of Philippines (D42)	12/20/25	1.000%(Q)	6,000	0.424%	174,917	(2,794)	177,711	Citibank, N.A.
Republic of South Africa (D42)	12/20/25	1.000%(Q)	27,000	2.248%	(1,537,235)	(12,574)	(1,524,661)	Citibank, N.A.
Republic of Turkey (D42)	12/20/25	1.000%(Q)	36,000	3.075%	(3,329,808)	(16,765)	(3,313,043)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D42)	12/20/25	1.000%(Q)	6,000	3.731%	$(715,725)	$(2,794)	$(712,931)	Citibank, N.A.
Russian Federation (D42)	12/20/25	1.000%(Q)	18,000	0.965%	51,004	(8,382)	59,386	Citibank, N.A.
State of Qatar (D42)	12/20/25	1.000%(Q)	6,000	0.451%	167,287	(2,794)	170,081	Citibank, N.A.
United Mexican States (D42)	12/20/25	1.000%(Q)	36,000	0.954%	121,933	(16,765)	138,698	Citibank, N.A.
Emirate of Abu Dhabi (D43)	12/20/25	1.000%(Q)	2,000	0.448%	56,125	(931)	57,056	Bank of America, N.A.
Federation of Malaysia (D43)	12/20/25	1.000%(Q)	3,000	0.433%	86,166	(1,397)	87,563	Bank of America, N.A.
Federative Republic of Brazil (D43)	12/20/25	1.000%(Q)	12,000	1.721%	(394,014)	(5,588)	(388,426)	Bank of America, N.A.
Kingdom of Saudi Arabia (D43)	12/20/25	1.000%(Q)	2,000	0.682%	33,155	(931)	34,086	Bank of America, N.A.
People’s Republic of China (D43)	12/20/25	1.000%(Q)	12,000	0.324%	409,767	(5,588)	415,355	Bank of America, N.A.
Republic of Argentina (D43)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,927)	(2,328)	(1,980,599)	Bank of America, N.A.
Republic of Chile (D43)	12/20/25	1.000%(Q)	2,000	0.541%	46,961	(931)	47,892	Bank of America, N.A.
Republic of Colombia (D43)	12/20/25	1.000%(Q)	5,000	1.125%	(24,188)	(2,328)	(21,860)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D43)	12/20/25	1.000%(Q)	8,000	0.765%	$99,905	$(3,726)	$103,631	Bank of America, N.A.
Republic of Panama (D43)	12/20/25	1.000%(Q)	2,000	0.563%	44,825	(931)	45,756	Bank of America, N.A.
Republic of Peru (D43)	12/20/25	1.000%(Q)	2,000	0.630%	38,270	(931)	39,201	Bank of America, N.A.
Republic of Philippines (D43)	12/20/25	1.000%(Q)	2,000	0.424%	58,306	(931)	59,237	Bank of America, N.A.
Republic of South Africa (D43)	12/20/25	1.000%(Q)	9,000	2.248%	(512,412)	(4,191)	(508,221)	Bank of America, N.A.
Republic of Turkey (D43)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,936)	(5,588)	(1,104,348)	Bank of America, N.A.
Republic of Ukraine (D43)	12/20/25	1.000%(Q)	2,000	3.731%	(238,575)	(931)	(237,644)	Bank of America, N.A.
Russian Federation (D43)	12/20/25	1.000%(Q)	6,000	0.965%	17,001	(2,794)	19,795	Bank of America, N.A.
State of Qatar (D43)	12/20/25	1.000%(Q)	2,000	0.451%	55,762	(931)	56,693	Bank of America, N.A.
United Mexican States (D43)	12/20/25	1.000%(Q)	12,000	0.954%	40,644	(5,588)	46,232	Bank of America, N.A.
Emirate of Abu Dhabi (D44)	12/20/25	1.000%(Q)	1,800	0.448%	50,512	(888)	51,400	Bank of America, N.A.
Federation of Malaysia (D44)	12/20/25	1.000%(Q)	2,700	0.433%	77,549	(1,332)	78,881	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D44)	12/20/25	1.000%(Q)	10,800	1.721%	$(354,613)	$(5,328)	$(349,285)	Bank of America, N.A.
Kingdom of Saudi Arabia (D44)	12/20/25	1.000%(Q)	1,800	0.682%	29,840	(888)	30,728	Bank of America, N.A.
People’s Republic of China (D44)	12/20/25	1.000%(Q)	10,800	0.324%	368,791	(5,328)	374,119	Bank of America, N.A.
Republic of Argentina (D44)	12/20/25	1.000%(Q)	4,500	12.123%	(1,784,634)	(2,220)	(1,782,414)	Bank of America, N.A.
Republic of Chile (D44)	12/20/25	1.000%(Q)	1,800	0.541%	42,265	(888)	43,153	Bank of America, N.A.
Republic of Colombia (D44)	12/20/25	1.000%(Q)	4,500	1.125%	(21,769)	(2,220)	(19,549)	Bank of America, N.A.
Republic of Indonesia (D44)	12/20/25	1.000%(Q)	7,200	0.765%	89,915	(3,552)	93,467	Bank of America, N.A.
Republic of Panama (D44)	12/20/25	1.000%(Q)	1,800	0.563%	40,342	(888)	41,230	Bank of America, N.A.
Republic of Peru (D44)	12/20/25	1.000%(Q)	1,800	0.630%	34,443	(888)	35,331	Bank of America, N.A.
Republic of Philippines (D44)	12/20/25	1.000%(Q)	1,800	0.424%	52,475	(888)	53,363	Bank of America, N.A.
Republic of South Africa (D44)	12/20/25	1.000%(Q)	8,100	2.248%	(461,170)	(3,996)	(457,174)	Bank of America, N.A.
Republic of Turkey (D44)	12/20/25	1.000%(Q)	10,800	3.075%	(998,942)	(5,328)	(993,614)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D44)	12/20/25	1.000%(Q)	1,800	3.731%	$(214,718)	$(888)	$(213,830)	Bank of America, N.A.
Russian Federation (D44)	12/20/25	1.000%(Q)	5,400	0.965%	15,301	(2,664)	17,965	Bank of America, N.A.
State of Qatar (D44)	12/20/25	1.000%(Q)	1,800	0.451%	50,186	(888)	51,074	Bank of America, N.A.
United Mexican States (D44)	12/20/25	1.000%(Q)	10,800	0.954%	36,580	(5,328)	41,908	Bank of America, N.A.
Emirate of Abu Dhabi (D45)	12/20/25	1.000%(Q)	1,000	0.448%	28,062	(521)	28,583	Bank of America, N.A.
Federation of Malaysia (D45)	12/20/25	1.000%(Q)	1,500	0.433%	43,083	(782)	43,865	Bank of America, N.A.
Federative Republic of Brazil (D45)	12/20/25	1.000%(Q)	6,000	1.721%	(197,007)	(3,126)	(193,881)	Bank of America, N.A.
Kingdom of Saudi Arabia (D45)	12/20/25	1.000%(Q)	1,000	0.682%	16,578	(521)	17,099	Bank of America, N.A.
People’s Republic of China (D45)	12/20/25	1.000%(Q)	6,000	0.324%	204,884	(3,126)	208,010	Bank of America, N.A.
Republic of Argentina (D45)	12/20/25	1.000%(Q)	2,500	12.123%	(991,463)	(1,303)	(990,160)	Bank of America, N.A.
Republic of Chile (D45)	12/20/25	1.000%(Q)	1,000	0.541%	23,481	(521)	24,002	Bank of America, N.A.
Republic of Colombia (D45)	12/20/25	1.000%(Q)	2,500	1.125%	(12,094)	(1,303)	(10,791)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D45)	12/20/25	1.000%(Q)	4,000	0.765%	$49,953	$(2,084)	$52,037	Bank of America, N.A.
Republic of Panama (D45)	12/20/25	1.000%(Q)	1,000	0.563%	22,412	(521)	22,933	Bank of America, N.A.
Republic of Peru (D45)	12/20/25	1.000%(Q)	1,000	0.630%	19,135	(521)	19,656	Bank of America, N.A.
Republic of Philippines (D45)	12/20/25	1.000%(Q)	1,000	0.424%	29,153	(521)	29,674	Bank of America, N.A.
Republic of South Africa (D45)	12/20/25	1.000%(Q)	4,500	2.248%	(256,206)	(2,345)	(253,861)	Bank of America, N.A.
Republic of Turkey (D45)	12/20/25	1.000%(Q)	6,000	3.075%	(554,968)	(3,126)	(551,842)	Bank of America, N.A.
Republic of Ukraine (D45)	12/20/25	1.000%(Q)	1,000	3.731%	(119,288)	(521)	(118,767)	Bank of America, N.A.
Russian Federation (D45)	12/20/25	1.000%(Q)	3,000	0.965%	8,501	(1,563)	10,064	Bank of America, N.A.
State of Qatar (D45)	12/20/25	1.000%(Q)	1,000	0.451%	27,881	(521)	28,402	Bank of America, N.A.
United Mexican States (D45)	12/20/25	1.000%(Q)	6,000	0.954%	20,322	(3,126)	23,448	Bank of America, N.A.
Emirate of Abu Dhabi (D46)	12/20/25	1.000%(Q)	3,000	0.448%	84,187	(2,064)	86,251	Citibank, N.A.
Federation of Malaysia (D46)	12/20/25	1.000%(Q)	4,500	0.433%	129,249	(3,095)	132,344	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D46)	12/20/25	1.000%(Q)	18,000	1.721%	$(591,021)	$(12,382)	$(578,639)	Citibank, N.A.
Kingdom of Saudi Arabia (D46)	12/20/25	1.000%(Q)	3,000	0.682%	49,733	(2,064)	51,797	Citibank, N.A.
People’s Republic of China (D46)	12/20/25	1.000%(Q)	18,000	0.324%	614,651	(12,382)	627,033	Citibank, N.A.
Republic of Argentina (D46)	12/20/25	1.000%(Q)	7,500	12.123%	(2,974,390)	(5,159)	(2,969,231)	Citibank, N.A.
Republic of Chile (D46)	12/20/25	1.000%(Q)	3,000	0.541%	70,442	(2,064)	72,506	Citibank, N.A.
Republic of Colombia (D46)	12/20/25	1.000%(Q)	7,500	1.125%	(36,282)	(5,159)	(31,123)	Citibank, N.A.
Republic of Indonesia (D46)	12/20/25	1.000%(Q)	12,000	0.765%	149,858	(8,255)	158,113	Citibank, N.A.
Republic of Panama (D46)	12/20/25	1.000%(Q)	3,000	0.563%	67,237	(2,064)	69,301	Citibank, N.A.
Republic of Peru (D46)	12/20/25	1.000%(Q)	3,000	0.630%	57,404	(2,064)	59,468	Citibank, N.A.
Republic of Philippines (D46)	12/20/25	1.000%(Q)	3,000	0.424%	87,459	(2,064)	89,523	Citibank, N.A.
Republic of South Africa (D46)	12/20/25	1.000%(Q)	13,500	2.248%	(768,617)	(9,286)	(759,331)	Citibank, N.A.
Republic of Turkey (D46)	12/20/25	1.000%(Q)	18,000	3.075%	(1,664,904)	(12,382)	(1,652,522)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D46)	12/20/25	1.000%(Q)	3,000	3.731%	$(357,863)	$(2,064)	$(355,799)	Citibank, N.A.
Russian Federation (D46)	12/20/25	1.000%(Q)	9,000	0.965%	25,502	(6,191)	31,693	Citibank, N.A.
State of Qatar (D46)	12/20/25	1.000%(Q)	3,000	0.451%	83,644	(2,064)	85,708	Citibank, N.A.
United Mexican States (D46)	12/20/25	1.000%(Q)	18,000	0.954%	60,966	(12,382)	73,348	Citibank, N.A.
Emirate of Abu Dhabi (D47)	12/20/25	1.000%(Q)	2,000	0.448%	56,125	(1,376)	57,501	Citibank, N.A.
Federation of Malaysia (D47)	12/20/25	1.000%(Q)	3,000	0.433%	86,166	(2,064)	88,230	Citibank, N.A.
Federative Republic of Brazil (D47)	12/20/25	1.000%(Q)	12,000	1.721%	(394,014)	(8,255)	(385,759)	Citibank, N.A.
Kingdom of Saudi Arabia (D47)	12/20/25	1.000%(Q)	2,000	0.682%	33,155	(1,376)	34,531	Citibank, N.A.
People’s Republic of China (D47)	12/20/25	1.000%(Q)	12,000	0.324%	409,767	(8,255)	418,022	Citibank, N.A.
Republic of Argentina (D47)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,927)	(3,439)	(1,979,488)	Citibank, N.A.
Republic of Chile (D47)	12/20/25	1.000%(Q)	2,000	0.541%	46,961	(1,376)	48,337	Citibank, N.A.
Republic of Colombia (D47)	12/20/25	1.000%(Q)	5,000	1.125%	(24,188)	(3,439)	(20,749)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D47)	12/20/25	1.000%(Q)	8,000	0.765%	$99,905	$(5,503)	$105,408	Citibank, N.A.
Republic of Panama (D47)	12/20/25	1.000%(Q)	2,000	0.563%	44,825	(1,376)	46,201	Citibank, N.A.
Republic of Peru (D47)	12/20/25	1.000%(Q)	2,000	0.630%	38,270	(1,376)	39,646	Citibank, N.A.
Republic of Philippines (D47)	12/20/25	1.000%(Q)	2,000	0.424%	58,306	(1,376)	59,682	Citibank, N.A.
Republic of South Africa (D47)	12/20/25	1.000%(Q)	9,000	2.248%	(512,412)	(6,191)	(506,221)	Citibank, N.A.
Republic of Turkey (D47)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,936)	(8,255)	(1,101,681)	Citibank, N.A.
Republic of Ukraine (D47)	12/20/25	1.000%(Q)	2,000	3.731%	(238,575)	(1,376)	(237,199)	Citibank, N.A.
Russian Federation (D47)	12/20/25	1.000%(Q)	6,000	0.965%	17,001	(4,127)	21,128	Citibank, N.A.
State of Qatar (D47)	12/20/25	1.000%(Q)	2,000	0.451%	55,762	(1,376)	57,138	Citibank, N.A.
United Mexican States (D47)	12/20/25	1.000%(Q)	12,000	0.954%	40,644	(8,255)	48,899	Citibank, N.A.
Emirate of Abu Dhabi (D48)	12/20/25	1.000%(Q)	2,000	0.448%	56,125	(1,656)	57,781	Citibank, N.A.
Federation of Malaysia (D48)	12/20/25	1.000%(Q)	3,000	0.433%	86,166	(2,483)	88,649	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D48)	12/20/25	1.000%(Q)	12,000	1.721%	$(394,014)	$(9,933)	$(384,081)	Citibank, N.A.
Kingdom of Saudi Arabia (D48)	12/20/25	1.000%(Q)	2,000	0.682%	33,155	(1,656)	34,811	Citibank, N.A.
People’s Republic of China (D48)	12/20/25	1.000%(Q)	12,000	0.324%	409,767	(9,933)	419,700	Citibank, N.A.
Republic of Argentina (D48)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,927)	(4,139)	(1,978,788)	Citibank, N.A.
Republic of Chile (D48)	12/20/25	1.000%(Q)	2,000	0.541%	46,961	(1,656)	48,617	Citibank, N.A.
Republic of Colombia (D48)	12/20/25	1.000%(Q)	5,000	1.125%	(24,188)	(4,139)	(20,049)	Citibank, N.A.
Republic of Indonesia (D48)	12/20/25	1.000%(Q)	8,000	0.765%	99,905	(6,622)	106,527	Citibank, N.A.
Republic of Panama (D48)	12/20/25	1.000%(Q)	2,000	0.563%	44,825	(1,656)	46,481	Citibank, N.A.
Republic of Peru (D48)	12/20/25	1.000%(Q)	2,000	0.630%	38,270	(1,656)	39,926	Citibank, N.A.
Republic of Philippines (D48)	12/20/25	1.000%(Q)	2,000	0.424%	58,306	(1,656)	59,962	Citibank, N.A.
Republic of South Africa (D48)	12/20/25	1.000%(Q)	9,000	2.248%	(512,412)	(7,450)	(504,962)	Citibank, N.A.
Republic of Turkey (D48)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,936)	(9,933)	(1,100,003)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D48)	12/20/25	1.000%(Q)	2,000	3.731%	$(238,575)	$(1,656)	$(236,919)	Citibank, N.A.
Russian Federation (D48)	12/20/25	1.000%(Q)	6,000	0.965%	17,001	(4,967)	21,968	Citibank, N.A.
State of Qatar (D48)	12/20/25	1.000%(Q)	2,000	0.451%	55,762	(1,656)	57,418	Citibank, N.A.
United Mexican States (D48)	12/20/25	1.000%(Q)	12,000	0.954%	40,644	(9,933)	50,577	Citibank, N.A.
					$(130,556,986)	$(4,671,477)	$(125,885,509)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	79,900	$(180,333)	$88,820	$(269,153)	Barclays Bank PLC
CDX.EM.29.V3 (D02)	06/20/23	1.000%(Q)	141,000	(641,254)	(48,035)	(593,219)	Barclays Bank PLC
CDX.EM.29.V3 (D03)	06/20/23	1.000%(Q)	164,500	(748,130)	(40,895)	(707,235)	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q)	329,000	(742,546)	(83,220)	(659,326)	Barclays Bank PLC
CDX.EM.29.V3 (D05)	06/20/23	1.000%(Q)	70,500	(320,627)	(2,380)	(318,247)	Barclays Bank PLC
CDX.EM.30.V3 (D06)	12/20/23	1.000%(Q)	141,000	(318,234)	60,538	(378,772)	Barclays Bank PLC
CDX.EM.30.V3 (D07)	12/20/23	1.000%(Q)	94,000	(212,156)	32,761	(244,917)	Citibank, N.A.
CDX.EM.30.V3 (D08)	12/20/23	1.000%(Q)	94,000	(212,156)	43,963	(256,119)	Citibank, N.A.
CDX.EM.32.V3 (D11)	12/20/24	1.000%(Q)	46,500	75,933	—	75,933	Bank of America, N.A.
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q)	100,000	3,282,601	(52,135)	3,334,736	Citibank, N.A.
CDX.EM.34.V1 (D13)	12/20/25	1.000%(Q)	200,000	6,565,202	(104,269)	6,669,471	JPMorgan Chase Bank, N.A.
CDX.EM.34.V1 (D14)	12/20/25	1.000%(Q)	90,000	2,954,341	(42,273)	2,996,614	Citibank, N.A.
CDX.EM.34.V1 (D15)	12/20/25	1.000%(Q)	200,000	6,565,202	(51,173)	6,616,375	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D16)	12/20/25	1.000%(Q)	70,000	2,297,821	43,978	2,253,843	Citibank, N.A.
CDX.EM.34.V1 (D17)	12/20/25	1.000%(Q)	100,000	3,282,601	(26,205)	3,308,806	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.34.V1 (D18)	12/20/25	1.000%(Q)	100,000	$3,282,601	$(26,205)	$3,308,806	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D19)	12/20/25	1.000%(Q)	100,000	3,282,601	(13,137)	3,295,738	Citibank, N.A.
CDX.EM.34.V1 (D20)	12/20/25	1.000%(Q)	100,000	3,282,601	(10,515)	3,293,116	Goldman Sachs International
CDX.EM.34.V1 (D21)	12/20/25	1.000%(Q)	100,000	3,282,601	(10,515)	3,293,116	Citibank, N.A.
CDX.EM.34.V1 (D22)	12/20/25	1.000%(Q)	100,000	3,282,601	(7,891)	3,290,492	Citibank, N.A.
CDX.EM.34.V1 (D23)	12/20/25	1.000%(Q)	100,000	3,282,601	23,824	3,258,777	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D24)	12/20/25	1.000%(Q)	50,000	1,641,301	35,736	1,605,565	Bank of America, N.A.
CDX.EM.34.V1 (D25)	12/20/25	1.000%(Q)	100,000	3,282,601	26,485	3,256,116	Citibank, N.A.
CDX.EM.34.V1 (D26)	12/20/25	1.000%(Q)	100,000	3,282,601	29,150	3,253,451	Citibank, N.A.
CDX.EM.34.V1 (D27)	12/20/25	1.000%(Q)	50,000	1,641,301	14,575	1,626,726	Bank of America, N.A.
CDX.EM.33.V2 (D28)	06/20/25	1.000%(Q)	171,000	1,422,300	63,220	1,359,080	Bank of America, N.A.
CDX.EM.34.V1 (D29)	12/20/25	1.000%(Q)	100,000	3,282,601	13,271	3,269,330	Bank of America, N.A.
CDX.EM.34.V1 (D30)	12/20/25	1.000%(Q)	150,000	4,923,902	27,073	4,896,829	Barclays Bank PLC
CDX.EM.34.V1 (D31)	12/20/25	1.000%(Q)	200,000	6,565,202	(21,234)	6,586,436	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D32)	12/20/25	1.000%(Q)	200,000	6,565,202	41,428	6,523,774	Barclays Bank PLC
CDX.EM.34.V1 (D33)	12/20/25	1.000%(Q)	100,000	3,282,601	39,835	3,242,766	Citibank, N.A.
CDX.EM.34.V1 (D34)	12/20/25	1.000%(Q)	100,000	3,282,601	55,949	3,226,652	Goldman Sachs International
CDX.EM.34.V1 (D35)	12/20/25	1.000%(Q)	100,000	3,282,601	58,644	3,223,957	Citibank, N.A.
CDX.EM.34.V1 (D36)	12/20/25	1.000%(Q)	100,000	3,282,601	74,880	3,207,721	JPMorgan Chase Bank, N.A.
CDX.EM.34.V1 (D37)	12/20/25	1.000%(Q)	100,000	3,282,601	77,596	3,205,005	Citibank, N.A.
CDX.EM.34.V1 (D38)	12/20/25	1.000%(Q)	50,000	1,641,301	22,818	1,618,483	Bank of America, N.A.
CDX.EM.34.V1 (D39)	12/20/25	1.000%(Q)	150,000	4,928,069	(86,195)	5,014,264	Goldman Sachs International
CDX.EM.34.V1 (D40)	12/20/25	1.000%(Q)	100,000	3,285,379	(57,463)	3,342,842	Citibank, N.A.
CDX.EM.34.V1 (D41)	12/20/25	1.000%(Q)	50,000	1,642,690	(52,019)	1,694,709	Bank of America, N.A.
CDX.EM.34.V1 (D42)	12/20/25	1.000%(Q)	300,000	9,856,137	(156,144)	10,012,281	Citibank, N.A.
CDX.EM.34.V1 (D43)	12/20/25	1.000%(Q)	100,000	3,285,379	(101,357)	3,386,736	Bank of America, N.A.
CDX.EM.34.V1 (D44)	12/20/25	1.000%(Q)	90,000	2,956,841	(88,805)	3,045,646	Bank of America, N.A.
CDX.EM.34.V1 (D45)	12/20/25	1.000%(Q)	50,000	1,642,690	(47,992)	1,690,682	Bank of America, N.A.
CDX.EM.34.V1 (D46)	12/20/25	1.000%(Q)	150,000	4,928,069	103,183	4,824,886	Citibank, N.A.
CDX.EM.34.V1 (D47)	12/20/25	1.000%(Q)	100,000	3,285,379	68,789	3,216,590	Citibank, N.A.
CDX.EM.34.V1 (D48)	12/20/25	1.000%(Q)	100,000	3,285,379	82,776	3,202,603	Citibank, N.A.
				$131,101,200	$(765)	$131,101,965

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.31.V2 (D09)	06/20/24	1.000%(Q)	47,000	0.993%	$66,729	$(67,322)	$134,051	Citibank, N.A.
CDX.EM.31.V2 (D10)	06/20/24	1.000%(Q)	47,000	0.993%	66,729	(86,235)	152,964	Citibank, N.A.
					$133,458	$(153,557)	$287,015
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D48).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	145,054	*	$12,692	$—	$12,692	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$898,154		$968,162		$(70,008)		Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	3,619,652		5,242,872		(1,623,220)		Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(21,766)		(14,472)		(7,294)		BNP Paribas S.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	21,913		22,441		(528)		Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	58,637		64,462		(5,825)		HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	576,808		313,708		263,100		Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	1,396,080		1,358,761		37,319		Citibank, N.A.
Safeway, Inc.	03/20/23	5.000%(Q)		10,000	(995,813)		(916,622)		(79,191)		BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(286,643)		67,654		(354,297)		Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	19,445	$(283,148)		$169,368		$(452,516)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,615	(96,324)		21,386		(117,710)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,450	(93,922)		62,913		(156,835)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,435	(93,703)		57,632		(151,335)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	3,210	(46,742)		11,026		(57,768)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	31,000	(393,106)		(355,499)		(37,607)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	26,000	(329,702)		(240,363)		(89,339)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	(79,082)		40,951		(120,033)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	(72,692)		31,439		(104,131)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	(50,612)		(13,191)		(37,421)		Citibank, N.A.
				$3,727,989		$6,892,628		$(3,164,639)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	03/20/21	1.000%(Q)		60,000	0.627%	$101,043	$22,244	$78,799	BNP Paribas S.A.
Boeing Co.	12/20/21	1.000%(Q)		152,900	0.791%	469,794	733,634	(263,840)	Bank of America, N.A.
Cemex	06/20/24	5.000%(Q)		13,400	4.864%	134,381	781,234	(646,853)	Credit Suisse International
Enbridge, Inc.	06/20/21	1.000%(Q)		42,000	0.240%	175,965	110,358	65,607	Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	3.769%	(3,347,543)	(5,014,466)	1,666,923	Deutsche Bank AG
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR	80,000	0.204%	815,155	679,593	135,562	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.268%	271,552	(101,236)	372,788	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.694%	702,770	602,494	100,276	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.775%	29,740	29,959	(219)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	30,000	0.147%	$135,830	$73,900	$61,930	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.219%	1,115,076	636,790	478,286	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/21	1.000%(Q)	11,000	0.100%	52,138	27,309	24,829	Goldman Sachs International
Kingdom of Spain	12/20/25	1.000%(Q)	11,700	0.427%	339,555	224,049	115,506	JPMorgan Chase Bank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	3.187%	(810,716)	(501,177)	(309,539)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	3.187%	(800,588)	(594,093)	(206,495)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	12,620	3.187%	(623,475)	(202,702)	(420,773)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	3.187%	(272,462)	(169,228)	(103,234)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	3.187%	(265,051)	(201,562)	(63,489)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	3.187%	(264,804)	(197,725)	(67,079)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	3.187%	(134,872)	(83,330)	(51,542)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	3.378%	(773,788)	(637,235)	(136,553)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	3.777%	(3,071,292)	(1,207,668)	(1,863,624)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	3.777%	(2,575,923)	(1,054,698)	(1,521,225)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	3.777%	(619,386)	(463,521)	(155,865)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	3.777%	(569,339)	(421,108)	(148,231)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	3.777%	(396,407)	(212,581)	(183,826)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	3.958%	(821,907)	(471,953)	(349,954)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.729%	$(2,351,112)	$(1,379,761)	$(971,351)	Citibank, N.A.
Republic of Colombia	03/20/21	1.000%(Q)	15,500	0.236%	34,530	16,837	17,693	HSBC Bank USA, N.A.
Republic of Colombia	03/20/21	1.000%(Q)	15,000	0.236%	33,416	16,298	17,118	HSBC Bank USA, N.A.
Republic of Hungary	06/20/24	1.000%(Q)	25,000	0.451%	496,250	524,684	(28,434)	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.496%	311,818	314,726	(2,908)	Citibank, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)	25,000	0.173%	215,462	156,534	58,928	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)	5,000	0.218%	60,692	47,321	13,371	HSBC Bank USA, N.A.
Republic of Portugal	09/20/21	1.000%(Q)	13,500	0.075%	96,826	(19,542)	116,368	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	16,000	0.268%	64,827	39,208	25,619	BNP Paribas S.A.
Republic of Serbia	12/20/25	1.000%(Q)	5,700	1.167%	(38,969)	(8,113)	(30,856)	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	0.689%	1,792	(1,738)	3,530	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)	18,000	0.326%	403,651	231,033	172,618	HSBC Bank USA, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	1.977%	(13,216)	(4,453)	(8,763)	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	1.977%	(59,392)	(10,035)	(49,357)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	2.511%	(1,354,525)	(257,303)	(1,097,222)	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	0.500%	234,798	(127,757)	362,555	Barclays Bank PLC
					$(12,867,706)	$(8,074,780)	$(4,792,926)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	948,500	$(21,847,231)	$(21,168,733)	$678,498

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.MADRID 1.4Y 30% - 100%	06/20/21	0.000%	317,618	*	$(39,182)	$(64,534)	$25,352	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	15,000	*	(140,375)	(52,269)	(88,106)	Deutsche Bank AG
					$(179,557)	$(116,803)	$(62,754)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
100,000	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(565,650)	$(565,650)
41,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(486,494)	(486,494)
139,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,635,682)	(1,635,682)
				$—	$(2,687,826)	$(2,687,826)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	270,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(1,121)	$4,107,020	$4,108,141
AUD	64,640	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(1,431)	(329,636)	(328,205)
AUD	127,910	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	27,593	(576,320)	(603,913)
BRL	948,728	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	4,557,901	4,557,901

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	155,679	01/02/25	6.340%(T)	1 Day BROIS(2)(T)	$—	$207,639	$207,639
BRL	1,236,498	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	1,829,499	1,829,499
BRL	1,319,643	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	1,867,804	1,867,804
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	3,171,768	3,171,768
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	3,621,910	3,621,910
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	153,609	153,609
BRL	423,654	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	515,558	515,558
BRL	426,002	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	704,115	704,115
BRL	746,638	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	1,180,532	1,180,532
BRL	651,394	01/04/27	6.905%(T)	1 Day BROIS(2)(T)	—	1,085,362	1,085,362
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	2,603,791	2,603,791
BRL	56,209	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	10,201	10,201
BRL	89,003	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	9,527	9,527
BRL	83,932	01/02/29	7.193%(T)	1 Day BROIS(2)(T)	—	9,307	9,307
BRL	317,288	01/02/29	7.245%(T)	1 Day BROIS(2)(T)	—	249,414	249,414
CAD	463,845	01/14/26	0.875%(S)	3 Month CDOR(2)(S)	(4,228)	(57,694)	(53,466)
CAD	402,310	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(3,610)	(244,355)	(240,745)
CLP	19,200,000	01/21/26	1.566%(S)	1 Day CLOIS(2)(S)	—	(2,335)	(2,335)
CLP	30,000,000	01/22/26	1.570%(S)	1 Day CLOIS(2)(S)	—	1,555	1,555
CLP	43,500,000	01/22/26	1.580%(S)	1 Day CLOIS(2)(S)	—	31,699	31,699
CLP	4,000,000	01/18/31	2.700%(S)	1 Day CLOIS(2)(S)	—	58,687	58,687

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	14,400,000	01/20/31	2.625%(S)	1 Day CLOIS(2)(S)	$—	$70,073	$70,073
CLP	1,900,000	01/29/31	2.570%(S)	1 Day CLOIS(2)(S)	—	(6,304)	(6,304)
CLP	3,300,000	01/21/33	2.805%(S)	1 Day CLOIS(2)(S)	—	22,198	22,198
CLP	16,500,000	01/26/33	2.860%(S)	1 Day CLOIS(2)(S)	—	237,416	237,416
CLP	6,700,000	01/28/33	2.820%(S)	1 Day CLOIS(2)(S)	—	54,433	54,433
CLP	2,700,000	01/20/36	2.955%(S)	1 Day CLOIS(2)(S)	—	11,608	11,608
CLP	5,500,000	01/21/36	2.930%(S)	1 Day CLOIS(2)(S)	—	(1,948)	(1,948)
CLP	2,700,000	01/22/36	2.965%(S)	1 Day CLOIS(2)(S)	—	15,936	15,936
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	1,490	730,505	729,015
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	1,918,247	1,918,247
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,184)	1,053,468	1,054,652
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(804)	48,423	49,227
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(33)	66,444	66,477
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(405)	188,696	189,101
CNH	13,700	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(20)	19,119	19,139
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	2,398,153	2,398,153
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	3,374,260	3,374,260
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	1,157,474	1,157,474

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	150,000,000	01/20/26	3.060%(Q)	1 Day COOIS(2)(Q)	$—	$31,345	$31,345
COP	14,760,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	6,525	6,525
COP	25,000,000	01/21/26	3.055%(Q)	1 Day COOIS(2)(Q)	—	3,045	3,045
COP	73,700,000	01/22/26	3.050%(Q)	1 Day COOIS(2)(Q)	—	2,556	2,556
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	683,675	683,675
COP	53,420,000	09/21/27	3.680%(Q)	1 Day COOIS(2)(Q)	—	218,248	218,248
COP	80,000,000	01/22/28	3.525%(Q)	1 Day COOIS(2)(Q)	—	(29,113)	(29,113)
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	3,017,667	3,017,667
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	2,294,305	2,294,305
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	1,300,459	1,300,459
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	1,114,288	1,114,288
COP	22,340,000	09/21/30	4.315%(Q)	1 Day COOIS(2)(Q)	—	144,863	144,863
EUR	268,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(1,506,706)	(4,102,206)	(2,595,500)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(3,561,953)	(3,831,399)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(4,955,459)	(4,746,066)
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(3,031,684)	(2,964,029)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(410,112)	(389,407)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(1,807,887)	(1,807,887)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(2,740,579)	(2,522,641)
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	(4,639,276)	(1,894,604)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(8,532,939)	(6,663,306)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	$(3,114,118)	$(5,952,592)	$(2,838,474)
HUF	4,459,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	60,342	60,342
HUF	69,833,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	1,159,631	1,159,631
HUF	19,737,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	1,581,175	1,581,175
MXN	364,730	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,656)	62,718	64,374
MXN	692,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(953)	(171,150)	(170,197)
MXN	1,685,660	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,308)	(421,448)	(419,140)
MXN	1,920,000	01/21/31	5.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,764)	(138,407)	(135,643)
MXN	976,310	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,703)	(13,288)	(11,585)
MXN	1,050,000	01/05/33	5.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,729)	(390,189)	(388,460)
MXN	1,080,000	01/10/33	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,826)	(202,012)	(200,186)
MXN	273,525	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,760)	42,293	44,053
NZD	95,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	2,979,237	2,979,237

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	60,880	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	$—	$(378,472)	$(378,472)
NZD	236,770	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	110,222	(1,373,722)	(1,483,944)
NZD	90,600	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(535,997)	(535,997)
PLN	233,730	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	96,991	(76,104)	(173,095)
PLN	326,260	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(73,488)	(367,540)	(294,052)
	268,680	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	(343,725)	(343,725)
	309,475	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	(285,373)	(285,373)
	139,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(8,269,788)	(8,269,788)
	21,710	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	(3,572)	(3,572)
	63,500	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	87,774	87,774
ZAR	1,911,800	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(104,124)	(2,406,248)	(2,302,124)
ZAR	1,389,700	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(12,941)	(16,963)	(4,022)
ZAR	1,248,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(52,823)	6,860,753	6,913,576
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(514,657)	9,627,627	10,142,284
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	24,012	5,427,701	5,403,689
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(8,945)	7,125,888	7,134,833
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(6,132)	4,884,927	4,891,059
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	13,980,989	13,980,989
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(7,109)	4,920,217	4,927,326
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(1,272)	3,164,270	3,165,542
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(26,431)	18,504,087	18,530,518

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	312,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	$(18,070)	$1,180,273	$1,198,343
ZAR	3,093,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(83,803)	7,722,482	7,806,285
ZAR	395,800	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(10,834)	1,111,643	1,122,477
ZAR	460,300	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	82,870	211,383	128,513
					$(10,086,360)	$80,479,347	$90,565,707

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	10,460	$(752)	$(29,126)	$28,374
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	946	(881)	(2,719)	1,838
The Bloomberg Barclays US CMBS: Erisa Eligible Index(M)	1 Month LIBOR minus 40 bps(M)	Barclays Bank PLC	4/01/21	112,031	14,285	—	14,285
The Bloomberg Barclays US CMBS: Erisa Eligible Index(M)	1 Month LIBOR minus 15 bps(M)	Barclays Bank PLC	5/01/21	18,189	2,101	—	2,101
					$14,753	$(31,845)	$46,598
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).